 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2002

                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]

                        POST-EFFECTIVE AMENDMENT NO. 9                      [X]

                                      AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 26                             [X]

                       THE NEW ENGLAND VARIABLE ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 ONE MADISON AVENUE, NEW YORK, NEW YORK 10010
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


Gary A. Beller, Esq.                      Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Sutherland Asbill & Brennan LLP
One Madison Avenue                        1275 Pennsylvania Avenue, N.W.
New York, New York 10010                  Washington, D.C. 20004-2415


It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] on (date) pursuant to paragraph (a)(1) of Rule 485



Title of Securities Being Registered: Individual Variable Annuity Contracts.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

This registration statement incorporates by reference the supplements dated May 1, 2001 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-11131) on April 26, 2001.

This registration statement incorporates by reference the prospectus dated
May 1, 2000, the supplement dated May 1, 2000 to the prospectus dated April 30, 1999, the supplement dated May 1, 2000 to the prospectus dated May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 27, 2000.

This registration statement incorporates by reference the prospectus dated April 30, 1999 for the contracts as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 26, 1999.

                               ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY


                          Supplement dated May 1, 2002
                                       To
           Prospectus dated April 30, 1999 as annually supplemented.


  The Puerto Rico Internal Revenue Code of 1994, as amended (the "PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The Contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").

1.   GENERAL TAX TREATMENT OF ANNUITIES

  For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

  Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

  From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

  Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

  If a payment is received in a lump sum, the annuity's cost is recovered tax free and the remainder constitutes taxable income.

2.   A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

  A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.

  The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

VA-999-01

  When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.

  The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.

  If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

  A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.

  Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

3.   A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

  A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

  Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements.

  The trust created under the qualified plan is exempt from tax on its investment income.

a.   Contributions

  The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b.   Distributions

  The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

  In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

  Lump-sum proceeds from a qualified plan distributed on account of the employee's separation from service may receive long term capital gain treatment and will be taxed at a maximum rate of 20%.

  The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c.   Rollover

  Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

4.   A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

  A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

  This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

  An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

  Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a.   Contributions

  A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

  Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

  The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b.   Distributions

  Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                              One Madison Avenue
                           New York, New York 10010

                              Designated Office:

                      Annuity Administrative Office


                              P.O. Box 14594


                        Des Moines, IA 50306-3594


                       SUPPLEMENT DATED MAY 1, 2002


    TO THE PROSPECTUS DATED APRIL 30, 1999 (AS ANNUALLY SUPPLEMENTED).


  This supplement updates certain information in the prospectus dated April 30, 1999 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by The New England Variable Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2002, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated April 30, 1999, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-365-5015.


  NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

  THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

  WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS

  Condensed financial information containing the accumulation unit value history appears at the end of this supplement. Average annual total return information appears at the end of this supplement.


STATE VARIATIONS

  Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


  We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.


REPLACEMENT OF CONTRACTS


  Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your registered representative if purchasing a Contract would be advantageous, given the Contract's features, benefits, and charges.


                                 EXPENSE TABLE

  The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one sub-account, with no transfers.

                               VARIABLE ACCOUNT


CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchases (as a percentage
     of Contract Value).................................            0%
    Maximum Contingent Deferred Sales Charge(2) (as a
     percentage of Contract Value)......................          6.5%
    Transfer Fee (per Contract Year)(3)................. $0 on the first twelve
                                                          $10 each thereafter
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4) ...          $ 30
VARIABLE ACCOUNT ANNUAL EXPENSES(5)
(as percentage of average net assets)

                                          AMERICAN FUNDS
                                              GROWTH
                                           SUB-ACCOUNT,
                                          AMERICAN FUNDS
                                          GROWTH-INCOME
                                           SUB-ACCOUNT
                                               AND
                                          AMERICAN FUNDS
                                           GLOBAL SMALL           ALL
                                          CAPITALIZATION         OTHER
                                           SUB-ACCOUNT        SUB-ACCOUNTS
                                          -------------- ----------------------
    Mortality and Expense Risk Charge....      1.20%               .95%
    Administration Asset Charge..........      0.40%               .40%
                                               ----               ----
        Total Variable Account Annual
         Expenses........................      1.60%              1.35%

                  NEW ENGLAND ZENITH FUND ("ZENITH FUND")


OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


(ANTICIPATED EXPENSES FOR 2002 FOR THE FI MID CAP OPPORTUNITIES SERIES)

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                      OTHER         TOTAL         OTHER         TOTAL
                                        12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                          MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                             FEE*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------ ------------- ------------- ------------- -------------
State Street Research
 Money Market Series
 Class A................     .35%         N/A         .07%           .42%         .07%           .42%
Salomon Brothers
 Strategic Bond
 Opportunities Series
 Class A................     .65%         N/A         .19%           .84%         .19%           .84%
Salomon Brothers U.S.
 Government Series
 Class A(6).............     .55%         N/A         .18%           .73%         .15%           .70%
State Street Research
 Bond Income Series
 Class A................     .40%         N/A         .09%           .49%         .09%           .49%
MFS Total Return Series
 Class A(7).............     .50%         N/A         .13%           .63%         .13%           .63%
Balanced Series Class A.     .70%         N/A         .13%           .83%         .13%           .83%
Alger Equity Growth
 Series
 Class A ...............     .75%         N/A         .09%           .84%         .09%           .84%
Zenith Equity Series
 Class A(8).............     .66%         N/A         .09%           .75%         .09%           .75%
Davis Venture Value
 Series Class A(9)......     .75%         N/A         .08%           .83%         .08%           .83%
FI Mid Cap
 Opportunities--Class
 B(6)(12)...............     .80%        .25%         .50%          1.55%         .15%          1.20%
FI Structured Equity
 Series Class A(9)......     .68%         N/A         .10%           .78%         .10%           .78%
Harris Oakmark Focused
 Value Series
 Class A(9).............     .75%         N/A         .12%           .87%         .12%           .87%
Loomis Sayles Small Cap
 Series Class A.........     .90%         N/A         .10%          1.00%         .10%          1.00%
MFS Investors Trust
 Series Class A(6)......     .75%         N/A         .62%          1.37%         .15%           .90%
MFS Research Managers
 Series Class A(6)......     .75%         N/A         .31%          1.06%         .15%           .90%


--------
* Our affiliate, MetLife Advisers, LLC ("MetLife Advisers") formerly New England Investment Management, LLC, is the investment adviser for the Series of the Zenith Fund.

           METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")


OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001


 (ANTICIPATED EXPENSES FOR 2002 FOR THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)

 (AS A PERCENTAGE OF NET ASSETS)



                                                      OTHER         TOTAL         OTHER         TOTAL
                                        12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                          MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                             FEE*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------ ------------- ------------- ------------- -------------
Lehman Brothers
 Aggregate Bond Index
 Portfolio
 Class B(12)............     .25%        .25%          .13%          .63%         .13%           .63%
Harris Oakmark Large Cap
 Value Portfolio
 Class E(9)(12).........     .75%        .15%          .11%         1.01%         .11%          1.01%
Janus Growth Portfolio
 Class B(10)(11)(12)....     .80%        .25%         1.46%         2.51%         .15%          1.20%
MetLife Stock Index
 Portfolio
 Class A(13)............     .25%         N/A          .06%          .31%         .06%           .31%
MetLife Stock Index
 Portfolio
 Class B(12)(14)........     .25%        .25%          .06%          .56%         .06%           .56%
Putnam Large Cap Growth
 Portfolio
 Class A(10)............     .80%         N/A          .32%         1.12%         .20%          1.00%
State Street Research
 Investment Trust
 Portfolio
 Class B(9)(12).........     .48%        .25%          .05%          .78%         .05%           .78%
State Street Research
 Large Cap Value
 Portfolio
 Class E(10)(12)........     .70%        .15%          .86%         1.71%         .15%          1.00%
Janus Mid Cap Portfolio
 Class B(12)............     .67%        .25%          .07%          .99%         .07%           .99%
MetLife Mid Cap Stock
 Index Portfolio
 Class B(10)(12)........     .25%        .25%          .27%          .77%         .20%           .70%
Neuberger Berman
 Partners Mid Cap Value
 Portfolio
 Class B(9)(12).........     .69%        .25%          .12%         1.06%         .12%          1.06%
Franklin Templeton Small
 Cap Growth Portfolio
 Class B(10)(11)(12)....     .90%        .25%         1.79%         2.94%         .15%          1.30%
Russell 2000 Index
 Portfolio
 Class B(10)(12)........     .25%        .25%          .31%          .81%         .30%           .80%
State Street Research
 Aurora Portfolio
 Class A................     .85%         N/A          .13%          .98%         .13%           .98%
Morgan Stanley EAFE
 Index Portfolio
 Class B(10)(12)........     .30%        .25%          .52%         1.07%         .45%          1.00%
Putnam International
 Stock Portfolio
 Class A(9).............     .90%         N/A          .26%         1.16%         .26%          1.16%



--------

* Our affiliate, MetLife Advisers, is the investment adviser for the Portfolios of the Metropolitan Fund. Prior to May 1, 2001, Metropolitan Life Insurance Company ("MetLife") served as investment manager.

                          MET INVESTORS SERIES TRUST

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001



 (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                      OTHER         TOTAL                       OTHER         TOTAL
                                        12B-1       EXPENSES      EXPENSES     MANAGEMENT     EXPENSES      EXPENSES
                          MANAGEMENT DISTRIBUTION    BEFORE        BEFORE       FEE AFTER       AFTER         AFTER
                             FEE*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------ ------------- ------------- ------------- ------------- -------------
Lord Abbett Bond
 Debenture Portfolio
 Class B(12)(15)........     .60%        .25%          .13%          .98%         .57%           .13%          .95%
PIMCO Total Return
 Portfolio
 Class B(11)(12)(15)....     .50%        .25%          .65%         1.40%           0%           .65%          .90%
Met/AIM Mid Cap Core
 Equity Portfolio
 Class B(11)(12)(15)....     .75%        .25%         6.18%         7.18%           0%           .90%         1.15%
Met/AIM Small Cap Growth
 Portfolio
 Class B(11)(12)(15)....     .90%        .25%         4.07%         5.22%           0%          1.05%         1.30%
MFS Mid Cap Growth
 Portfolio
 Class B(11)(12)(15)....     .65%        .25%         1.70%         2.60%           0%           .80%         1.05%
PIMCO Innovation
 Portfolio
 Class B(11)(12)(15)....    1.05%        .25%         2.91%         4.21%           0%          1.10%         1.35%
MFS Research
 International Portfolio
 Class B(11)(12)(15)....     .80%        .25%         4.28%         5.33%           0%          1.00%         1.25%
State Street Research
 Concentrated
 International Portfolio
 Class E(11)(12)(15)....     .85%        .15%         4.59%         5.59%           0%          1.10%         1.25%


--------

* Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust.


                        AMERICAN FUNDS INSURANCE SERIES

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                     OTHER         TOTAL         OTHER         TOTAL
                                       12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                         MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                            FEE*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                         ---------- ------------ ------------- ------------- ------------- -------------
American Funds Growth
 Fund Class 2(12).......    .37%        25%          .01%           .63%         .01%           .63%
American Funds Growth-
 Income Fund
 Class 2(12)............    .33%        25%          .02%           .60%         .02%           .60%
American Funds Global
 Small Capitalization
 Fund Class 2(12).......    .80%        25%          .03%          1.08%         .03%          1.08%


--------
* Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

                       VARIABLE INSURANCE PRODUCTS FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                TOTAL PORTFOLIO
                                            MANAGEMENT  OTHER      OPERATING
                                               FEE*    EXPENSES    EXPENSES
                                            ---------- -------- ---------------
VIP Overseas Portfolio Initial Class(16)...    .73%      .19%         .92%
VIP Equity Income Portfolio Initial
 Class(16).................................    .48%      .10%         .58%

--------

* The investment adviser for the Variable Insurance Products Fund ("VIP") is Fidelity Management & Research Company ("FMR").

--------
EXAMPLES

  The purpose of the following Examples is to assist you in understanding the expenses that you would pay over time. The Examples (i) are based on the actual charges and expenses for the Variable Account and for each Eligible Fund for the fiscal year ended December 31, 2001 (or anticipated expenses for 2002), as stated in the Fee Table(17); and (ii) assume that current waivers and reimbursements of fund expenses will remain in effect for the periods shown (these waivers and reimbursements, however, may be terminated at any time);


  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on each Eligible Fund listed below and 2) that a contingent deferred sales charge would apply at the end of each time period because you either surrender your Contract or elect to annuitize under a non-life contingency option:


                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     State Street Research Money Market........  $78.99 $112.02 $146.50 $227.21
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................   82.95  124.08  166.90  270.04
     Salomon Brothers U.S. Government..........   81.63  120.07  160.15  255.99
     State Street Research Bond Income.........   79.65  114.04  149.93  234.48
     MFS Total Return..........................   80.97  118.06  156.75  248.87
     Balanced..................................   82.86  123.79  166.42  269.05
     Alger Equity Growth.......................   82.95  124.08  166.90  270.04
     Zenith Equity.............................   82.11  121.51  162.57  261.03
     Davis Venture Value.......................   82.86  123.79  166.42  269.05
     FI Mid Cap Opportunities..................   86.34  134.29  184.02  305.23
     FI Structured Equity......................   82.39  122.36  164.01  264.05
     Harris Oakmark Focused Value..............   83.23  124.94  168.34  273.03
     Loomis Sayles Small Cap...................   84.46  128.63  174.55  285.85
     MFS Investors Trust.......................   83.52  125.79  169.77  276.00
     MFS Research Managers.....................   83.52  125.79  169.77  276.00
     Lehman Brothers Aggregate Bond Index......   80.97  118.06  156.75  248.87
     Harris Oakmark Large Cap Value............   84.55  128.91  175.03  286.84
     Janus Growth..............................   86.34  134.29  184.02  305.23
     MetLife Stock Index Class A...............   77.94  108.83  141.09  215.66
     MetLife Stock Index Class B...............   80.31  116.06  153.35  241.71
     Putnam Large Cap Growth...................   84.46  128.63  174.55  285.85
     State Street Research Investment Trust....   82.39  122.36  164.01  264.05
     State Street Research Large Cap Value.....   84.46   85.02   86.34   87.27
     Janus Mid Cap.............................   84.36  128.35  174.07  284.87
     MetLife Mid Cap Stock Index...............   81.63  120.07  160.15  255.99
     Neuberger Berman Partners Mid Cap Value...   85.02  130.33  177.40  291.71
     Franklin Templeton Small Cap Growth.......   87.27  137.11  188.73  314.76
     Russell 2000 Index........................   82.58  122.94  164.97  266.05
     State Street Research Aurora Value .......   84.27  128.06  173.59  283.89
     Morgan Stanley EAFE Index.................   84.46  128.63  174.55  285.85
     Putnam International Stock................   85.96  133.16  182.13  301.39
     Lord Abbett Bond Debenture................   83.99  127.21  172.16  280.95
     PIMCO Total Return........................   83.52  125.79  169.77  276.00
     Met/AIM Mid Cap Core Equity...............   85.87  132.88  181.67  300.43
     Met/AIM Small Cap Growth..................   87.27  137.11  188.73  314.76
     MFS Mid Cap Growth........................   84.93  130.05  176.92  290.74
     PIMCO Innovation..........................   87.74  138.51  191.06  319.48
     MFS Research International................   86.81  135.70  186.38  310.01
     State Street Research Concentrated
      International............................   86.81  135.70  186.38  310.01
     American Funds Growth.....................   83.33  125.22  168.81  274.03
     American Funds Growth-Income..............   83.05  124.36  167.37  271.04
     American Funds Global Small Capitaliza-
      tion.....................................   87.55  137.96  190.13  317.60
     VIP Overseas..............................   83.70  126.36  170.73  277.98
     VIP Equity-Income.........................   80.50  116.64  154.32  243.76

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on each Eligible Fund listed below and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(18):



                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     State Street Research Money Market........  $18.68 $57.79  $ 99.35 $215.01
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................   22.90  70.53   120.73  258.35
     Salomon Brothers U.S. Government..........   21.49  66.30   113.66  244.13
     State Street Research Bond Income.........   19.39  59.93   102.95  222.37
     MFS Total Return..........................   20.79  64.18   110.10  236.93
     Balanced..................................   22.80  70.23   120.23  257.34
     Alger Equity Growth.......................   22.90  70.53   120.73  258.35
     Zenith Equity.............................   22.00  67.82   116.19  249.23
     Davis Venture Value.......................   22.80  70.23   120.23  257.34
     FI Mid Cap Opportunities..................   26.50  81.32   138.68  293.95
     FI Structured Equity......................   22.30  68.72   117.70  252.28
     Harris Oakmark Focused Value..............   23.20  71.44   122.24  261.37
     Loomis Sayles Small Cap...................   24.50  75.34   128.75  274.34
     MFS Investors Trust.......................   23.50  72.34   123.74  264.38
     MFS Research Managers.....................   23.50  72.34   123.74  264.38
     Lehman Brothers Aggregate Bond Index......   20.79  64.18   110.10  236.93
     Harris Oakmark Large Cap Value ...........   24.60  75.64   129.25  275.34
     Janus Growth Portfolio....................   26.50  81.32   138.68  293.95
     MetLife Stock Index Class A...............   17.57  54.43    93.68  203.33
     MetLife Stock Index Class B...............   20.09  62.06   106.53  229.68
     Putnam Large Cap Growth...................   24.50  75.34   128.75  274.34
     State Street Research Investment Trust....   22.30  68.72   117.70  252.28
     State Street Research Large Cap Value.....   24.50  75.34   128.75  274.34
     Janus Mid Cap.............................   24.40  75.04   128.75  273.35
     MetLife Mid Cap Stock Index...............   21.49  66.30   113.66  244.13
     Neuberger Berman Partners MidCap Value....   25.10  77.14   131.74  280.27
     Franklin Templeton Small Cap Growth.......   27.49  84.30   143.61  303.59
     Russell 2000 Index........................   22.50  69.33   118.71  254.31
     State Street Research Aurora Value........   24.30  74.74   127.75  272.36
     Morgan Stanley EAFE Index.................   24.50  75.34   128.75  274.34
     Putnam International Stock................   26.10  80.13   136.70  290.06
     Lord Abbett Bond Debenture................   24.00  73.84   126.25  269.38
     PIMCO Total Return........................   23.50  72.34   123.74  264.38
     Met/AIM Mid Cap Core Equity...............   26.00  79.83   136.21  289.09
     Met/AIM Small Cap Growth..................   27.49  84.30   143.61  303.59
     MFS Mid Cap Growth........................   25.00  76.84   131.24  279.29
     PIMCO Innovation..........................   27.99  85.78   146.06  308.37
     MFS Research International................   27.00  82.81   141.15  298.78
     State Street Research Concentrated
      International............................   27.00  82.81   141.15  298.78
     American Funds Growth Fund................   23.30  71.74   122.74  262.38
     American Funds Growth-Income Fund.........   23.00  70.83   121.23  259.36
     American Funds Global Small Cap Fund......   27.79  85.19   145.08  306.46
     VIP Overseas..............................   23.70  72.94   124.75  266.38
     VIP Equity-Income.........................   20.29  62.67   107.55  231.76

NOTES:

 (1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable purchase payments).

 (2) We calculate the applicable Contingent Deferred Sales Charge as a percentage of Contract Value. The maximum possible charge, as a percentage of Contract Value, occurs in the first Contract Year and reduces after each Contract Year to 0% by the eleventh Contract Year.

 (3) We reserve the right to impose a charge of $10 on each transfer in excess of four per year.

 (4)  We do not impose this charge after annuitization.

 (5) We do not impose these charges on the Fixed Account or after annuitization if annuity payments are made on a fixed basis.

 (6) MetLife Advisers and the Zenith Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses attributable to certain series of the Zenith Fund (other than brokerage costs, interest, taxes or extraordinary expenses), so that total annual expenses of these series will not exceed, at any time prior to April 30, 2003, the following percentages: .70% for Salomon Brothers U.S. Government Series; .90% for the MFS Investors Trust Series; .90% for MFS Research Managers Series; and 1.20% for the FI Mid Cap Opportunities Series. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived or expenses paid if, in the future, actual expenses are less than these expense limits.


 (7) The MFS Total Return Series is not an Eligible Fund for Contracts purchased after May 1, 1995.


 (8) Effective May 1, 2002, the Zenith Equity Series became a "fund of funds" that invests equally in three other series of the Zenith Fund--the FI Structured Equity Series, the Jennison Growth Series, and the Capital Guardian U.S. Equity Series (together, the "Underlying Series"). The Zenith Equity Series does not have a management fee, but has its own operating expenses, and will also bear indirectly the management fees and other operating expenses of the Underlying Series. Investing in a fund of funds, like the Zenith Equity Series, involves some duplication of expenses, and may be more expensive than investing in a series that is not a fund of funds. The expenses shown for the Zenith Equity Series for the year ended December 31, 2001, have been restated to reflect the impact of such indirect expenses of the Underlying Series, based upon the equal allocation of assets among the three Underlying Series. MetLife Advisers maintains the equal division of assets among the Underlying Series by rebalancing Zenith Equity Series' assets each fiscal quarter. Actual expenses, however, may vary as the allocation of assets to the various Underlying Series will fluctuate slightly during the course of each quarter. The Zenith Fund prospectus provides more specific information on the fees and expenses of the Zenith Equity Series.


 (9) Total annual expenses do not reflect expense reductions due to directed brokerage arrangements. If we included these reductions, total annual expenses would have been .82% for the Davis Venture Value; .74% for the FI Structured Equity Series; .84% for the Harris Oakmark Focused Series; .98% for the Harris Oakmark Large Cap Value Portfolio; .75% for the State Street Research Investment Trust Portfolio; .97% for the Neuberger Berman Partners Mid Cap Value Portfolio; and 1.14% for the Putnam International Stock Portfolio.


(10) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios, so that total annual expenses of these portfolios will not exceed, at any time prior to April 30, 2003, the following percentages: 1.00% for the Putnam Large Cap Growth Portfolio; .80% for the Russell 2000 Index Portfolio; .70% for the MetLife Mid Cap Stock Index Portfolio; 1.00% for the Morgan Stanley EAFE Index Portfolio; 1.20% for the Janus Growth Portfolio; 1.30% for the Franklin Templeton Small Cap Growth Portfolio; and 1.00% for the State Street Research Large Cap Value Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Janus Growth Portfolio, the Franklin Templeton Small Cap Growth Portfolio and the State Street Research Large Cap Value Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits.




(11) Total Expenses for the Janus Growth, Franklin Templeton Small Cap Growth, PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios are annualized based on the months the Portfolios were in operation in 2001. The Janus Growth and Franklin Templeton Small Cap Growth Portfolios commenced operations on May 1, 2001. The PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios commenced operations on February 12, 2001. The Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios commenced operations on October 9, 2001.

(12) The Zenith Fund, Metropolitan Fund, Met Investors Series Trust and American Funds Insurance Series have adopted Distribution Plans under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plans are described in more detail in the Eligible Funds' prospectuses.


(13) The MetLife Stock Index Portfolio Class A is only available to Contracts purchased prior to May 1, 1995. Class A shares of the MetLife Stock Index Portfolio were substituted for the Westpeak Stock Index Series on April 27, 2001.


(14) The MetLife Stock Index Portfolio Class B is only available to Contracts purchased after May 1, 1995.




(15) Met Investors Advisory LLC and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other than extraordinary expenses and 12b-1 fees) will not exceed at any time prior to April 30, 2003, the following percentages: .70% for the Lord Abbett Bond Debenture Portfolio; .65% for the PIMCO Total Return Portfolio; .90% for the Met/AIM Mid Cap Core Equity Portfolio; 1.05% for the Met/AIM Small Cap Growth Portfolio; .80% for the MFS Mid Cap Growth Portfolio; 1.10% for the PIMCO Innovation Portfolio; 1.00% for the MFS Research International Portfolio and 1.10% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.




(16) Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. If we included these reductions, total annual expenses would have been .87% for VIP Overseas Portfolio and .57% for VIP Equity-Income Portfolio.


(17) In these examples, the average Administration Contract Charge of .07% has been used. (See (4), above.)


(18) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")

                                  THE COMPANY

  The Company is a life insurance company and wholly-owned subsidiary of MetLife, Inc., a publicly traded company, whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1868 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers. The MetLife companies serve approximately nine million individual households in the U.S. and companies and institutions with 33 million employees and members. It also has international insurance operations in 13 countries.


  New England Life Insurance Company ("NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO is located at 501 Boylston Street, Boston, Massachusetts 02116. The Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below, is Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594.


                      INVESTMENTS OF THE VARIABLE ACCOUNT

  Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

  You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

NEW ENGLAND ZENITH FUND: There are fourteen Series of the New England Zenith Fund that are Eligible Funds under the Contracts offered by this prospectus. AN ADDITIONAL SERIES, THE MFS TOTAL RETURN SERIES, DESCRIBED BELOW, IS AN ELIGIBLE FUND ONLY FOR CONTRACTS ISSUED BEFORE MAY 1, 1995.


STATE STREET RESEARCH MONEY MARKET SERIES (FORMERLY THE BACK BAY ADVISORS MONEY MARKET SERIES)


  The State Street Research Money Market Series' investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series. During extended periods of low interest rates, the yields of the Sub-account investing in the State Street Research Money Market Series may become extremely low and possibly negative.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series' investment objective is a high level of total return consistent with preservation of capital.


SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series' investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.


STATE STREET RESEARCH BOND INCOME SERIES (FORMERLY THE BACK BAY ADVISORS BOND INCOME SERIES)


  The State Street Research Bond Income Series' investment objective is a competitive total return primarily from investing in fixed-income securities.




MFS TOTAL RETURN SERIES (FORMERLY THE BACK BAY ADVISORS MANAGED SERIES)


  The MFS Total Return Series' investment objective is a favorable total return through investment in a diversified portfolio.


BALANCED SERIES


  The Balanced Series' investment objective is long-term total return from a combination of capital appreciation and current income.


ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series' investment objective is long-term capital appreciation.


ZENITH EQUITY SERIES (FORMERLY THE CAPITAL GROWTH SERIES)


  The Zenith Equity Series' investment objective is long-term capital appreciation. The Zenith Equity Series seeks to achieve its investment objective by investing in three other Series of the Zenith Fund. The investment objective of each of the Capital Guardian U.S. Equity, Jennison Growth and the FI Structured Equity Series is long-term growth of capital.


DAVIS VENTURE VALUE SERIES


  The Davis Venture Value Series' investment objective is growth of capital.


FI MID CAP OPPORTUNITIES SERIES


  The FI Mid Cap Opportunities Series' investment objective is long-term growth of capital.


FI STRUCTURED EQUITY SERIES (FORMERLY THE WESTPEAK GROWTH AND INCOME SERIES)


  The FI Structured Equity Series' investment objective is long-term growth of capital.


HARRIS OAKMARK FOCUSED VALUE SERIES (FORMERLY THE HARRIS OAKMARK MID CAP VALUE SERIES)


  The Harris Oakmark Focused Value Series' investment objective is long-term capital appreciation.


LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series' investment objective is long-term capital growth from investments in common stocks or other equity securities.

MFS INVESTORS TRUST SERIES (FORMERLY THE MFS INVESTORS SERIES)


  The MFS Investors Trust Series' investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.


MFS RESEARCH MANAGERS SERIES

  The MFS Research Managers Series' investment objective is long-term growth of capital.


METROPOLITAN SERIES FUND, INC.: Currently, there are fourteen Portfolios of the Metropolitan Series Fund that are Eligible Funds under the Contracts. Two additional Portfolios are Eligible Funds for certain Contracts. THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS ONLY AVAILABLE TO CONTRACTS PURCHASED PRIOR TO MAY 1, 1995. THE METLIFE STOCK INDEX PORTFOLIO CLASS B IS ONLY AVAILABLE TO CONTRACTS PURCHASED AFTER MAY 1, 1995. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P.A-4) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.


LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO


  The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.

HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO


  The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.


JANUS GROWTH PORTFOLIO


  The Janus Growth Portfolio's investment objective is long-term growth of capital.


METLIFE STOCK INDEX PORTFOLIO CLASS A AND CLASS B


  The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").


PUTNAM LARGE CAP GROWTH PORTFOLIO


  The Putnam Large Cap Growth Portfolio's investment objective is capital appreciation.


STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO (FORMERLY THE STATE STREET RESEARCH GROWTH PORTFOLIO)


  The State Street Research Investment Trust Portfolio's investment objective is long-term growth of capital and income.


STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO


  The State Street Research Large Cap Value Portfolio's investment objective is long-term growth of capital.


JANUS MID CAP PORTFOLIO


  The Janus Mid Cap Portfolio's investment objective is long-term growth of capital.


METLIFE MID CAP STOCK INDEX PORTFOLIO


  The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Index ("S&P MidCap 400 Index").

NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO


  The Neuberger Berman Partners Mid Cap Value Portfolio's investment objective is capital growth.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO


  The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

RUSSELL 2000 INDEX PORTFOLIO


  The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.


STATE STREET RESEARCH AURORA PORTFOLIO (FORMERLY THE STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO)


  The State Street Research Aurora Portfolio's investment objective is high total return, consisting principally of capital appreciation.


MORGAN STANLEY EAFE INDEX PORTFOLIO


  The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE Index").

PUTNAM INTERNATIONAL STOCK PORTFOLIO


  The Putnam International Stock Portfolio's investment objective is long-term growth of capital.

MET INVESTORS SERIES TRUST: Currently, there are eight portfolios of the MET Investors Series Trust that are Eligible Funds under the Contracts.


LORD ABBETT BOND DEBENTURE PORTFOLIO


  The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

PIMCO TOTAL RETURN PORTFOLIO


  The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

MET/AIM MID CAP CORE EQUITY PORTFOLIO


  The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.


MET/AIM SMALL CAP GROWTH PORTFOLIO


  The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.


PIMCO INNOVATION PORTFOLIO


  The PIMCO Innovation Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

MFS MID CAP GROWTH PORTFOLIO


  The MFS Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.


MFS RESEARCH INTERNATIONAL PORTFOLIO


  The MFS Research International Portfolio's investment objective is capital appreciation.

STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO


  The State Street Research Concentrated International Portfolio's investment objective is long-term growth of capital.


AMERICAN FUNDS INSURANCE SERIES: Currently, there are three Funds of the American Funds Insurance Series that are Eligible Funds under Contracts.

AMERICAN FUNDS GROWTH FUND


  The American Growth Fund's investment objective is to seek capital appreciation through stocks.

AMERICAN FUNDS GROWTH-INCOME FUND


  The American Growth-Income Fund's investment objective is to seek capital appreciation and income.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


  The American Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

VARIABLE INSURANCE PRODUCTS FUND: Currently, there are two Portfolios of VIP that are Eligible Funds under the Contracts.

VIP OVERSEAS PORTFOLIO

  The VIP Overseas Portfolio seeks long-term growth of capital. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

VIP EQUITY-INCOME PORTFOLIO

  The VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the S&P 500.

INVESTMENT ADVICE

  MetLife Advisers, which is an affiliate of the Company, is the investment adviser for each Series of the Zenith Fund. On May 1, 2001, MetLife Advisers became the investment adviser to the Zenith Equity Series. MetLife Advisers oversees and recommends the hiring or replacement of its sub-advisers and is ultimately responsible for the investment performance of these Eligible Funds. The chart below shows the sub-adviser for each series of the Zenith Fund. MetLife Advisers and each sub-adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



Series                                                                 Sub-Adviser
------                                                                 -----------
State Street Research Money Market Series             State Street Research & Management Company*
Salomon Brothers Strategic Bond Opportunities Series  Salomon Brothers Asset Management Inc**
Salomon Brothers U.S. Government Series               Salomon Brothers Asset Management Inc
State Street Research Bond Income Series              State Street Research & Management Company*
MFS Total Return Series                               Massachusetts Financial Services Company***
Balanced Series                                       Wellington Management Company, LLP.
Alger Equity Growth Series                            Fred Alger Management, Inc.
Zenith Equity Series                                  N/A****
Davis Venture Value Series                            Davis Selected Advisers, L.P.+
FI Mid Cap Opportunities Series                       Fidelity Management & Research Company
FI Structured Equity Series                           Fidelity Management & Research Company++
Harris Oakmark Focused Value Series                   Harris Associates L.P.
Loomis Sayles Small Cap Series                        Loomis, Sayles & Company, L.P.
MFS Investors Trust Series                            Massachusetts Financial Services Company
MFS Research Managers Series                          Massachusetts Financial Services Company

--------

   * State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

  ** In connection with Salomon Brothers Asset Management's service as sub-adviser to the Strategic Bond Opportunities Series, Salomon Brothers' London-based affiliate, Salomon Brothers Asset Management Limited, provides certain sub-advisory services to Salomon Brothers Asset Management Inc.

 *** Massachusetts Financial Services Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.


**** Effective May 1, 2002, the Zenith Equity Series (formerly the Capital Growth Series) became a fund of funds that invests equally in three other series of the Zenith Fund--the FI Structured Equity Series, the Jennison Growth Series and the Capital Guardian U.S. Equity Series. Fidelity Management & Research Company is the sub-adviser to the FI Structured Equity Series, Jennison Associates, LLC is the sub-adviser to the Jennison Growth Series and Capital Guardian Trust Company is the sub-adviser to the Capital Guardian U.S. Equity Series. Prior to May 1, 2002, Capital Growth Management Limited Partnership served as sub-adviser to the Capital Growth Series.


   + Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary of Davis Selected.


  ++ Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.



  More complete information on each Series of the Zenith Fund is contained in the attached New England Zenith Fund prospectus, which you should read carefully before investing, as well as in the New England Zenith Fund's Statement of Additional Information, which may be obtained free of charge by writing to New England Securities Corporation, 399 Boylston St., Boston, Massachusetts, 02116 or telephoning 1-800-356-5015.

  On May 1, 2001, MetLife Advisers became the investment adviser for the Metropolitan Fund Portfolios. Janus Capital Corporation ("Janus") is the sub-investment manager for the Janus Portfolios. Neuberger Berman Management Inc. ("Neuberger Berman") is the sub-investment manager for the Neuberger Berman Partners Mid Cap Value Portfolio. Putnam Investment Management, LLC is the sub-investment manager of the Putnam Portfolios. State Street Research & Management Company ("State Street Research") is the sub-investment manager for the State Street Research Portfolios. Franklin Advisers, Inc. is the sub-investment manager for the Franklin Templeton Small Cap Growth Portfolio. Harris Associates, L.P. is the sub-investment manager for the Harris Oakmark Large Cap Value Portfolio. Metropolitan Life Insurance Company became the sub-investment manager for the Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company was the investment manager. For more information regarding the investment adviser and sub-investment manager of the Metropolitan Fund Portfolios, see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.


  Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company and is the Manager (i.e. investment adviser) for the Portfolios of the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. sub-adviser). Lord, Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture Portfolio. Pacific Investment Management Company LLC is the Adviser to the PIMCO Total Return Portfolio. AIM Capital Management, Inc. is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios. Massachusetts Financial Services Company is the Adviser to the MFS Mid Cap Growth and MFS Research International Portfolios. PIMCO Equity Advisors, a division of PIMCO Advisors L.P., is the Adviser to the PIMCO Innovation Portfolio. State Street Research & Management Company is the Adviser to the State Street Research Concentrated International Portfolio. For more information regarding the manager or adviser of the Met Investors Series Trust Portfolios, see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.


  Capital Research and Management Company is the investment adviser for the American Funds Insurance Series Funds. For more information about the investment adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

  The VIP Overseas Portfolio and the VIP Equity-Income Portfolio receive investment advice from Fidelity Management & Research Company. More complete information on the VIP Equity-Income and VIP Overseas Portfolios of the Variable Insurance Products Fund is contained in the attached prospectus of that Fund, which you should read carefully before investing, as well as in the Variable Insurance Products Fund's Statement of Additional Information, which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

  You can also get information about the Zenith Fund, Metropolitan Fund, Met Investors Series Trust, American Funds Insurance Series or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

  An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. We (or our affiliates) may also be compensated with 12b-1 fees from the Eligible Funds, up to .25% of assets. Some Eligible Funds or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant. New England Securities Corporation ("New England Securities") may also receive brokerage commissions on securities transactions initiated by an investment adviser.

SHARE CLASSES OF THE ELIGIBLE FUNDS

  The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:

  . For the Zenith Fund, we offer Class A shares for all Series except the FI Mid Cap Opportunities Series which is Class B.

  . For the Metropolitan Fund, we offer Class A shares of MetLife Stock Index (for Contracts purchased prior to May 1, 1995), Putnam Large Cap Growth, Putnam International Stock and State Street Research Aurora Portfolios, Class B shares of Lehman Brothers Aggregate Bond Index, Janus Growth, Janus Mid Cap, MetLife Mid Cap Stock Index, MetLife Stock Index (for Contracts purchased after May 1, 1995), Neuberger Berman Partners Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index and State Street Research Investment Trust Portfolios and Class E shares of the Harris Oakmark Large Cap Value and State Street Research Large Cap Value Portfolios.


  . For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the State Street Research Concentrated International Portfolio which is Class E.


  .  For the American Funds Insurance Series, we offer Class 2 shares only.

  .  For VIP, we offer Initial Class only.

  Additionally, shares of the Zenith Fund Series and the Metropolitan Fund Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Zenith Fund or the Metropolitan Fund may conflict. The Zenith Fund Board of Trustees and the Metropolitan Fund Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Fund is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract or for any other reason in our sole discretion, the Company may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, at any time in our sole discretion.

LOANS




  Under current practice, if a Contract loan installment repayment is not made, interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan.




  Your loan will be deemed to be in default if you fail to make three consecutive loan payments or you fail to make any five loan payments when due, (without any grace period). We will tax report as a distribution or deemed distribution the entire unpaid loan balance on any defaulted loan for the year of the default.


  Solely for purposes of section 72(p) of the Code and the regulations thereunder dealing with loans and loan defaults (and not for purposes of the three consecutive or five missed payment default trigger or any tax reporting thereon):


  1. an administrative grace period will be granted up to the end of the quarter following the quarter in which any missed payment was due, and


  2. any subsequent payment made while a missed payment is outstanding will be applied against the missed payments in the order in which they became due.

  The application of the three consecutive missed payment and any five missed payment default event under the terms of your loan may result in a loan default and a taxable deemed distribution or distribution to you earlier than required under the income tax regulations.


PREMIUM TAX CHARGE


  We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


REQUESTS AND ELECTIONS




  We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.


  Requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:














  . By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time


  .  Through your Registered Representative


  . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or


  .  By fax (515) 457-4301


  All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a), 401(k), or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code"). (At this time, the Contracts are only available on a limited basis to plans qualified under
  Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);


    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1997;


    4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

    5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should NOT be purchased for use with such plans.

  For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.


  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

  The following discussion is intended as a general description of the Federal income tax aspects of the Contracts. It is not intended as tax advice. For more complete information, you should consult a qualified tax advisor.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

  The Company is taxed as a life insurance company under the Code. The Variable Account and its operations are part of the Company's total operations and are not taxed separately. Under current law no taxes are payable by the Company on the investment income and capital gains of the Variable Account. Such income and gains will be retained in the Variable Account and will not be taxable until received by the Annuitant or the Beneficiary in the form of annuity payments or other distributions.

  The Contracts provide that the Company may make a charge against the assets of the Variable Account as a reserve for taxes which may relate to the operations of the Variable Account.

TAXATION OF THE CONTRACTS

  The variable annuity contracts described in this prospectus are considered annuity contracts the taxation of which is governed by the provisions of
Section 72 of the Code. As a general proposition, Contract Owners are not subject to current taxation on increases in the value of the Contracts resulting from earnings or gains on the underlying mutual fund shares until they are received by the Annuitant or Beneficiary in the form of distributions or annuity payments. (Exceptions to this rule are discussed below under "Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment.")

  Under the general rule of Section 72, to the extent there is an "investment" in the Contract, a portion of each annuity payment is excluded from gross income as a return of such investment. The balance of each annuity payment is includible in gross income and taxable as ordinary income. Once the "investment" in a contract has been fully recovered, the entire amount of each annuity payment is includible in gross income and taxable as ordinary income. In general, earnings on all contributions to the Contract and contributions made to a Contract which are deductible by the contributor will not constitute an "investment" in the Contract under Section 72.

(A) SPECIAL RULES FOR ANNUITIES PURCHASED FOR ANNUITANTS UNDER RETIREMENT PLANS QUALIFYING FOR TAX BENEFITED TREATMENT

  Set forth below is a summary of the Federal tax laws applicable to contributions to, and distributions from, retirement plans that qualify for Federal tax benefits. Such plans are defined above under the heading "Retirement Plans Offering Federal Tax Benefits." You should understand that the following summary does not include everything you need to know regarding such tax laws.

  The Code provisions and the rules and regulations thereunder regarding retirement trusts and plans, the documents which must be prepared and executed and the requirements which must be met to obtain favorable tax treatment for them are very complex. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. An Owner's rights under this Contract may be limited by the terms of the retirement plan with which it is used. A person contemplating the purchase of a Contract for use with a retirement plan qualifying for tax benefited treatment under the Code should consult a qualified tax advisor as to all applicable Federal and state tax aspects of the Contracts and, if applicable, as to the suitability of the Contracts as investments under ERISA.

(i) Plan Contribution Limitations

  Statutory limitations on contributions to retirement plans that qualify for Federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations. For more information, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations which will better assist the Annuitant in calculating the exclusion allowance and other limitations to which he or she may be subject for any given tax year. Any purchase payments attributable to permissible contributions under Code Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.


IRAS, SEPS, SARSEPS

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of a specified annual amount or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is a specified annual amount. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, the deductions are phased out and eventually eliminated, depending on the taxpayer's adjusted gross income. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs and SARSEPs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are limited. For more information concerning the contributions to IRAs, SEPs and SARSEPs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. For more information concerning contributions to SEPs and SARSEPs you should obtain a copy of IRS publication 560 Retirement Plans for Small Business. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of distributions from an eligible employer plan.


ROTH IRAS

  In some states Roth IRAs are available under this Contract, subject to the following limitations.

  Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of a specified annual amount or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is a specified annual amount. Except in the case of a rollover or a transfer, no more than the specified annual amount can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited depending on the taxpayer's adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. To use the Contract in connection with a Roth IRA, you must have an existing Contract that was issued in connection with an IRA.

SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 100% of includible compensation or the specified annual amount. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid (or in the case of non-governmental plans, made available) to that employee or executive or his/her Beneficiary. Distributions from governmental Section 457(b) Plans may be rolled over to a Qualified Plan, TSA, IRA or aother governmental Section 457 Plan. With respect to a Section 457(b) Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The plans may permit participants to specify the form of investment for their deferred compensation account. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.


QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

(ii) Distributions from the Contract

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form, certain distributions of after-tax contributions, and hardship distributions. Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA, governmental Section 457(b) Plan or IRA.


QUALIFIED PLANS, TSA PLANS, IRAS, ROTH IRAS, SEPS, SARSEPS AND GOVERNMENTAL
PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or Section 457(b) Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of substantially equal periodic payments over the owner's life or life expectancy or the joint lives or life expectancies of the owner and a "designated beneficiary." Caution: changes to the payment stream prior to the later of age 59 1/2 or within 5 years (other than by reason of death or disability), causes retroactive imposition of the penalty tax and interest; or (iv) when distribution is made pursuant to a qualified domestic relations order. Additional exceptions may apply in specified circumstances. Distributions from a governmental Section 457 Plan which are attributable to rollover contributions from IRAs, TSAs and other qualified plans may be subject to the 10% penalty tax with the same exceptions as for qualified plans. In the case of IRAs, SEPs and SARSEPS, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply but other exceptions may apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the Beneficiary. Except under a Roth IRA, if the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  With respect to TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  Except under a Roth IRA, annuity payments, periodic payments or annual distributions must generally commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. In the case of a Qualified Plan, TSA Plan or a Section 457 Plan a Governmental Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or April 1 of the year following the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP and SARSEPs), Qualified Plans, TSA Plans and Section 457 Governmental Plans.


  Other restrictions with respect to election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. Subject to certain exceptions, the plan must not permit distributions prior to the Annuitant's severance from employment.


  Generally, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 or the year of retirement and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus.


(B) SPECIAL RULES FOR ANNUITIES USED BY INDIVIDUALS OR WITH PLANS AND TRUSTS NOT QUALIFYING UNDER THE CODE FOR TAX BENEFITED TREATMENT ("NON-QUALIFIED CONTRACT")

  For a Contract held by an individual, any increase in the accumulated value of the Contract is generally not taxable until amounts are received, either in the form of annuity payments as contemplated by the Contract or in a full or partial lump sum settlement of the Company's obligations to the Contract Owner.

  Under Section 72(u) of the Code, however, Contracts held by other than a natural person (i.e. those held by a corporation or certain trusts) generally will not be treated as an annuity contract for Federal income tax purposes. This means a Contract Owner who is not a natural person will have to include in income any increase during the taxable year in the accumulated value over the investment in the Contract.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations. Failure to do so means the variable annuity contracts described herein will cease to qualify as annuities for Federal income tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury, and the Company believes it complies fully with these requirements.

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in regulations or rulings which the Treasury Department may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Any amount received in a surrender of all or part of the Contract Value (including an amount received as a systematic withdrawal) prior to annuitization will be included in gross income to the extent of any increases in the value of the Contract resulting from earnings or gains on the underlying mutual fund shares.

  The Code also imposes a ten percent penalty tax on amounts received under a Contract, before or after annuitization, which are includible in gross income. The penalty tax will not apply to any amount received under the Contract (1) after the taxpayer has attained age 59 1/2, (2) after the death of the Contract Owner, (3) after the Contract Owner has become totally and permanently disabled, (4) as one of a series of substantially equal periodic payments made for the life (or life expectancy) of the Contract Owner or the joint lives (or life expectancies) of the Contract Owner and a Beneficiary, (Caution: changes to the payment stream prior to the later of age 59 1/2 or within 5 years (other than by reason of death or disability) causes retroactive imposition of the penalty tax plus interest) (5) if the Contract is purchased under certain types of retirement plans or arrangements, (6) allocable to investments in the Contract before August 14, 1982, or (7) if the Contract is an immediate annuity contract.

  In the calculation of any increase in value for contracts entered into after October 4, 1988, all Non-qualified deferred annuity contracts issued by the Company or its affiliates to the same Contract Owner within a calendar year will be treated as one contract.

  If a Contract Owner or Annuitant dies, the tax law requires certain distributions from the Contract. (See "Payment on Death Prior to Annuitization" in the April 30, 1999 prospectus.) Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Contract Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

PAYMENT ON DEATH

  Death Proceeds are taxable and generally are included in the income of the recipient as follows:

  . If received under an annuity payment option, they are taxed in the same manner as annuity payments.

  . If distributed in a lump sum, they are taxed in the same manner as a full surrender.

TAX WITHHOLDING

  The Code and the laws of certain states require tax withholding on distributions made under annuity contracts, unless the recipient has made an election not to have any amount withheld. The Company provides recipients with an opportunity to instruct it as to whether taxes are to be withheld. We are required to withhold taxes from certain distributions under certain Qualified Contracts.

POSSIBLE CHANGES IN TAXATION

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.





OTHER TAX CONSEQUENCES


  As noted above, the foregoing discussion of the Federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

                    INVESTMENT PERFORMANCE INFORMATION


  We may advertise or include in sales literature current and effective yields for the sub-accounts.


YIELDS


  The current yield of the State Street Research Money Market Sub-account refers to the annualized income generated by an investment in the Sub-account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


  The yield of a Sub-account (besides the State Street Research Money Market Sub-account) refers to the annualized income generated by an investment in the Sub-account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.











               FINANCIAL STATEMENTS AND ACCUMULATION UNIT VALUES

  Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015. Set forth below are accumulation unit values for Sub-accounts of the Variable Account.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                          STATE STREET
                            RESEARCH
                          MONEY MARKET
                          SUB-ACCOUNT
                          ------------
                            9/29/88*     1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94
                               TO          TO         TO         TO         TO         TO         TO
                            12/31/88    12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94
                          ------------ ---------- ---------- ---------- ---------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        1.384       1.408      1.518      1.620      1.697      1.738      1.766
 Accumulation Unit Value
 at end of period.......        1.408       1.518      1.620      1.697      1.738      1.766      1.811
 Number of Accumulation
 Units outstanding at
 end of period..........      915,605   7,661,069 21,629,006 26,332,938 26,759,532 25,016,975 30,220,356
                          STATE STREET
                            RESEARCH
                          MONEY MARKET
                          SUB-ACCOUNT
                          ------------
                             1/1/95      1/1/96     1/1/97     1/1/98     1/1/99     1/1/00     1/1/01
                               TO          TO         TO         TO         TO         TO         TO
                            12/31/95    12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01
                          ------------ ---------- ---------- ---------- ---------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        1.811       1.889      1.959      2.036      2.114      2.190      2.295
 Accumulation Unit Value
 at end of period.......        1.889       1.959      2.036      2.114      2.190      2.295      2.353
 Number of Accumulation
 Units outstanding at
 end of period..........   33,015,018  33,412,517 26,785,902 33,716,959 36,481,209 31,587,553 29,978,672

-------

*  Date these Sub-accounts were first available.

                             SALOMON
                            BROTHERS
                            STRATEGIC
                              BOND
                          OPPORTUNITIES
                           SUB-ACCOUNT
                          -------------
                            10/31/94*     1/1/95       1/1/96       1/1/97     1/1/98     1/1/99     1/1/00
                               TO           TO           TO           TO         TO         TO         TO
                            12/31/94     12/31/95     12/31/96     12/31/97   12/31/98   12/31/99   12/31/00
                          ------------- ----------- ------------- ---------- ---------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        1.000        0.984        1.159        1.307      1.433      1.442      1.443
 Accumulation Unit Value
 at end of period.......        0.984        1.159        1.307        1.433      1.442      1.443      1.527
 Number of Accumulation
 Units outstanding at
 end of period..........    1,124,133    6,132,563   15,034,554   23,074,669 24,945,159 20,278,882 16,337,092
                             SALOMON
                            BROTHERS      SALOMON
                            STRATEGIC    BROTHERS
                              BOND         U.S.
                          OPPORTUNITIES GOVERNMENT
                           SUB-ACCOUNT  SUB-ACCOUNT
                          ------------- -----------
                             1/1/01      10/31/94*     1/1/95       1/1/96     1/1/97     1/1/98     1/1/99
                               TO           TO           TO           TO         TO         TO         TO
                            12/31/01     12/31/94     12/31/95     12/31/96   12/31/97   12/31/98   12/31/99
                          ------------- ----------- ------------- ---------- ---------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        1.527        1.000        1.004        1.139      1.161      1.242      1.319
 Accumulation Unit Value
 at end of period.......        1.609        1.004        1.139        1.161      1.242      1.319      1.304
 Number of Accumulation
 Units outstanding at
 end of period..........   14,819,268      910,020    4,495,184    5,785,148  8,616,135 12,796,204 10,314,952
                             SALOMON
                            BROTHERS                STATE STREET
                              U.S.                  RESEARCH BOND
                           GOVERNMENT                  INCOME
                           SUB-ACCOUNT               SUB-ACCOUNT
                          -------------             -------------
                             1/1/00       1/1/01      10/5/88*      1/1/89     1/1/90     1/1/91     1/1/92
                               TO           TO           TO           TO         TO         TO         TO
                            12/31/00     12/31/01     12/31/88     12/31/89   12/31/90   12/31/91   12/31/92
                          ------------- ----------- ------------- ---------- ---------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        1.304        1.421        1.631        1.634      1.810      1.930      2.247
 Accumulation Unit Value
 at end of period.......        1.421        1.496        1.634        1.810      1.930      2.247      2.398
 Number of Accumulation
 Units outstanding at
 end of period..........    8,874,230   10,827,033      299,002    4,287,540 10,139,527 17,797,335 28,871,719
                          STATE STREET
                          RESEARCH BOND
                             INCOME
                           SUB-ACCOUNT
                          -------------
                             1/1/93       1/1/94       1/1/95       1/1/96     1/1/97     1/1/98     1/1/99
                               TO           TO           TO           TO         TO         TO         TO
                            12/31/93     12/31/94     12/31/95     12/31/96   12/31/97   12/31/98   12/31/99
                          ------------- ----------- ------------- ---------- ---------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        2.398        2.664        2.540        3.037      3.134      3.429      3.689
 Accumulation Unit Value
 at end of period.......        2.664        2.540        3.037        3.134      3.429      3.689      3.622
 Number of Accumulation
 Units outstanding at
 end of period..........   41,939,487   41,657,182   42,231,987   41,138,874 37,260,367 38,630,894 32,707,422
                          STATE STREET
                          RESEARCH BOND               MFS TOTAL
                             INCOME                    RETURN
                           SUB-ACCOUNT              SUB-ACCOUNT**
                          -------------             -------------
                             1/1/00       1/1/01      9/21/88*      1/1/89     1/1/90     1/1/91     1/1/92
                               TO           TO           TO           TO         TO         TO         TO
                            12/31/00     12/31/01     12/31/88     12/31/89   12/31/90   12/31/91   12/31/92
                          ------------- ----------- ------------- ---------- ---------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        3.622        3.865        1.042        1.063      1.250      1.272      1.508
 Accumulation Unit Value
 at end of period.......        3.865        4.149        1.063        1.250      1.272      1.508      1.588
 Number of Accumulation
 Units outstanding at
 end of period..........   25,348,903   25,096,234      731,349    9,179,207 18,099,540 26,478,398 41,588,546

-------



*   Date these Sub-accounts were first available.


** This Sub-account is only available through Contracts purchased prior to May
   1, 1995.

                            MFS TOTAL
                             RETURN
                          SUB-ACCOUNT**
                          -------------
                             1/1/93       1/1/94     1/1/95      1/1/96      1/1/97      1/1/98     1/1/99
                               TO           TO         TO          TO          TO          TO         TO
                            12/31/93     12/31/94   12/31/95    12/31/96    12/31/97    12/31/98   12/31/99
                          ------------- ---------- ----------- ----------- ----------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        1.588        1.733      1.691       2.190       2.485       3.103      3.664
 Accumulation Unit Value
 at end of period.......        1.733        1.691      2.190       2.485       3.103       3.664      3.975
 Number of Accumulation
 Units outstanding at
 end of period..........   60,696,659   61,961,278 56,145,463  52,130,165  48,490,618  42,358,784 37,391,028
                            MFS TOTAL
                             RETURN                 BALANCED
                          SUB-ACCOUNT**            SUB-ACCOUNT
                          -------------            -----------
                             1/1/00       1/1/01    10/31/94*    1/1/95      1/1/96      1/1/97     1/1/98
                               TO           TO         TO          TO          TO          TO         TO
                            12/31/00     12/31/01   12/31/94    12/31/95    12/31/96    12/31/97   12/31/98
                          ------------- ---------- ----------- ----------- ----------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        3.975        3.789      1.000       0.997       1.227       1.415      1.622
 Accumulation Unit Value
 at end of period.......        3.789        3.596      0.997       1.227       1.415       1.622      1.747
 Number of Accumulation
 Units outstanding at
 end of period..........   30,014,285   24,496,185  1,736,189  10,987,597  20,107,324  28,677,041 30,824,135
                                                                  ALGER
                                                                 EQUITY
                            BALANCED                             GROWTH
                           SUB-ACCOUNT                         SUB-ACCOUNT
                          -------------                        -----------
                             1/1/99       1/1/00     1/1/01     10/31/94*    1/1/95      1/1/96     1/1/97
                               TO           TO         TO          TO          TO          TO         TO
                            12/31/99     12/31/00   12/31/01    12/31/94    12/31/95    12/31/96   12/31/97
                          ------------- ---------- ----------- ----------- ----------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        1.747        1.636      1.583       1.000       0.956       1.402      1.566
 Accumulation Unit Value
 at end of period.......        1.636        1.583      1.492       0.956       1.402       1.556      1.941
 Number of Accumulation
 Units outstanding at
 end of period..........   27,038,754   19,606,177 17,250,049   1,857,319  24,163,685  40,025,594 44,518,891
                          ALGER EQUITY                                       ZENITH
                             GROWTH                                          EQUITY
                           SUB-ACCOUNT                                     SUB-ACCOUNT
                          -------------                                    -----------
                             1/1/98       1/1/99     1/1/00      1/1/01     9/16/88*     1/1/89     1/1/90
                               TO           TO         TO          TO          TO          TO         TO
                            12/31/98     12/31/99   12/31/00    12/31/01    12/31/88    12/31/89   12/31/90
                          ------------- ---------- ----------- ----------- ----------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        1.941        2.829      3.744       3.189       4.645       4.612      5.950
 Accumulation Unit Value
 at end of period.......        2.829        3.744      3.189       2.767       4.612       5.950      5.666
 Number of Accumulation
 Units outstanding at
 end of period..........   49,255,773   60,072,409 64,809,207  53,659,494     439,393   5,337,778 12,591,788
                             ZENITH
                             EQUITY
                           SUB-ACCOUNT
                          -------------
                             1/1/91       1/1/92     1/1/93      1/1/94      1/1/95      1/1/96     1/1/97
                               TO           TO         TO          TO          TO          TO         TO
                            12/31/91     12/31/92   12/31/93    12/31/94    12/31/95    12/31/96   12/31/97
                          ------------- ---------- ----------- ----------- ----------- ---------- ----------
 Accumulation Unit Value
 at beginning of period.        5.666        8.608      7.978       9.050       8.298      11.300     13.496
 Accumulation Unit Value
 at end of period.......        8.608        7.978      9.050       8.298      11.300      13.496     16.442
 Number of Accumulation
 Units outstanding at
 end of period..........   21,719,884   33,645,983 40,091,665  43,592,961  41,663,900  41,363,155 40,200,592

-------

*  Date these Sub-accounts were first available.


** This Sub-account is only available through Contracts purchased prior to May
   1, 1995.

                                                                              DAVIS
                            ZENITH                                           VENTURE
                            EQUITY                                            VALUE
                          SUB-ACCOUNT                                      SUB-ACCOUNT
                          -----------                                      -----------
                            1/1/98      1/1/99       1/1/00      1/1/01     10/31/94*    1/1/95      1/1/96
                              TO          TO           TO          TO          TO          TO          TO
                           12/31/98    12/31/99     12/31/00    12/31/01    12/31/94    12/31/95    12/31/96
                          ----------- ----------- ------------ ----------- ----------- ----------- ----------
 Accumulation Unit Value
 at beginning of period.      16.442      21.752       24.831      23.359       1.000       0.963       1.323
 Accumulation Unit Value
 at end of period.......      21.752      24.831       23.359      19.257       0.963       1.323       1.643
 Number of Accumulation
 Units outstanding at
 end of period..........  33,502,039  38,236,116   27,364,614  22,589,775   3,499,719  19,608,688  34,997,024
                                                                                         HARRIS
                             DAVIS                                                       OAKMARK
                            VENTURE                                                      FOCUSED
                             VALUE                                                        VALUE
                          SUB-ACCOUNT                                                  SUB-ACCOUNT
                          -----------                                                  -----------
                            1/1/97      1/1/98       1/1/99      1/1/00      1/1/01     10/1/93*     1/1/94
                              TO          TO           TO          TO          TO          TO          TO
                           12/31/97    12/31/98     12/31/99    12/31/00    12/31/01    12/31/93    12/31/94
                          ----------- ----------- ------------ ----------- ----------- ----------- ----------
 Accumulation Unit Value
 at beginning of period.       1.643       2.163        2.442       2.831       3.059       1.125       1.137
 Accumulation Unit Value
 at end of period.......       2.163       2.442        2.831       3.059       2.681       1.137       1.119
 Number of Accumulation
 Units outstanding at
 end of period..........  53,997,107  58,765,470   57,370,889  59,644,558  54,096,701   4,515,611  15,572,344
                            HARRIS
                            OAKMARK
                            FOCUSED
                             VALUE
                          SUB-ACCOUNT
                          -----------
                            1/1/95      1/1/96       1/1/97      1/1/98      1/1/99      1/1/00      1/1/01
                              TO          TO           TO          TO          TO          TO          TO
                           12/31/95    12/31/96     12/31/97    12/31/98    12/31/99    12/31/00    12/31/01
                          ----------- ----------- ------------ ----------- ----------- ----------- ----------
 Accumulation Unit Value
 at beginning of period.       1.119       1.439        1.669       1.932       1.802       1.784        2.12
 Accumulation Unit Value
 at end of period.......       1.439       1.669        1.932       1.802       1.784       2.120       2.672
 Number of Accumulation
 Units outstanding at
 end of period..........  19,773,057  24,345,379   24,035,279  21,347,155  17,151,815  15,593,693  23,328,209
                            LOOMIS
                            SAYLES
                           SMALL CAP
                          SUB-ACCOUNT
                          -----------
                            5/2/94*     1/1/95       1/1/96      1/1/97      1/1/98      1/1/99      1/1/00
                              TO          TO           TO          TO          TO          TO          TO
                           12/31/94    12/31/95     12/31/96    12/31/97    12/31/98    12/31/99    12/31/00
                          ----------- ----------- ------------ ----------- ----------- ----------- ----------
 Accumulation Unit Value
 at beginning of period.       1.000       0.959        1.219       1.572       1.936       1.878       2.441
 Accumulation Unit Value
 at end of period.......       0.959       1.219        1.572       1.936       1.878       2.441       2.535
 Number of Accumulation
 Units outstanding at
 end of period..........   2,988,971  13,533,326   26,307,748  39,442,109  40,318,239  39,281,394  39,281,394
                            LOOMIS        MFS                      FI
                            SAYLES     INVESTORS  MFS RESEARCH STRUCTURED
                           SMALL CAP     TRUST      MANAGERS     EQUITY
                          SUB-ACCOUNT SUB-ACCOUNT SUB- ACCOUNT SUB-ACCOUNT
                          ----------- ----------- ------------ -----------
                            1/1/01      7/2/01*     7/2/01*     10/1/93*     1/1/94      1/1/95      1/1/96
                              TO          TO           TO          TO          TO          TO          TO
                           12/31/01    12/31/01     12/31/01    12/31/93    12/31/94    12/31/95    12/31/96
                          ----------- ----------- ------------ ----------- ----------- ----------- ----------
 Accumulation Unit Value
 at beginning of period.       2.535       0.898         0.98       1.105       1.132       1.103       1.486
 Accumulation Unit Value
 at end of period.......        2.28       0.883         0.88       1.132       1.103       1.486       1.731
 Number of Accumulation
 Units outstanding at
 end of period..........  31,083,934     311,202      145,465   3,359,317  16,092,325  21,168,965  26,104,465

-------

*  Date these Sub-accounts were first available.

                                                                                          METLIFE
                         FI STRUCTURED                                                  STOCK INDEX
                            EQUITY                                                      SUB-ACCOUNT
                          SUB-ACCOUNT                                                    CLASS A**
                         -------------                                                  -----------
                            1/1/97        1/1/98       1/1/99      1/1/00      1/1/01     8/1/92*     1/1/93
                              TO            TO           TO          TO          TO         TO          TO
                           12/31/97      12/31/98     12/31/99    12/31/00    12/31/01   12/31/92    12/31/93
                         ------------- ------------- ----------- ----------- ---------- ----------- ----------
 Accumulation Unit
 Value at beginning of
 period................        1.731          2.279       2.799       3.019       2.825      1.592       1.644
 Accumulation Unit
 Value at end of
 period................        2.279          2.799       3.019       2.825       2.399      1.644       1.780
 Number of Accumulation
 Units outstanding at
 end of period.........   30,306,103     35,514,558  35,663,197  29,466,287  23,932,405 21,583,607  11,017,884
                         METLIFE STOCK
                             INDEX
                          SUB-ACCOUNT
                           CLASS A**
                         -------------
                            1/1/94        1/1/95       1/1/96      1/1/97      1/1/98     1/1/99      1/1/00
                              TO            TO           TO          TO          TO         TO          TO
                           12/31/94      12/31/95     12/31/96    12/31/97    12/31/98   12/31/99    12/31/00
                         ------------- ------------- ----------- ----------- ---------- ----------- ----------
 Accumulation Unit
 Value at beginning of
 period................        1.780          1.775       2.398       2.898       3.788      4.781       5.678
 Accumulation Unit
 Value at end of
 period................        1.775          2.398       2.898       3.788       4.781      5.678       5.096
 Number of Accumulation
 Units outstanding at
 end of period.........   14,282,355    15,539,6089  15,623,253  15,874,978  15,292,906 15,111,062  13,740,976
                         METLIFE STOCK    PUTNAM
                             INDEX     INTERNATIONAL
                          SUB-ACCOUNT      STOCK
                           CLASS A**   SUB-ACCOUNT+
                         ------------- -------------
                            1/1/01       10/31/94*     1/1/95      1/1/96      1/1/97     1/1/98      1/1/99     1/1/00
                              TO            TO           TO          TO          TO         TO          TO         TO
                           12/31/01      12/31/94     12/31/95    12/31/96    12/31/97   12/31/98    12/31/99   12/31/00
                         ------------- ------------- ----------- ----------- ---------- ----------- ---------- ----------
 Accumulation Unit
 Value at beginning of
 period................        5.096          1.179       1.207       1.265       1.331      1.296       1.371      1.686
 Accumulation Unit
 Value at end of
 period................        3.682          1.207       1.265       1.331       1.296      1.371       1.686      1.494
 Number of Accumulation
 Units outstanding at
 end of period.........   14,020,250      2,473,991   9,383,114  13,845,613  14,635,944 13,860,555  12,308,176 13,492,682
                            PUTNAM                     PUTNAM
                         INTERNATIONAL                LARGE CAP
                             STOCK                     GROWTH     OVERSEAS
                         SUB-ACCOUNT+                SUB-ACCOUNT SUB-ACCOUNT
                         -------------               ----------- -----------
                            1/1/00        1/1/01       1/22/01    10/1/93*     1/1/94     1/1/95      1/1/96
                              TO            TO           TO          TO          TO         TO          TO
                           12/31/00      12/31/01     12/31/01    12/31/93    12/31/94   12/31/95    12/31/96
                         ------------- ------------- ----------- ----------- ---------- ----------- ----------
 Accumulation Unit
 Value at beginning of
 period................        1.494          1.494       0.753       1.458       1.532      1.538       1.664
 Accumulation Unit
 Value at end of
 period................        1.170           1.17       0.494       1.532       1.538      1.664       1.859
 Number of Accumulation
 Units outstanding at
 end of period.........   12,385,212     12,385,212   2,477,760  10,878,551  43,034,544 41,273,183  44,846,316
                                                                                          EQUITY
                           OVERSEAS                                                       INCOME
                          SUB-ACCOUNT                                                   SUB-ACCOUNT
                         -------------                                                  -----------
                            1/1/97        1/1/98       1/1/99      1/1/00      1/1/01    10/1/93*     1/1/94
                              TO            TO           TO          TO          TO         TO          TO
                           12/31/97      12/31/98     12/31/99    12/31/00    12/31/01   12/31/93    12/31/94
                         ------------- ------------- ----------- ----------- ---------- ----------- ----------
 Accumulation Unit
 Value at beginning of
 period................        1.859          2.046       2.276       3.202       2.556      1.980       1.992
 Accumulation Unit
 Value at end of
 period................        2.046          2.276       3.202       2.556       1.987      1.992       2.104
 Number of Accumulation
 Units outstanding at
 end of period.........   45,289,247     40,546,153  36,251,177  33,830,970  26,715,225  5,649,743  25,852,849

-------
*   Date these Sub-accounts were first available.
** Previously the Westpeak Stock Index Sub-Account. On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. MetLife Stock Index Portfolio--Class A is only available through Contracts purchased prior to May 1, 1995.

+ Previously the Morgan Stanley International Magnum Equity Sub-Account. On December 31, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract.

                             EQUITY
                             INCOME
                           SUB-ACCOUNT
                           -----------
                             1/1/95       1/1/96       1/1/97      1/1/98        1/1/99       1/1/00      1/1/01
                               TO           TO           TO          TO            TO           TO          TO
                            12/31/95     12/31/96     12/31/97    12/31/98      12/31/99     12/31/00    12/31/01
                           ----------- ------------- ----------- ----------- -------------- ----------- -----------
 Accumulation Unit Value
 at beginning of period..       2.104        2.804        3.162       3.996         4.401        4.617       4.939
 Accumulation Unit Value
 at end of period........       2.804        3.162        3.996       4.401         4.617        4.939       4.631
 Number of Accumulation
 Units outstanding at end
 of period...............  38,010,655   44,037,798   45,104,192  42,926,506    37,676,846   28,617,928  24,530,116
                                                                    STATE
                             LEHMAN                                STREET                                NEUBERGER
                            BROTHERS                   METLIFE    RESEARCH                    METLIFE     BERMAN
                            AGGREGATE                STOCK INDEX INVESTMENT                   MID CAP     MID CAP
                           BOND INDEX  JANUS GROWTH  SUB-ACCOUNT    TRUST    JANUS MID CAP  STOCK INDEX    VALUE
                           SUB-ACCOUNT  SUB-ACCOUNT    CLASS B   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                           ----------- ------------- ----------- ----------- -------------- ----------- -----------
                            01/22/01*    05/01/01*    01/22/01*   05/01/01*    01/22/01*     01/22/01*   05/01/01*
                               TO           TO           TO          TO            TO           TO          TO
                            12/31/01     12/31/01     12/31/01    12/31/01      12/31/01     12/31/01    12/31/01
                           ----------- ------------- ----------- ----------- -------------- ----------- -----------
 Accumulation Unit Value
 at beginning of period..       1.077            1        4.149        8.02         2.599        1.036       1.478
 Accumulation Unit Value
 at end of period........       1.131        0.755        3.528       6.526         1.552        1.031       1.503
 Number of Accumulation
 Units outstanding at end
 of period...............   2,030,131      340,282      268,034      31,594     1,561,722    1,477,934     243,364
                            FRANKLIN                    STATE
                            TEMPLETON                  STREET      MORGAN
                            SMALL CAP  RUSSELL 2000   RESEARCH     STANLEY    LORD ABBETT               MFS MID CAP
                             GROWTH        INDEX       AURORA    EAFE/INDEX  BOND DEBENTURE PIMCO TOTAL   GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT     RETURN    SUB-ACCOUNT
                           ----------- ------------- ----------- ----------- -------------- ----------- -----------
                            05/01/01*    01/22/01*    01/22/01*   01/22/01*    05/01/01*     05/01/01*   05/01/01*
                               TO           TO           TO          TO            TO           TO          TO
                            12/31/01     12/31/01     12/31/01    12/31/01      12/31/01     12/31/01    12/31/01
                           ----------- ------------- ----------- ----------- -------------- ----------- -----------
 Accumulation Unit Value
 at beginning of period..            1         1.203      1.234       1.102           1.4        1.001       0.981
 Accumulation Unit Value
 at end of period........         0.88         1.186      1.401       0.853         1.375        1.073       0.824
 Number of Accumulation
 Units outstanding at end
 of period...............      600,776     1,051,858 11,310,733     639,013       201,510      201,510   1,477,934
                                                                  AMERICAN
                                                      AMERICAN      FUNDS    AMERICAN FUNDS
                              PIMCO    MFS RESEARCH     FUNDS      GROWTH-    GLOBAL SMALL
                           INNOVATION  INTERNATIONAL GROWTH FUND   INCOME    CAPITALIZATION
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                           ----------- ------------- ----------- ----------- --------------
                            05/01/01*    05/01/01*    05/01/01*   05/01/01*    05/01/01*
                               TO           TO           TO          TO            TO
                            12/31/01     12/31/01     12/31/01    12/31/01      12/31/01
                           ----------- ------------- ----------- ----------- --------------
 Accumulation Unit Value
 at beginning of period..       0.823          0.972      13.039       8.544          1.479
 Accumulation Unit Value
 at end of period........        0.61          0.848      11.078       0.824          1.345
 Number of Accumulation
 Units outstanding at end
 of period...............     172,927        262,661     263,656     315,671        285,228

-------







 *  Date these Sub-accounts were first available.


** The MetLife Stock Index Sub-account--Class B Portfolio is only available to
 Contracts purchased after May 1, 1995.


  Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

                                  PREMIUM TAX

  Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.


                                   CONTRACTS USED WITH TAX
JURISDICTION                      QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------                      -------------------------- -------------------
California.......................            0.50%*                 2.35%
Maine............................              --                   2.00%
Nevada...........................              --                   3.50%
Puerto Rico......................            1.00%                  1.00%
South Dakota.....................              --                   1.25%
West Virginia....................            1.00%                  1.00%
Wyoming..........................              --                   1.00%

--------



 * Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.


  See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                       THE NEW ENGLAND VARIABLE ACCOUNT

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                               MAY 1, 2002


  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 (as annually supplemented) and should be read in conjunction therewith. A copy of the Prospectus dated April 30, 1999 and the supplement dated May 1, 2002 may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.


VA-254-02

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           -----
History...................................................................  II-3
Services Relating to the Variable Account and the Contracts...............  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-36
Annuity Payments.......................................................... II-37
Hypothetical Illustrations of Annuity Income Payouts...................... II-38
Historical Illustrations of Annuity Income Payouts........................ II-41
Experts................................................................... II-44
Legal Matters............................................................. II-45
Appendix A................................................................ II-46
Financial Statements......................................................   F-1

                                    HISTORY

  The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

  Auditors. Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, conducts an annual audit of the Variable Account's financial statements.

  Administrative Services Agreement. Pursuant to an administrative services agreement between New England Life Insurance Company ("NELICO") and the Company, NELICO serves as the Designated Office for servicing the Contracts and performs certain other administrative services for the Company relating to the Variable Account and the Contracts. NELICO is compensated for these services based on the expenses it incurs in providing them. NELICO was a wholly-owned subsidiary of New England Mutual Life Insurance Company before it merged into the Company, and became a subsidiary of the Company as a result of the merger. For services rendered, the Company paid NELICO $12,320,437 for the period ended December 31, 1999, $12,299,598 for the period ended December 31, 2000 and $14,986,625 for the period ended December 31, 2001.


  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and are sold by NELICO's life insurance agents and insurance brokers who are registered representatives of New England Securities. Contracts also may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities. The Company pays commissions, none of which are retained by New England Securities, to the registered representatives involved in selling Contracts. For the years ended December 31, 1999, 2000 and 2001 the Company paid commissions in the amount of $2,240,123, $1,611,359 and $1,005,853 respectively.


                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Variable Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Variable Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Variable Account or the Eligible Funds. References to or reprints of such articles may be used in the Company's promotional literature. Such literature may refer to personnel of the advisers, who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.


  The advertising and sales literature of the Contract and the Variable Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.


  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contract Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

  The tables below illustrate hypothetical Average Annual Total Returns for each Sub-Account for the periods shown, based on the actual investment experience of the Sub-Accounts, the New England Zenith Fund (the "Zenith Fund"), the Metropolitan Series Fund, Inc. (the "Metropolitan Fund"), the Met Investors Series Trust, the American Funds Insurance Series and the Variable Insurance Products Fund during those periods. The tables do not represent what may happen in the future.


  The Variable Account was not established until July, 1987. The Contracts were not available until September, 1988. The following Series of the Zenith Fund. Zenith Equity, State Street Research Bond Income and the State Street Research Money Market Series commenced operations on August 26, 1983. The MFS Total Return commenced operations on May 1, 1987. The FI Structured Equity (formerly the Westpeak Growth and Income Series, and the Harris Oakmark Focused Value Series (formerly the Harris Oakmark Mid Cap Value Series) commenced operations on April 30, 1993. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994. The MFS Investors Trust and the MFS Research Managers Series commenced operations on April 30, 1999. The Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, Balanced, Alger Equity Growth and Davis Venture Value Series commenced operations on October 31, 1994. The Putnam International Stock Portfolio commenced operations on October 31, 1994. (On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. The Morgan Stanley International Magnum Equity Series commenced operations on October 31, 1994. Performance figures for dates on or before December 1, 2000 reflect performance of the Morgan Stanley International Magnum Equity Series.) The State Street Research Investment Trust Portfolio commenced operations on June 24, 1983. Performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available. The following Portfolios of the Metropolitan Fund commenced operations as follows:
Putnam Large Cap Growth Portfolio, May 1, 2000; Janus Mid Cap Portfolio, March 3, 1997; Lehman Brothers Aggregate Bond Index, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, Morgan Stanley EAFE Index, and Russell 2000 Index Portfolios, November 9, 1998; MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios, July 5, 2000; Janus Growth and Franklin Templeton Small Cap Growth Portfolios, May 1, 2001, and MetLife Stock Index Portfolio--Class B, May 1, 1990. The MetLife Stock Index Portfolio-- Class A commenced operations on May 1, 1987, and became available to Contractholders on May 1, 2001. (On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. The Westpeak Stock Index Series commenced operations on May 1, 1987. Performance figures for dates on or before April 27, 2001 reflect performance of the Westpeak Stock Index Series.) The following Portfolios of the Met Investors Series Trust commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996; and PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios, February 12, 2001. The following Funds of American Funds Insurance Series commenced operations as follows: American Funds Growth-Income Fund, February 8, 1984; American Funds Growth Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998. The VIP Equity Income Portfolio commenced operations on October 9, 1986, and the VIP Overseas Portfolio commenced operations on January 28, 1987.

  We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted from Contract Value. Each such $30 deduction reduces the number of Units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2001 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 2001 to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on December 31, 2001. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Average Annual Total Returns assume that no premium tax charge has been deducted.


  Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund shown is available. Eligible Fund Total Return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.


                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the State Street Research Money Market Sub-Account*



                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year........................................................... -3.51%
      5 Years..........................................................  2.81%
      10 Years.........................................................  3.16%
      Since Inception of the Sub-Account...............................  3.95%

  For purchase payment allocated to the State Street Research Bond Income Sub-
Account*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year...........................................................  0.99%
      5 Years..........................................................  4.82%
      10 Years.........................................................  6.16%
      Since Inception of the Sub-Account...............................  7.21%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year........................................................... -0.85%
      5 Years..........................................................  3.31%
      Since Inception of the Sub-Account...............................  6.32%

  For purchase payment allocated to the Salomon Brothers U.S. Government Sub-
Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year........................................................... -0.93%
      5 Years..........................................................  4.26%
      Since Inception of the Sub-Account...............................  5.24%

--------

* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the MFS Total Return Managed Sub-Account*


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -10.72%
      5 Years...........................................................   6.71%
      10 Years..........................................................   8.90%
      Since Inception of the Sub-Account................................   9.67%

  For purchase payment allocated to the Balanced Sub-Account**

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -11.31%
      5 Years...........................................................   0.16%
      Since Inception of the Sub-Account................................   5.21%

  For purchase payment allocated to the Alger Equity Growth Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -18.34%
      5 Years...........................................................  11.07%
      Since Inception of the Sub-Account................................  14.69%

  For purchase payment allocated to the Zenith Equity Sub-Account***

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -22.44%
      5 Years...........................................................   6.41%
      10 Years..........................................................   8.21%
      Since Inception of the Sub-Account................................  11.19%

  For purchase payment allocated to the Davis Venture Value Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -17.53%
      5 Years...........................................................   9.31%
      Since Inception of the Sub-Account................................  14.18%


--------



  * This Sub-Account is only available through Contracts purchased prior to May 1, 1995. Massachusetts Financial Services Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.


 ** State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.


*** Effective May 1, 2002, the Zenith Equity Series changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. In addition, Capital Growth Management Limited Partnership ("CMG") ceased to be the subadviser to the Zenith Equity Series on May 1, 2002. Performance shown for periods prior to May 1, 2002 reflects only CGM's management and Zenith Equity Series' prior investment objectives and policies.

  For purchase payment allocated to the Harris Oakmark Focused Value Sub-
Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................  18.60%
      5 Years...........................................................   8.89%
      Since Inception of the Sub-Account................................  10.68%

  For purchase payment allocated to the Loomis Sayles Small Cap Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -15.38%
      5 Years...........................................................   6.76%
      Since Inception of the Sub-Account................................  10.73%

  For purchase payment allocated to the MFS Investors Trust Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -15.12%

  For purchase payment allocated to the MFS Research Managers Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -17.90%

  For purchase payment allocated to the FI Structured Equity Sub-Account*

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -20.11%
      5 Years...........................................................   5.79%
      Since Inception of the Sub-Account................................   9.48%

  For purchase payment allocated to the Putnam International Stock Sub-
Account**
  (previously the Morgan Stanley International Magnum Equity Sub-Account)

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -26.30%
      5 Years...........................................................  -3.41%
      Since Inception of the Sub-Account................................  -0.63%

  For purchase payment allocated to the Putnam Large Cap Growth Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -41.10%

  For purchase payment allocated to the MetLife Stock Index--Class A Sub-
Account***
  (formerly the Westpeak Stock Index Sub-Account)

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -18.53%
      5 Years...........................................................   7.80%
      Since Inception of the Sub-Account................................  11.18%


--------

  * Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.


 ** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.


*** On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures for dates on or before April 27, 2001 reflect performance of the Westpeak Stock Index Series. The MetLife Stock Index--Class A Sub-Account is only available through contracts purchased prior to May 1, 1995.

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................  -4.06%

  For purchase payment allocated to the Janus Mid Cap Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -46.63%

  For purchase payment allocated to the MetLife Stock Index--Class B Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -22.84%

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value
Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -10.66%

  For purchase payment allocated to the Morgan Stanley EAFE Index Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -30.02%

  For purchase payment allocated to the Russell 2000 Index Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -10.02%

  For purchase payment allocated to the State Street Research Investment Trust
Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -19.84%

  For purchase payment allocated to the Lord Abbett Bond Debenture Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................  -8.80%

  For purchase payment allocated to the American Funds Growth Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -19.68%

  For purchase payment allocated to the American Funds Growth-Income Sub-
Account

                       PERIOD ENDING DECEMBER 31, 2001
                       -------------------------------
      Since Inception of the Sub-Account................................ -11.61%

  For purchase payment allocated to the American Funds Global Small Capitalization Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -16.80%


  For purchase payment allocated to the VIP Overseas Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -26.83%
      5 Years...........................................................   0.44%
      Since Inception of the Sub-Account................................   3.45%

  For purchase payment allocated to the VIP Equity-Income Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -11.79%
      5 Years...........................................................   6.97%
      Since Inception of the Sub-Account................................  10.47%


  For purchase payment allocated to the Janus Growth Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -29.53%

  For purchase payment allocated to the Franklin Templeton Small Cap Growth
Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -19.59%

  For purchase payment allocated to the MetLife Mid Cap Stock Index Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................  -9.26%

  For purchase payment allocated to the State Street Research Aurora Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................  -3.98%

  For purchase payment allocated to the PIMCO Total Return Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................  -1.08%

  For purchase payment allocated to the PIMCO Innovation Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -32.73%

  For purchase payment allocated to the MFS Research International Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -20.31%

  For purchase payment allocated to the MFS Mid Cap Growth Sub-Account



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      Since Inception of the Sub-Account................................ -23.38%


                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                (NON-STANDARD)

  For purchase payment allocated to the State Street Research Money Market
Series*



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................  -3.51%
      5 Years...........................................................   2.81%
      10 years..........................................................   3.16%
      Since Inception of the Fund.......................................   4.67%

  For purchase payment allocated to the State Street Research Bond Income
Series*

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................   0.99%
      5 Years...........................................................   4.82%
      10 years..........................................................   6.16%
      Since Inception of the Fund.......................................   7.96%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................  -0.85%
      5 Years...........................................................   3.31%
      Since Inception of the Fund.......................................   6.32%

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................  -0.93%
      5 years...........................................................   4.26%
      Since Inception of the Fund.......................................   5.24%

  For purchase payment allocated to the MFS Total Return Series**

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -10.72%
      5 Years...........................................................   6.71%
      10 Years..........................................................   8.90%
      Since Inception of the Fund.......................................   8.98%

  For purchase payment allocated to the Balanced Series

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -11.31%
      5 Years...........................................................   0.16%
      Since Inception of the Fund.......................................   5.21%

  For purchase payment allocated to the Alger Equity Growth Series

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -18.34%
      5 Years...........................................................  11.07%
      Since Inception of the Fund.......................................  14.69%

--------

 * State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.


** Massachusetts Financial Services Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Zenith Equity Series*



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -22.44%
      5 Years...........................................................   6.41%
      10 Years..........................................................   8.21%
      Since Inception of the Fund.......................................  17.39%

  For purchase payment allocated to the Davis Venture Value Series

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -17.53%
      5 Years...........................................................   9.31%
      Since Inception of the Fund.......................................  14.18%

  For purchase payment allocated to the Harris Oakmark Focused Value Series

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................  18.60%
      5 Years...........................................................   8.89%
      Since Inception of the Fund.......................................  11.57%

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -15.38%
      5 Years...........................................................   6.76%
      Since Inception of the Fund.......................................  10.73%

  For purchase payment allocated to the MFS Investors Trust Series

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -24.74%
      Since Inception................................................... -11.51%

  For purchase payment allocated to the MFS Research Managers Series

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -29.41%
      Since Inception...................................................  -9.29%

  For purchase payment allocated to the FI Structured Equity Series**

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -20.11%
      5 Years...........................................................   5.79%
      Since Inception of the Fund.......................................  10.18%

--------

 * Effective May 1, 2002, the Zenith Equity Series changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. In addition, Capital Growth Management Limited Partnership ("CMG") ceased to be the subadviser to the Zenith Equity Series on May 1, 2002. Performance shown for periods prior to May 1, 2002 reflects only CGM's management and Zenith Equity Series' prior investment objectives and policies.


** Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Putnam International Stock Portfolio*


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -26.30%
      5 Years...........................................................  -3.41%
      Since Inception of the Fund.......................................  -0.63%

  For purchase payment allocated to the Putnam Large Cap Growth Portfolio

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -35.80%
      Since Inception of the Fund....................................... -38.24%

  For purchase payment allocated to the Janus Mid Cap Portfolio

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -42.42%
      Since Inception of the Fund.......................................   8.15%

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index
Portfolio

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................  -1.22%
      Since Inception of the Fund.......................................   2.23%

  For purchase payment allocated to the MetLife Stock Index Portfolio--Class B

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -19.76%
      5 Years...........................................................   7.25%
      10 Years..........................................................  10.43%
      Since Inception of the Fund.......................................  11.27%

  For purchase payment allocated to the MetLife Stock Index Portfolio--Class
A**

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -18.53%
      5 Years...........................................................   7.80%
      10 Years..........................................................  10.83%
      Since Inception of the Fund.......................................  10.52%

  For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -28.11%
      Since Inception of the Fund.......................................  -6.57%

--------

 * On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.


** On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures for dates on or before April 27, 2001 reflect performance of the Westpeak Stock Index Series. The MetLife Stock Index--Class A Sub-Account is only available through contracts purchased prior to May 1, 1995.

  For purchase payment allocated to the Russell 2000 Index Portfolio



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................  -7.28%
      Since Inception of the Fund.......................................   3.82%

  For purchase payment allocated to the State Street Research Investment Trust
Portfolio

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -25.85%
      5 Years...........................................................   3.96%
      10 Years..........................................................   7.96%
      Since Inception of the Fund.......................................   9.08%

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap
Value Portfolio

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -12.47%
      Since Inception of the Fund.......................................   9.57%

  For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................  -3.72%
      5 Years...........................................................   3.29%
      Since Inception of the Fund.......................................   4.74%

  For purchase payment allocated to the American Funds Growth-Income Fund

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................  -7.81%
      5 Years...........................................................   7.78%
      10 Years..........................................................   9.40%
      Since Inception of the Fund.......................................  11.18%

  For purchase payment allocated to the American Funds Growth Fund

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -24.23%
      5 Years...........................................................  15.81%
      10 Years..........................................................  14.34%
      Since Inception of the Fund.......................................  14.28%

  For purchase payment allocated to the American Funds Global Small
Capitalization Fund

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -22.09%
      Since Inception of the Fund.......................................   4.71%

--------
 * The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

  For purchase payment allocated to the VIP Equity Income Portfolio



                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -11.79%
      5 Years...........................................................   6.97%
      10 Years..........................................................  11.90%
      Since Inception of the Fund.......................................  10.49%


  For purchase payment allocated to the VIP Overseas Portfolio


                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................ -26.83%
      5 Years...........................................................   0.44%
      10 Years..........................................................   4.30%
      Since Inception of the Fund.......................................   4.53%

  For purchase payment allocated to the Janus Growth Portfolio

                       PERIOD ENDING DECEMBER 31, 2001
                       -------------------------------
      Since Inception of the Fund....................................... -29.53%

  For purchase payment allocated to the Franklin Templeton Small Cap Growth
Portfolio

                       PERIOD ENDING DECEMBER 31, 2001
                       -------------------------------
      Since Inception of the Fund....................................... -19.59%

  For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

                       PERIOD ENDING DECEMBER 31, 2001
                       -------------------------------
      Since Inception of the Fund.......................................  -2.74%

  For purchase payment allocated to the State Street Research Aurora Portfolio

                       PERIOD ENDING DECEMBER 31, 2001
                       -------------------------------
      1 Year............................................................   7.67%
      Since Inception of the Fund.......................................  19.82%

  For purchase payment allocated to the PIMCO Total Return Portfolio

                       PERIOD ENDING DECEMBER 31, 2001
                       -------------------------------
      Since Inception of the Fund.......................................  -1.08%

  For purchase payment allocated to the PIMCO Innovation Portfolio

                       PERIOD ENDING DECEMBER 31, 2001
                       -------------------------------
      Since Inception of the Fund....................................... -32.73%

  For purchase payment allocated to the MFS Research International Portfolio

                       PERIOD ENDING DECEMBER 31, 2001
                       -------------------------------
      Since Inception of the Fund....................................... -22.60%

  For purchase payment allocated to the MFS Mid Cap Growth Portfolio



                       PERIOD ENDING DECEMBER 31, 2001
                       -------------------------------
      Since Inception of the Fund....................................... -24.88%

  For purchase payment allocated to the Harris Oakmark Large Cap Value
Portfolio

                       PERIOD ENDING DECEMBER 31, 2001
                       -------------------------------
      1 Year............................................................   9.78%
      Since Inception of the Fund.......................................   2.81%


  The following chart illustrates what would have been the growth and value of a $10,000 purchase payment for a Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds commenced operations if the Contract had been offered at that time:
September 1, 1983 for the State Street Research Money Market, State Street Research Bond Income and Zenith Equity Series; November 1, 1986 for the VIP Equity-Income Portfolio; February 1, 1987 for the VIP Overseas Portfolio; May 1, 1987 for the MFS Total Return Series; May 1, 1993 for the FI Structured Equity and Harris Oakmark Focused Value Series (formerly Harris Oakmark Mid Cap Value Series); May 2, 1994 for the Loomis Sayles Small Cap Series; May 1, 1999 for the MFS Investors Trust and MFS Research Managers Series; November 1, 1994 for the remaining Zenith Fund Series; November 1, 1994 for the Putnam International Stock Portfolio (performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series); May 1, 2000 for the Putnam Large Cap Growth Portfolio; March 3, 1997 for the Janus Mid Cap Portfolio; December 1, 1998 for the Lehman Brothers Aggregate Bond Index, Harris Oakmark Large Cap Value, Morgan Stanley EAFE Index, Russell 2000 Index and Neuberger Berman Partners Mid Cap Value Portfolios; May 1, 1990 for the MetLife Stock Index Portfolio of the Metropolitan Series Fund; May 1, 1987 for the MetLife Stock Index Portfolio-- Class A (performance figures for dates on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series); May 1, 1996 for the Lord Abbett Bond Debenture Portfolio, July 1, 1983 for the State Street Research Investment Trust Portfolio; August 1, 2000 for the MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios; May 1, 2001 for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios; March 1, 2001 for the PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios. March 1, 1984 for the American Funds Growth-Income Fund and the American Funds Growth Funds; and May 1, 1998 for the American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge. During the period when the Contingent Deferred Sales Charge applies, the percentage return on Surrender Value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on Surrender Value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first two charts, the Contract Value and Surrender Value on each date shown are calculated in the manner described in the preceding illustrations of Average Annual Total Return, assuming that no premium tax charge is deducted.


  In the third and fourth charts, the difference between the Contract Value or Surrender Value at the beginning and at the end of each year is divided by the beginning Contract Value or Surrender Value to arrive at the Annual Percentage Change. The Cumulative Return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or Surrender Value and dividing it by $10,000. The Annual Effective Rate of Return in this illustration is calculated in the same manner as the Average Annual Total Return described in the preceding illustration, assuming that no premium tax charge is deducted.


  We may also provide similar illustrations based on other purchase payment methods, such as period investment plans, in our sales literature.

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                               INVESTMENT RESULTS


                                                                 CONTRACT VALUE(1)
                         -------------------------------------------------------------------------------------------------
                                                      SALOMON
                         STATE STREET STATE STREET   BROTHERS     SALOMON      MFS
                           RESEARCH     RESEARCH     STRATEGIC    BROTHERS    TOTAL                 ALGER
                            MONEY         BOND         BOND         U.S.      RETURN                EQUITY      ZENITH
                          MARKET(2)    INCOME(2)   OPPORTUNITIES GOVERNMENT SERIES(3)   BALANCED    GROWTH     EQUITY(4)
                         ------------ ------------ ------------- ---------- ---------- ---------- ---------- -------------
 As of December 31:
 1983..................   $10,258.59   $10,339.37                                                             $ 10,470.12
 1984..................    11,175.34    11,453.64                                                               10,237.14
 1985..................    11,905.86    13,388.01                                                               16,941.91
 1986..................    12,514.94    15,137.25                                                               32,599.29
 1987..................    13,122.50    15,242.29                           $ 9,844.68                          49,087.62
 1988..................    13,889.20    16,265.40                            10,602.14                          44,141.97
 1989..................    14,941.00    17,990.50                            12,423.10                          56,919.65
 1990..................    15,916.76    19,151.95                            12,617.64                          54,170.04
 1991..................    16,648.66    22,256.25                            14,926.64                          82,262.43
 1992..................    17,018.47    23,722.98                            15,680.56                          76,212.70
 1993..................    17,259.12    26,326.49                            17,086.43                          86,417.09
 1994..................    17,674.12    25,071.19   $ 9,838.87   $10,038.07  16,639.55 $ 9,968.28 $ 9,695.00    79,208.42
 1995..................    18,401.19    29,948.07    11,557.83    11,360.92  21,514.34  12,242.06  14,193.96   107,838.80
 1996..................    19,053.28    30,873.63    13,008.06    11,548.68  24,379.98  14,087.95  15,815.91   128,763.66
 1997..................    19,770.95    33,745.25    14,224.45    12,328.54  30,407.16  16,117.12  19,572.63   156,835.46
 1998..................    20,502.34    36,272.33    14,289.07    13,058.43  35,864.34  17,317.95  28,501.23   207,454.79
 1999..................    21,201.50    35,588.76    14,270.63    12,875.72  38,880.28  16,191.16  37,682.20   236,777.25
 2000..................    22,189.14    37,942.45    15,065.06    14,000.73  37,035.21  15,639.35  32,063.97   222,715.26
 2001..................    22,725.63    40,697.27    15,846.04    14,712.42  35,116.47  14,711.20  27,796.34   183,576.68
                                                                 CONTRACT VALUE(1)
                         -------------------------------------------------------------------------------------------------
                                         HARRIS       LOOMIS                                       METLIFE
                            DAVIS       OAKMARK       SAYLES        MFS        MFS         FI       STOCK       PUTNAM
                           VENTURE      FOCUSED        SMALL     INVESTORS   RESEARCH  STRUCTURED   INDEX-   INTERNATIONAL
                            VALUE        VALUE          CAP        TRUST     MANAGERS  EQUITY(5)  CLASS A(6)   STOCK(7)
                         ------------ ------------ ------------- ---------- ---------- ---------- ---------- -------------
 As of December 31:
 1983..................
 1984..................
 1985..................
 1986..................
 1987..................                                                                           $ 8,700.98
 1988..................                                                                             9,954.81
 1989..................                                                                            12,748.34
 1990..................                                                                            12,025.47
 1991..................                                                                            15,441.83
 1992..................                                                                            16,313.91
 1993..................                $11,370.39                                      $11,321.11  17,628.00
 1994..................   $ 9,628.96    11,157.06   $ 9,590.97                          11,004.57  17,555.45  $ 10,237.83
 1995..................    13,201.25    14,313.48    12,156.37                          14,780.39  23,679.19    10,698.65
 1996..................    16,356.09    16,574.48    15,637.59                          17,185.98  28,573.33    11,227.90
 1997..................    21,511.40    19,149.94    19,225.09                          22,593.88  37,314.92    10,904.04
 1998..................    24,249.51    17,837.09    18,619.12                          27,709.41  47,066.35    11,508.95
 1999..................    28,083.49    17,631.72    24,161.33   $10,192.36 $11,871.99  29,864.28  55,866.17    14,116.24
 2000..................    30,306.51    20,916.99    25,060.99    10,011.73  11,260.40  27,918.90  50,107.99    12,477.19
 2001..................    26,533.14    26,333.86    22,511.32     8,276.51   8,755.40  23,680.31  43,360.93     9,742.98

                                                               CONTRACT VALUE(1)
                      ---------------------------------------------------------------------------------------------------
                                                LEHMAN                                        STATE STREET    NEUBERGER
                                               BROTHERS  METLIFE STOCK    MORGAN                RESEARCH       BERMAN
                      PUTNAM LARGE   JANUS    AGGREGATE      INDEX-      STANLEY    RUSSELL    INVESTMENT     PARTNERS
                       CAP GROWTH   MID CAP   BOND INDEX   CLASS B(8)   EAFE INDEX 2000 INDEX     TRUST     MID CAP VALUE
                      ------------ ---------- ---------- -------------- ---------- ---------- ------------- -------------
As of December 31:
1983.................                                                                          $ 9,651.32
1984.................                                                                            9,518.16
1985.................                                                                           12,593.67
1986.................                                                                           13,637.60
1987.................                                                                           14,359.55
1988.................                                                                           15,597.96
1989.................                                                                           20,256.36
1990.................                                      $10,081.98                           18,834.58
1991.................                                       12,845.24                           24,626.51
1992.................                                       13,545.65                           27,003.06
1993.................                                       14,576.72                           30,370.70
1994.................                                       14,482.13                           28,891.96
1995.................                                       19,474.69                           37,818.00
1996.................                                       23,471.72                           45,429.53
1997.................              $12,654.77               30,484.43                           57,370.39
1998.................               17,046.24 $10,003.32    38,435.98   $10,543.09 $10,575.23   72,336.47    $10,529.13
1999.................               37,336.22   9,680.84    45,666.19    12,921.72  12,733.22   84,304.08     12,157.49
2000.................  $ 7,234.82   25,248.87  10,586.91    40,714.18    10,851.01  12,032.51   77,810.20     15,308.54
2001.................    4,912.77   15,431.18  11,085.26    34,694.07     8,261.53  11,826.69   63,585.97     14,661.06
                                                               CONTRACT VALUE(1)
                      ---------------------------------------------------------------------------------------------------
                                               AMERICAN
                      LORD ABBETT   AMERICAN    FUNDS    AMERICAN FUNDS               VIP        HARRIS
                          BOND       FUNDS     GROWTH-    GLOBAL SMALL     VIP      EQUITY-   OAKMARK LARGE     JANUS
                      DEBENTURE(9)   GROWTH     INCOME   CAPITALIZATION  OVERSEAS    INCOME     CAP VALUE      GROWTH
                      ------------ ---------- ---------- -------------- ---------- ---------- ------------- -------------
As of December 31:
1983.................
1984.................              $10,003.31 $10,699.06
1985.................               11,757.95  14,379.05
1986.................               15,013.37  17,206.18                           $ 9,888.64
1987.................               15,899.01  16,958.27                $ 9,345.49   9,615.25
1988.................               17,848.94  18,998.28                  9,936.28  11,611.24
1989.................               22,939.42  23,339.38                 12,343.46  13,412.67
1990.................               21,490.28  22,277.06                 11,945.10  11,176.22
1991.................               28,074.32  27,084.50                 12,695.83  14,462.11
1992.................               30,491.57  28,651.92                 11,156.05  16,645.30
1993.................               34,773.74  31,539.30                 15,078.13  19,396.57
1994.................               34,272.93  31,564.47                 15,104.86  20,460.15
1995.................               44,791.59  41,164.34                 16,311.44  27,238.96
1996.................  $11,178.41   49,801.99  47,930.89                 18,185.02  30,677.47
1997.................   12,688.77   63,577.96  59,180.82                 19,981.29  38,742.01
1998.................   13,237.80   84,582.97  68,745.47   $10,137.74    22,194.68  42,634.76  $ 9,804.86
1999.................   13,444.67  130,873.72  75,197.79    19,043.95    31,190.25  44,695.45    8,961.64
2000.................   13,308.60  134,535.18  79,859.77    15,621.75    24,867.23  47,780.62    9,895.97
2001.................   13,589.66  108,325.86  80,564.22    13,369.06    19,315.93  44,768.08   11,515.49    $ 7,749.50
                                                        CONTRACT VALUE(1)
                      -------------------------------------------------------------------------------------
                                    FRANKLIN    STATE
                        METLIFE    TEMPLETON    STREET       PIMCO         MFS
                        MID CAP    SMALL CAP   RESEARCH      TOTAL       MID CAP     PIMCO    MFS RESEARCH
                      STOCK INDEX    GROWTH     AURORA       RETURN       GROWTH   INNOVATION INTERNATIONAL
                      ------------ ---------- ---------- -------------- ---------- ---------- -------------
As of December 31:
1983.................
1984.................
1985.................
1986.................
1987.................
1988.................
1989.................
1990.................
1991.................
1992.................
1993.................
1994.................
1995.................
1996.................
1997.................
1998.................
1999.................
2000.................  $10,455.55             $12,108.55
2001.................   10,134.27  $ 8,800.03  13,827.45   $10,626.53    $8,943.84  $7,253.80   $8,981.35

                                                                SURRENDER VALUE(1)
                         -------------------------------------------------------------------------------------------------
                                                      SALOMON
                         STATE STREET STATE STREET   BROTHERS     SALOMON      MFS
                           RESEARCH     RESEARCH     STRATEGIC    BROTHERS    TOTAL                 ALGER
                            MONEY         BOND         BOND         U.S.      RETURN                EQUITY   ZENITH EQUITY
                          MARKET(2)    INCOME(2)   OPPORTUNITIES GOVERNMENT SERIES(3)   BALANCED    GROWTH     SERIES(4)
                         ------------ ------------ ------------- ---------- ---------- ---------- ---------- -------------
 As of December 31:
 1983..................   $ 9,648.46   $ 9,724.51                                                             $  9,847.62
 1984..................    10,561.87    10,825.14                                                                9,674.33
 1985..................    11,306.52    12,715.30                                                               16,131.91
 1986..................    11,941.77    14,446.07                                                               31,789.29
 1987..................    12,581.04    14,614.97                           $ 9,248.76                          48,277.62
 1988..................    13,379.19    15,669.85                            10,009.63                          43,331.97
 1989..................    14,460.36    17,413.80                            11,788.16                          56,109.65
 1990..................    15,477.01    18,624.85                            12,029.85                          53,360.04
 1991..................    16,338.98    21,845.84                            14,302.11                          81,452.43
 1992..................    16,855.30    23,499.47                            15,096.06                          75,516.79
 1993..................    17,249.12    26,316.49                            16,528.21                          86,407.09
 1994..................    17,664.12    25,061.19   $ 9,258.29   $ 9,445.85  16,170.28 $ 9,380.13 $ 9,122.84    79,198.42
 1995..................    18,391.19    29,938.07    10,928.71    10,742.43  21,107.08  11,575.99  13,422.49   107,828.80
 1996..................    19,043.28    30,863.63    12,359.16    10,972.02  24,140.56  13,385.59  15,028.03   128,753.66
 1997..................    19,760.95    33,735.25    13,579.35    11,768.76  30,387.16  15,386.85  18,767.63   156,825.48
 1998..................    20,492.34    36,262.33    13,705.37    12,524.57  35,844.34  16,611.57  27,696.23   207,444.79
 1999..................    21,191.50    35,578.76    13,751.89    12,407.20  38,860.28  15,603.28  36,877.20   236,767.25
 2000..................    22,179.14    37,932.45    14,585.51    13,554.71  37,015.21  15,141.71  31,258.97   222,705.26
 2001..................    22,715.63    40,687.27    15,413.20    14,310.19  35,096.47  14,309.00  27,040.84   183,566.68
                                                                SURRENDER VALUE(1)
                         -------------------------------------------------------------------------------------------------
                                         HARRIS       LOOMIS                                       METLIFE
                            DAVIS       OAKMARK       SAYLES        MFS        MFS         FI       STOCK       PUTNAM
                           VENTURE      FOCUSED        SMALL     INVESTORS   RESEARCH  STRUCTURED   INDEX-   INTERNATIONAL
                            VALUE        VALUE          CAP        TRUST     MANAGERS  EQUITY(5)  CLASS A(6)   STOCK(7)
                         ------------ ------------ ------------- ---------- ---------- ---------- ---------- -------------
 As of December 31:
 1983..................
 1984..................
 1985..................
 1986..................
 1987..................                                                                           $ 8,171.98
 1988..................                                                                             9,397.25
 1989..................                                                                            12,097.30
 1990..................                                                                            11,464.32
 1991..................                                                                            14,796.43
 1992..................                                                                            15,706.61
 1993..................                $10,685.22                                      $10,638.82  17,052.72
 1994..................   $ 9,060.66    10,534.58   $ 9,012.40                          10,390.32  17,061.45  $  9,633.91
 1995..................    12,483.38    13,584.96    11,482.43                          14,028.76  23,232.96    10,115.92
 1996..................    15,551.09    15,808.63    14,846.03                          16,392.61  28,296.17    10,667.11
 1997..................    20,706.40    18,354.37    18,407.59                          21,773.88  37,294.92    10,408.36
 1998..................    23,444.51    17,174.95    17,847.54                          26,889.41  47,046.35    11,037.84
 1999..................    27,278.49    17,056.32    23,343.83   $ 9,576.11 $11,157.48  29,044.28  55,846.17    13,603.05
 2000..................    29,501.51    20,332.23    24,254.07     9,451.10  10,632.33  27,145.09  50,087.99    12,079.16
 2001..................    25,811.74    25,839.85    21,886.01     7,846.83   8,302.01  23,234.06  43,340.93     9,474.92

                                                               SURRENDER VALUE(1)
                       ---------------------------------------------------------------------------------------------------
                                                                                                      STATE     NEUBERGER
                                                   LEHMAN                                            STREET       BERMAN
                                                  BROTHERS   METLIFE STOCK    MORGAN                RESEARCH     PARTNERS
                       PUTNAM LARGE  JANUS MID   AGGREGATE       INDEX-      STANLEY    RUSSELL    INVESTMENT    MID CAP
                        CAP GROWTH      CAP      BOND INDEX    CLASS B(8)   EAFE INDEX 2000 INDEX     TRUST       VALUE
                       ------------ ----------- ------------ -------------- ---------- ---------- ------------- ----------
 As of December 31:
 1983................                                                                              $ 9,071.72
 1984................                                                                                8,989.18
 1985................                                                                               11,955.28
 1986................                                                                               13,008.91
 1987................                                                                               13,762.99
 1988................                                                                               15,021.44
 1989................                                                                               19,603.28
 1990................                                          $ 9,472.18                           18,311.05
 1991................                                           12,131.59                           24,168.23
 1992................                                           12,855.14                           26,745.03
 1993................                                           13,900.77                           30,355.70
 1994................                                           13,875.60                           28,876.96
 1995................                                           18,753.60                           37,803.00
 1996................                                           22,712.36                           45,414.53
 1997................               $ 11,889.47                 29,664.43                           57,355.39
 1998................                 16,221.24  $ 9,415.62     37,724.13   $ 9,923.82 $ 9,954.08   72,323.47   $ 9,910.68
 1999................                 36,511.22    9,155.57     45,235.20    12,221.45  12,043.13   84,289.08    11,498.49
 2000................   $ 6,791.59    24,423.87   10,060.36     40,694.18    10,311.39  11,434.41   77,795.20    14,548.26
 2001................     4,627.48    14,781.22   10,583.92     34,674.07     7,887.26  11,291.99   63,570.97    13,998.81
                                                               SURRENDER VALUE(1)
                       ---------------------------------------------------------------------------------------------------
                                                  AMERICAN
                       LORD ABBETT   AMERICAN      FUNDS     AMERICAN FUNDS               VIP        HARRIS
                           BOND        FUNDS      GROWTH-     GLOBAL SMALL     VIP      EQUITY-   OAKMARK LARGE   JANUS
                       DEBENTURE(9)   GROWTH       INCOME    CAPITALIZATION  OVERSEAS    INCOME     CAP VALUE     GROWTH
                       ------------ ----------- ------------ -------------- ---------- ---------- ------------- ----------
 As of December 31:
 1983................
 1984................               $  9,393.12  $10,048.16
 1985................                 11,098.02   13,577.58
 1986................                 14,245.21   16,381.18                            $ 9,305.15
 1987................                 15,158.55   16,170.15                 $ 8,771.28   9,091.03
 1988................                 17,101.06   18,203.84                   9,372.22  11,031.48
 1989................                 22,114.42   22,514.38                  11,704.96  12,804.10
 1990................                 20,788.33   21,550.33                  11,380.07  10,718.58
 1991................                 27,291.32   26,328.22                  12,154.15  13,936.47
 1992................                 29,917.72   28,111.18                  10,726.94  16,115.97
 1993................                 34,435.78   31,230.45                  14,575.67  18,867.86
 1994................                 34,247.93   31,539.47                  14,669.53  20,086.86
 1995................                 44,766.59   41,139.34                  15,990.34  26,988.81
 1996................   $10,504.48    49,776.99   47,905.89                  17,993.85  30,672.47
 1997................    11,983.58    63,552.96   59,155.82                  19,953.79  38,737.01
 1998................    12,562.53    84,557.97   68,720.47    $ 9,524.68    22,167.18  42,629.76  $ 9,228.78
 1999................    12,819.66   130,848.72   75,172.79     18,223.95    31,162.75  44,690.45    8,475.21
 2000................    12,749.60   134,510.18   79,834.77     14,828.47    24,839.73  47,775.62    9,403.62
 2001................    13,080.43   108,300.86   80,539.22     12,747.45    19,288.43  44,763.08   10,994.79   $ 7,276.16
                                                               SURRENDER VALUE(1)
                       ---------------------------------------------------------------------------------------------------
                                     FRANKLIN
                         METLIFE     TEMPLETON  STATE STREET     PIMCO         MFS                     MFS
                         MID CAP     SMALL CAP    RESEARCH       TOTAL       MID CAP     PIMCO       RESEARCH
                       STOCK INDEX    GROWTH       AURORA        RETURN       GROWTH   INNOVATION INTERNATIONAL
                       ------------ ----------- ------------ -------------- ---------- ---------- -------------
 As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................
 1988................
 1989................
 1990................
 1991................
 1992................
 1993................
 1994................
 1995................
 1996................
 1997................
 1998................
 1999................
 2000................   $ 9,831.40               $11,387.70
 2001................     9,574.52  $  8,265.23   13,068.27    $ 9,979.88   $ 8,395.63 $ 6,804.46  $ 8,430.94

                                                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                       ---------------------------------------------------------------------------------------------------
                         STATE     STATE      SALOMON
                        STREET    STREET     BROTHERS     SALOMON      MFS
                       RESEARCH  RESEARCH    STRATEGIC    BROTHERS    TOTAL                   ALGER                 DAVIS
                         MONEY     BOND        BOND         U.S.      RETURN                 EQUITY      ZENITH    VENTURE
                       MARKET(2) INCOME(2) OPPORTUNITIES GOVERNMENT SERIES(3)   BALANCED     GROWTH     EQUITY(4)   VALUE
                       --------- --------- ------------- ---------- ---------- ---------- ------------- ---------  -------
As of December 31:
 1983................     2.59%     3.39%                                                                   4.70%
 1984................     8.94     10.78                                                                   -2.23
 1985................     6.54     16.89                                                                   65.49
 1986................     5.12     13.07                                                                   92.42
 1987................     4.85      0.69                               -1.55%                              50.58
 1988................     5.84      6.71                                7.69                              -10.08
 1989................     7.57     10.61                               17.18                               28.95
 1990................     6.53      6.46                                1.57                               -4.83
 1991................     4.60     16.21                               18.30                               51.86
 1992................     2.22      6.59                                5.05                               -7.35
 1993................     1.41     10.97                                8.97                               13.39
 1994................     2.40     -4.77       -1.61%        0.38%     -2.62      -0.32%      -3.05%       -8.34    -3.71%
 1995................     4.11     19.45       17.47        13.18      29.30      22.81       46.40        36.15    37.10
 1996................     3.54      3.09       12.55         1.65      13.32      15.08       11.43        19.40    23.90
 1997................     3.77      9.30        9.35         6.75      24.72      14.40       23.75        21.80    31.52
 1998................     3.70      7.49        0.45         5.92      17.95       7.45       45.62        32.28    12.73
 1999................     3.41     -1.88       -0.13        -1.40       8.41      -6.51       32.21        14.13    15.81
 2000................     4.66      6.61        5.57         8.74      -4.75      -3.41      -14.91        -5.94     7.92
 2001................     2.42      7.26        5.18         5.08      -5.18      -5.93      -13.31       -17.57   -12.45
Cumulative Return....   127.26    306.97       58.46        47.12     251.16      47.11      177.96     1,735.77   165.33
Annual Effective Rate
 of Return...........     4.58      7.96        6.64         5.54       8.94       5.54       15.34        17.20    14.59
                                                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                       ---------------------------------------------------------------------------------------------------
                        HARRIS                                                  METLIFE
                        OAKMARK   LOOMIS                    MFS         FI       STOCK       PUTNAM      PUTNAM
                        FOCUSED   SAYLES   MFS INVESTORS  RESEARCH  STRUCTURED   INDEX-   INTERNATIONAL LARGE CAP   JANUS
                         VALUE   SMALL CAP     TRUST      MANAGERS  EQUITY(5)  CLASS A(6)   STOCK(7)     GROWTH    MID CAP
                       --------- --------- ------------- ---------- ---------- ---------- ------------- ---------  -------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................                                                            -12.99%
 1988................                                                             14.41
 1989................                                                             28.06
 1990................                                                             -5.67
 1991................                                                             28.41
 1992................                                                              5.65
 1993................    13.70%                                        13.21%      8.06
 1994................    -1.88     -4.09%                              -2.80      -0.41        2.38%
 1995................    28.29     26.75                               34.31      34.88        4.50
 1996................    15.80     28.64                               16.28      20.67        4.95
 1997................    15.54     22.94                               31.47      30.59       -2.88                 26.55%
 1998................    -6.86     -3.15                               22.64      26.13        5.55                 34.70
 1999................    -1.15     29.77        1.92%       18.72%      7.78      18.70       22.65                119.03
 2000................    18.63      3.72       -1.77        -5.15      -6.51     -10.31      -11.61       -27.65%  -32.37
 2001................    25.90    -10.17      -17.33       -22.25     -15.18     -13.47      -21.91       -32.10   -38.88
Cumulative Return....   163.34    125.11      -17.23       -12.45     136.80     333.61       -2.57       -50.87    54.31
Annual Effective Rate
 of Return...........    11.82     11.17       -6.84        -4.86      10.46      10.52       -0.36       -34.69     9.40

                                             ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                         --------------------------------------------------------------------------------------
                          LEHMAN                                      STATE    NEUBERGER
                         BROTHERS                  MORGAN             STREET    BERMAN
                         AGGREGATE MET LIFE STOCK STANLEY  RUSSELL   RESEARCH  PARTNERS  LORD ABBETT  AMERICAN
                           BOND        INDEX-       EAFE    2000    INVESTMENT  MID CAP      BOND       FUNDS
                           INDEX     CLASS B(8)    INDEX    INDEX     TRUST      VALUE   DEBENTURE(9)  GROWTH
                         --------- -------------- -------- -------  ---------- --------- ------------ ---------
As of December 31:
 1983..................                                                -3.49%
 1984..................                                                -1.38                             0.03%
 1985..................                                                32.31                            17.54
 1986..................                                                 8.29                            27.69
 1987..................                                                 5.29                             5.90
 1988..................                                                 8.62                            12.26
 1989..................                                                29.87                            28.52
 1990..................                  0.82%                         -7.02                            -6.32
 1991..................                 27.41                          30.75                            30.64
 1992..................                  5.45                           9.65                             8.61
 1993..................                  7.61                          12.47                            14.04
 1994..................                 -0.65                          -4.87                            -1.44
 1995..................                 34.47                          30.89                            30.69
 1996..................                 20.52                          20.13                11.78%      11.19
 1997..................                 29.88                          26.28                13.51       27.66
 1998..................     0.03%       26.08        5.43%   5.75%     26.09      5.29%      4.33       33.04
 1999..................    -3.22        18.81       22.56   20.41      16.54     15.47       1.56       54.73
 2000..................     9.36       -10.84      -16.03   -5.50      -7.70     25.92      -1.01        2.80
 2001..................     4.71       -14.79      -23.86   -1.71     -18.28     -4.23       2.11      -19.48
Cumulative Return......    10.85       246.94      -17.38   18.27     535.86     46.61      35.90      983.26
Annual Effective Rate
 of Return.............     3.40        11.25       -6.01    5.59      10.52     13.22       5.56       14.29
                                                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                         -----------------------------------------------------------------------------------------------
                         AMERICAN     AMERICAN                        HARRIS                          FRANKLIN   STATE
                           FUNDS       FUNDS                 VIP     OAKMARK               METLIFE    TEMPLETON  STREET
                          GROWTH-   GLOBAL SMALL    VIP    EQUITY-  LARGE CAP    JANUS     MID CAP    SMALL CAP RESEARCH
                          INCOME   CAPITALIZATION OVERSEAS INCOME     VALUE     GROWTH   STOCK INDEX   GROWTH    AURORA
                         --------- -------------- -------- -------  ---------- --------- ------------ --------- --------
As of December 31:
 1983..................
 1984..................     6.99%
 1985..................    34.40
 1986..................    19.66                            -1.11%
 1987..................    -1.44                    -6.55%  -2.76
 1988..................    12.03                     6.32   20.76
 1989..................    22.85                    24.23   15.51
 1990..................    -4.55                    -3.23  -16.67
 1991..................    21.58                     6.28   29.40
 1992..................     5.79                   -12.13   15.10
 1993..................    10.08                    35.16   16.53
 1994..................     0.08                     0.18    5.48
 1995..................    30.41                     7.99   33.13
 1996..................    16.44                    11.49   12.62
 1997..................    23.47                     9.88   26.29
 1998..................    16.16         1.38%      11.08   10.05      -1.95%
 1999..................     9.39        87.85       40.53    4.83      -8.60
 2000..................     6.20       -17.97      -20.27    6.90      10.43                 4.56%               21.09%
 2001..................     0.88       -14.42      -22.32   -6.30      16.37    -22.50%     -3.07      -12.00%   14.20
Cumulative Return......   705.64        33.69       93.16  347.68      15.15    -22.50       1.34      -12.00    38.27
Annual Effective Rate
 of Return.............    12.41         8.24        4.51   10.39       4.68    -31.71       0.95      -17.41    25.71

                                             ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                          --------------------------------------------------------------------------------------
                                                                                             LEHMAN
                                                                                          INTERMEDIATE
                                                                                          GOVERNMENT/
                          PIMCO    MFS                              DOW JONES   S&P 500      CREDIT    CONSUMER
                          TOTAL  MID CAP    PIMCO    MFS RESEARCH  INDUSTRIAL    STOCK        BOND       PRICE
                          RETURN GROWTH   INNOVATION INTERNATIONAL AVERAGE(10) INDEX(11)   INDEX(12)   INDEX(13)
                          ------ -------  ---------- ------------- ----------- ---------  ------------ ---------
As of December 31:
 1983...................                                                5.11%      1.79%       4.51%      1.07%
 1984...................                                                1.35       6.27       14.37       3.95
 1985...................                                               33.62      31.73       18.06       3.77
 1986...................                                               27.25      18.66       13.13       1.13
 1987...................                                                5.55       5.25        3.66       4.41
 1988...................                                               16.21      16.61        6.67       4.42
 1989...................                                               32.24      31.69       12.77       4.65
 1990...................                                               -0.54      -3.10        9.16       6.11
 1991...................                                               24.25      30.47       14.62       3.06
 1992...................                                                7.40       7.62        7.17       2.90
 1993...................                                               16.97      10.08        8.79       2.75
 1994...................                                                5.02       1.32       -1.93       2.67
 1995...................                                               36.94      37.58       15.33       2.54
 1996...................                                               28.91      22.96        4.05       3.32
 1997...................                                               24.91      33.36        7.87       1.83
 1998...................                                               18.14      28.52        8.44       1.61
 1999...................                                               27.21      21.04       -2.15       2.68
 2000...................                                               -4.51      -9.11       10.12       3.39
 2001...................   6.27% -10.56%    -27.46%     -10.19%        -5.41     -11.88        8.96       1.72
Cumulative Return.......   6.27  -10.56     -27.46      -10.19      1,332.17   1,063.76      381.46      77.42
Annual Effective Rate of
 Return.................   7.54  -12.50     -31.90      -12.06         15.63      14.32        8.95       3.18



                                           ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                          ---------------------------------------------------------------------------------
                            STATE     STATE      SALOMON
                           STREET    STREET     BROTHERS     SALOMON      MFS
                          RESEARCH  RESEARCH    STRATEGIC    BROTHERS    TOTAL            ALGER    ZENITH
                            MONEY     BOND        BOND         U.S.     RETURN            EQUITY   EQUITY
                          MARKET(2) INCOME(2) OPPORTUNITIES GOVERNMENT SERIES(3) BALANCED GROWTH  SERIES(4)
                          --------- --------- ------------- ---------- --------- -------- ------  ---------
As of December 31:
 1983...................    -3.52%    -2.75%                                                         -1.52%
 1984...................     9.47     11.32                                                          -1.76
 1985...................     7.05     17.46                                                          66.75
 1986...................     5.62     13.61                                                          97.06
 1987...................     5.35      1.17                              -7.51%                      51.87
 1988...................     6.34      7.22                               8.23                      -10.24
 1989...................     8.08     11.13                              17.77                       29.49
 1990...................     7.03      6.95                               2.05                       -4.90
 1991...................     5.57     17.29                              18.89                       52.65
 1992...................     3.16      7.57                               5.55                       -7.29
 1993...................     2.34     11.99                               9.49                       14.42
 1994...................     2.41     -4.77       -7.42%      -5.54%     -2.17    -6.20%   -8.77%    -8.34
 1995...................     4.12     19.46       18.04       13.73      30.53    23.41    47.13     36.15
 1996...................     3.55      3.09       13.09        2.14      14.37    15.63    11.96     19.41
 1997...................     3.77      9.30        9.87        7.26      25.88    14.95    24.88     21.80
 1998...................     3.70      7.49        0.93        6.42      17.96     7.96    47.57     32.28
 1999...................     3.41     -1.89        0.34       -0.94       8.41    -6.07    33.15     14.14
 2000...................     4.66      6.62        6.06        9.25      -4.75    -2.96   -15.23     -5.94
 2001...................     2.42      7.26        5.67        5.57      -5.18    -5.50   -13.49    -17.57
Cumulative Return.......   127.16    306.87       54.13       43.10     250.96    43.09   170.41  1,735.67
Annual Effective Rate of
 Return.................     4.58      7.96        6.22        5.13       8.94     5.13    14.89     17.20

                                                ANNUAL PERCENTAGE CHARGE IN SURRENDER VALUE(1)
                         -----------------------------------------------------------------------------------------------
                                  HARRIS                                               METLIFE
                          DAVIS   OAKMARK   LOOMIS      MFS      MFS                    STOCK       PUTNAM      PUTNAM
                         VENTURE  FOCUSED   SAYLES   INVESTORS RESEARCH FI STRUCTURED   INDEX-   INTERNATIONAL LARGE CAP
                          VALUE    VALUE   SMALL CAP   TRUST   MANAGERS   EQUITY(5)   CLASS A(6)   STOCK(7)     GROWTH
                         -------  -------  --------- --------- -------- ------------- ---------- ------------- ---------
As of December 31:
 1983..................
 1984..................
 1985..................
 1986..................
 1987..................                                                                 -18.28%
 1988..................                                                                  14.99
 1989..................                                                                  28.73
 1990..................                                                                  -5.23
 1991..................                                                                  29.07
 1992..................                                                                   6.15
 1993..................             6.85%                                    6.39%        8.57
 1994..................   -9.39%   -1.41     -9.88%                         -2.34         0.05       -3.66%
 1995..................   37.78    28.96     27.41                          35.02        36.17        5.00
 1996..................   24.57    16.37     29.29                          16.85        21.79        5.45
 1997..................   33.15    16.10     23.99                          32.83        31.80       -2.43
 1998..................   13.22    -6.43     -3.04                          23.49        26.15        6.05
 1999..................   16.35    -0.69     30.80     -4.24%    11.57%      8.01        18.70       23.24
 2000..................    8.15    19.21      3.90     -1.31     -4.71      -6.54       -10.31      -11.20      -32.08%
 2001..................  -12.51    27.09     -9.76    -16.97    -21.92     -14.41       -13.47      -21.56      -31.86
Cumulative Return......  158.12   158.40    118.86    -21.53    -16.98     132.34       333.41       -5.25      -53.73
Annual Effective Rate
 of Return.............   14.15    11.57     10.76     -8.69     -6.74      10.21        10.51       -0.75      -36.99



                                              ANNUAL PERCENTAGE CHARGE IN SURRENDER VALUE(1)
                          -----------------------------------------------------------------------------------------
                                    LEHMAN                                 STATE    NEUBERGER
                                   BROTHERS   MET LIFE  MORGAN             STREET    BERMAN
                                   AGGREGATE   STOCK    STANLEY  RUSSELL  RESEARCH  PARTNERS  LORD ABBETT  AMERICAN
                           JANUS     BOND      INDEX-    EAFE     2000   INVESTMENT  MID CAP      BOND      FUNDS
                          MID CAP    INDEX   CLASS B(8)  INDEX    INDEX    TRUST      VALUE   DEBENTURE(9)  GROWTH
                          -------  --------- ---------- -------  ------- ---------- --------- ------------ --------
As of December 31:
 1983...................                                                    -9.28%
 1984...................                                                    -0.91                            -6.07%
 1985...................                                                    33.00                            18.15
 1986...................                                                     8.81                            28.36
 1987...................                                                      5.8                             6.41
 1988...................                                                     9.14                            12.81
 1989...................                                                     30.5                            29.32
 1990...................                        -5.28%                      -6.59                            -6.00
 1991...................                        28.08                       31.99                            31.28
 1992...................                         5.96                       10.66                             9.62
 1993...................                         8.13                        13.5                             15.1
 1994...................                        -0.18                       -4.87                            -0.55
 1995...................                        35.16                       30.91                            30.71
 1996...................                        21.11                       20.13                 5.04%      11.19
 1997...................   18.89%               30.61                       26.29                14.08       27.68
 1998...................   36.43     -5.84%     27.17    -0.76%   -0.46%     26.1     -0.89%      4.83       33.05
 1999...................  125.08     -2.76      19.91    23.15    20.99     16.54     16.02       2.05       54.74
 2000...................  -33.11      9.88     -10.04   -15.63    -5.05      -7.7     26.52      -0.55         2.8
 2001...................  -39.48      5.20     -14.79   -23.51    -1.25    -18.28     -3.78       2.59      -19.49
Cumulative Return.......   47.81      5.84     246.74   -21.13    12.92    535.71     39.99      30.80      983.01
Annual Effective Rate of
 Return.................    8.43      1.86      11.24    -7.41     4.02     10.51     11.53       4.85       14.29

                                                ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                    -------------------------------------------------------------------------------------------------------
                                                                       HARRIS                            FRANKLIN   STATE
                    AMERICAN    AMERICAN                    VIP        OAKMARK                METLIFE    TEMPLETON  STREET
                    GROWTH-   GLOBAL SMALL     VIP        EQUITY-     LARGE CAP    JANUS      MID CAP    SMALL CAP RESEARCH
                     INCOME  CAPITALIZATION  OVERSEAS     INCOME        VALUE     GROWTH    STOCK INDEX   GROWTH    AURORA
                    -------- -------------- ---------- ------------- ----------- ---------  ------------ --------- --------
As of December 31:
 1983............
 1984............      0.48%
 1985............     35.13
 1986............     20.65                                -6.95%
 1987............     -1.29                   -12.29%      -2.30
 1988............     12.58                     6.85       21.34
 1989............     23.68                    24.89       16.07
 1990............     -4.28                    -2.78      -16.29
 1991............     22.17                     6.80       30.02
 1992............      6.77                   -11.74       15.64
 1993............      11.1                    35.88       17.08
 1994............      0.99                     0.64        6.46
 1995............     30.44                     9.00       34.36
 1996............     16.45                    12.53       13.65
 1997............     23.48                    10.89       26.29
 1998............     16.17       -4.75%       11.09       10.05         -7.71%
 1999............      9.39       91.33        40.58        4.83         -8.17
 2000............       6.2      -18.63       -20.29        6.90         10.95                  -1.69%              13.88%
 2001............      0.88      -14.03       -22.35       -6.31         16.92     -27.24%      -2.61     -17.35%   14.76
Cumulative
 Return..........    705.39       27.47        92.88      347.63          9.95     -27.24       -4.25     -17.35    30.68
Annual Effective
 Rate of Return..     12.41        6.84         4.50       10.39          3.12     -37.85       -3.02     -24.80    20.80
                                           ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                    ----------------------------------------------------------------------------------------------
                                                                                               LEHMAN
                                                                                            INTERMEDIATE
                                                                                            GOVERNMENT/
                     PIMCO                                            DOW JONES   S&P 500      CREDIT    CONSUMER
                     TOTAL        MFS         PIMCO    MFS RESEARCH  INDUSTRIAL    STOCK        BOND       PRICE
                     RETURN  MID CAP GROWTH INNOVATION INTERNATIONAL AVERAGE(10) INDEX(11)   INDEX(12)   INDEX(13)
                    -------- -------------- ---------- ------------- ----------- ---------  ------------ ---------
As of December 31:
 1983............                                                         5.11%      1.79%       4.51%      1.07%
 1984............                                                         1.35       6.27       14.37       3.95
 1985............                                                        33.62      31.73       18.06       3.77
 1986............                                                        27.25      18.66       13.13       1.13
 1987............                                                         5.55       5.25        3.66       4.41
 1988............                                                        16.21      16.61        6.67       4.42
 1989............                                                        32.24      31.69       12.77       4.65
 1990............                                                        -0.54      -3.10        9.16       6.11
 1991............                                                        24.25      30.47       14.62       3.06
 1992............                                                         7.40       7.62        7.17       2.90
 1993............                                                        16.97      10.08        8.79       2.75
 1994............                                                         5.02       1.32       -1.93       2.67
 1995............                                                        36.94      37.58       15.35       2.54
 1996............                                                        28.91      22.96        4.05       3.32
 1997............                                                        24.91      33.36        7.87       1.83
 1998............                                                        18.14      28.52        8.44       1.61
 1999............                                                        27.21      21.04       -2.15       2.68
 2000............                                                        -4.51      -9.11       10.12       3.39
 2001............     -0.20%     -16.04%      -31.96%     -15.69%        -5.41     -11.88        8.96       1.72
Cumulative
 Return..........     -0.20      -16.04       -31.96      -15.69      1,332.17   1,063.76      381.46      77.42
Annual Effective
 Rate of Return..     -0.24      -18.88       -36.92      -18.47         15.63      14.32        8.95       3.18

--------
NOTES:

(1) The Contract Value, Surrender Value and Annual Percentage Change figures assume reinvestment of dividends and capital gain distributions. The Contract Value figures are net of all deductions and expenses except premium tax. Each Surrender Value shown equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge. (See "Administration Charges, Contingent Deferred Sales and Other Deductions.") 1983 figures for the Zenith Equity, State Street Research Bond Income and State Street Research Money Market Series are from September 1 through December 31, 1983. The 1987 figure for the MFS Total Return Series is from May 1, 1987 through December 31, 1987. The 1993 figures for the Harris Oakmark Focused Value and FI Structured Equity Series are from May 1, 1993 through December 31, 1993. The 1994 figure for the Loomis Sayles Small Cap Series is from May 2, 1994 through December 31, 1994. 1999 figures for the MFS Investors Trust and MFS Research Managers Series are from May 1 to December 31, 1999. The 2000 figures for MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios are from August 1, 2000 through December 31, 2000. The 2001 figures for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios are from May 1, 2001 through December 31, 2001. The 1994 figures for the Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, Balanced, Alger Equity Growth and Davis Venture Value Series are from November 1, 1994 through December 31, 1994. The 1994 figure for the Putnam International Portfolio is from November 1, 1994 through December 31, 1994 (see footnote 7 for more information). 2000 figures for the Putnam Large Cap Growth Portfolio are from May 1, 2000 through December 31, 2000. The 1997 figure for the Janus Mid Cap Portfolio is from March 3, 1997 through December 31, 1997. The 1998 figures for the Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Neuberger Berman Partners Mid Cap Value and Harris Oakmark Large Cap Value Portfolios are from December 1, 1998 through December 31, 1998. The 1990 figure for the MetLife Stock Index Portfolio is from May 1, 1990 through December 31, 1990. The 1987 figure for the MetLife Stock Index Portfolio--Class A, is from May 1, 1987, through December 31, 1987 (see footnote 6 for more information). The 1983 figures for the State Street Research Investment Trust are from July 1, 1983 to December 31, 1983. The 1996 figures for the Lord Abbett Bond Debenture Portfolio are from May 1, 1996 to December 31, 1996. The 2001 figures for PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios are from March 1, 2001 through December 31, 2001. The 1984 figures for the American Funds Growth-Income Fund and the American Funds Growth Fund are from March 1, 1984 to December 31, 1984. The 1998 figures for the American Global Funds Small Capitalization Fund are from May 1, 1998 to December 31, 1998. The 1986 figure for the VIP Equity-Income Portfolio is from November 1, 1986 through December 31, 1986; the 1987 figure for the VIP Overseas Portfolio is from February 1, 1987 through December 31, 1987.


(2) State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.


(3) The MFS Total Return Series is only available through Contracts purchased prior to May 1, 1995. Massachusetts Financial Services Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.




(4) Effective May 1, 2002, the Zenith Equity Series changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. In addition, Capital Growth Management Limited Partnership ("CGM") ceased to be the subadviser to the Zenith Equity Series on May 1, 2002. Performance shown for periods prior to May 1, 2002 reflects only CGM's management and Zenith Equity Series' prior investment objectives and policies.


(5) Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.


(6) On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio--Class A is only available through Contracts purchased prior to May 1, 1995.


(7) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.

(8) The MetLife Stock Index Portfolio--Class B is only available through Contracts purchased after May 1, 1995.


(9) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.


(10) The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.


(11) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.


(12) The Lehman Intermediate Government/Credit Bond Index is a subset of the Lehman Government/ Credit Bond Index covering all issues with maturities between 1 and 10 years which is comprised of taxable, publicly issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman Index that is comprised of taxable, fixed rate publicly issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.


(13) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.






  As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. The Examples which follow illustrate this for the one, three, five and ten year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Experience Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.


  Set forth on the following pages are illustrations of the Percentage Change in Unit Value information and Annual Effective Rate of Return information discussed above that may appear in the Variable Account's Annual Report and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.


  We may also show daily unit values for each Sub-Account in advertising and sales literature, including our website.


             STATE STREET RESEARCH MONEY MARKET SUB-ACCOUNT**



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
18 years, 4 months ended December 31,
 2001.................................  135.3%    4.8%     1.000000   2.353490
10 years ended December 31, 2001......   38.7%    3.3%     1.697425   2.353490
5 years ended December 31, 2001.......   20.1%    3.7%     1.959126   2.353490
3 years ended December 31, 2001.......   11.3%    3.6%     2.114493   2.353490
1 year ended December 31, 2001........    2.6%    2.6%     2.294889   2.353490

--------

                STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
18 years, 4 months ended December 31,
 2001.................................  314.9%    8.1%     1.000000   4.148726
10 years ended December 31, 2001......   84.7%    6.3%     2.246568   4.148726
5 years ended December 31, 2001.......   32.4%    5.8%     3.134109   4.148726
3 years ended December 31, 2001.......   12.5%    4.0%     3.688741   4.148726
1 year ended December 31, 2001........    7.3%    7.3%     3.865022   4.148726


        SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT




    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
7 years, 2 months ended December 31,
 2001.................................   60.9%      6.9%   1.000000   1.609033
5 years ended December 31, 2001.......   23.1%      4.2%   1.307292   1.609033
3 years ended December 31, 2001.......   11.6%      3.7%   1.442191   1.609033
1 year ended December 31, 2001........    5.4%      5.4%   1.526867   1.609033


               SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT




    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
7 years, 2 months ended December 31,
 2001.................................   49.6%      5.8%   1.000000   1.495769
5 years ended December 31, 2001.......   28.8%      5.2%   1.160957   1.495769
3 years ended December 31, 2001.......   13.4%      4.3%   1.318989   1.495769
1 year ended December 31, 2001........    5.3%      5.3%   1.420573   1.495769


                     MFS TOTAL RETURN SUB-ACCOUNT***




    PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
14 years, 8 months ended December 31,
 2001.................................  259.6%     9.1%    1.000000   3.595701
10 years ended December 31, 2001......  138.4%     9.1%    1.508379   3.595701
5 years ended December 31, 2001.......   44.7%     7.7%    2.485306   3.595701
3 years ended December 31, 2001.......   -1.9%    -0.6%    3.663526   3.595701
1 year ended December 31, 2001........   -5.1%    -5.1%    3.789036   3.595701



--------


* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.
** State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

*** This Sub-Account is only available through Contracts purchased prior to May 1, 1995. Massachusetts Financial Services Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

                           BALANCED SUB-ACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
7 years, 2 months ended December 31,
 2001.................................   49.2%     5.7%    1.000000   1.492281
5 years ended December 31, 2001.......    5.4%     1.1%    1.415482   1.492281
3 years ended December 31, 2001.......  -14.6%    -5.1%    1.746518   1.492281
1 year ended December 31, 2001........   -5.7%    -5.7%    1.583103   1.492281


                        ALGER EQUITY GROWTH SUB-ACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
7 years, 2 months ended December 31,
 2001.................................   176.7%   15.2%    1.000000   2.767486
5 years ended December 31, 2001.......    76.8%   12.1%    1.565675   2.767486
3 years ended December 31, 2001.......    -2.2%   -0.7%    2.829403   2.767486
1 year ended December 31, 2001........   -13.2%  -13.2%    3.188694   2.767486

                          ZENITH EQUITY SUB-ACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
18 years, 4 months ended December 31,
 2001................................. 1,825.7%   17.5%    1.000000  19.257391
10 years ended December 31, 2001......   123.7%    8.4%    8.607664  19.257391
5 years ended December 31, 2001.......    42.7%    7.4%   13.496435  19.257391
3 years ended December 31, 2001.......   -11.5%   -4.0%   21.752481  19.257391
1 year ended December 31, 2001........   -17.6%  -17.6%   23.359045  19.257391

                        DAVIS VENTURE VALUE SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
7 years, 2 months ended December 31,
 2001.................................   168.1%   14.7%    1.000000   2.681119
5 years ended December 31, 2001.......    63.2%   10.3%    1.642613   2.681119
3 years ended December 31, 2001.......     9.8%    3.2%    2.442138   2.681119
1 year ended December 31, 2001........   -12.3%  -12.3%    3.058670   2.681119

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

** Effective May 1, 2002, the Zenith Equity Series changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. In addition, Capital Growth Management Limited Partnership ("CGM") ceased to be the subadviser to the Zenith Equity Series on May 1, 2002. Performance shown for periods prior to May 1, 2002 reflects only CGM's management and Zenith Equity Series' prior investment objectives and policies.

                 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                             BEGINNING  END OF
                                          % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                          IN UNIT  EFFECTIVE   UNIT      UNIT
                                           VALUE     RATE      VALUE    VALUE
                                          -------- --------- --------- --------
8 years, 8 months ended December 31,
 2001....................................  167.3%    12.0%   1.000000  2.672703
5 years ended December 31, 2001..........   60.1%     9.9%   1.669358  2.672703
3 years ended December 31, 2001..........   48.3%    14.0%   1.802285  2.672703
1 year ended December 31, 2001...........   26.1%    26.1%   2.120229  2.672703


                      LOOMIS SAYLES SMALL CAP SUB-ACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
7 years, 8 months ended December 31,
 2001.................................  128.0%    11.3%    1.000000   2.279741
5 years ended December 31, 2001.......   45.0%     7.7%    1.571807   2.279741
3 years ended December 31, 2001.......   21.4%     6.7%    1.877786   2.279741
1 year ended December 31, 2001........  -10.1%   -10.1%    2.534666   2.279741

                        MFS INVESTORS TRUST SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
2 years, 8 months ended December 31,
 2001.................................  -16.7%    -6.6%    1.000000   0.832779
1 year ended December 31, 2001........  -17.1%   -17.1%    1.004142   0.832779

                       MFS RESEARCH MANAGERS SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
2 years, 8 months ended December 31,
 2001.................................  -12.0%    -4.7%    1.000000   0.880195
1 year ended December 31, 2001........  -22.0%   -22.0%    1.128742   0.880195

                      FI STRUCTURED EQUITY SUB-ACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
8 years, 8 months ended December 31,
 2001.................................  139.9%    10.6%    1.000000   2.399187
5 years ended December 31, 2001.......   38.6%     6.7%    1.730922   2.399187
3 years ended December 31, 2001.......  -14.3%    -5.0%    2.798615   2.399187
1 year ended December 31, 2001........  -15.1%   -15.1%    2.825493   2.399187

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

** Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

                 PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT**


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE  UNIT VALUE
                                       -------- --------- ---------- -----------
7 years, 2 months ended December 31,
 2001................................    -0.7%    -0.1%    1.000000   0.993001
5 years ended December 31, 2001......   -12.1%    -2.5%    1.129151   0.993001
3 years ended December 31, 2001......   -14.7%    -5.2%    1.163698   0.993001
1 year ended December 31, 2001.......   -21.7%   -21.7%    1.267610   0.993001

                      PUTNAM LARGE CAP GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- -----------
1 year, 8 months ended December 31,
 2001................................   -50.6%   -34.5%    1.000000   0.493718
1 year ended December 31, 2001.......   -31.8%   -31.8%    0.723482   0.493718

                           JANUS MID CAP SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- -----------
4 years, 10 months ended December 31,
 2001................................    55.2%     9.5%    1.000000   1.552375
3 years ended December 31, 2001......    -9.1%    -3.1%    1.708408   1.552375
1 year ended December 31, 2001.......   -38.8%   -38.8%    2.536363   1.552375

                LEHMAN BROTHERS AGGREGATE BOND INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- -----------
3 years, 1 month ended December 31,
 2001................................    13.1%     4.0%    1.000000   1.130647
3 years ended Decemer 31, 2001.......    11.8%     3.8%    1.011513   1.130647
1 year ended December 31, 2001.......     5.0%     5.0%    1.076929   1.130647

      METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B OF THE METLIFE STOCK INDEX
                                 PORTFOLIO)***

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- -----------
11 years, 8 months ended December 31,
 2001................................   252.8%    11.4%    1.000000   3.528064
10 years ended December 31, 2001.....   173.9%    10.6%    1.287875   3.528064
5 years ended December 31, 2001......    48.4%     8.2%    2.376846   3.528064
3 years ended December 31, 2001......    -9.5%    -3.3%    3.900149   3.528064
1 year ended December 31, 2001.......   -14.7%   -14.7%    4.137024   3.528064


--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.


*** The MetLife Stock Index Sub-Account--Class B is only available to contracts purchased after May 1, 1995.

      METLIFE STOCK INDEX SUB-ACCOUNT (CLASS A OF THE METLIFE STOCK INDEX
                               PORTFOLIO)**



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD    END OF
                                       IN UNIT  EFFECTIVE    UNIT      PERIOD
                                        VALUE     RATE      VALLUE   UNIT VALUE
                                       -------- --------- ---------- ----------
14 years, 8 months ended December 31,
 2001.................................  341.2%    10.6%    1.000000   4.412334
10 years ended December 31, 2001......  184.1%    11.0%    1.553102   4.412334
5 years ended December 31, 2001.......   52.3%     8.8%    2.897629   4.412334
3 years ended December 31, 2001.......   -7.7%    -2.6%    4.781003   4.412334
1 year ended December 31, 2001........  -13.4%   -13.4%    5.095712   4.412334

                     MORGAN STANLEY EAFE INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
3 years, 1 month ended December 31,
 2001.................................  -14.7%    -4.9%    1.000000   0.852904
3 years ended December 31, 2001.......  -20.9%    -7.5%    1.078738   0.852904
1 year ended December 31, 2001........  -23.6%   -23.6%    1.116174   0.852904

                        RUSSELL 2000 INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
3 years, 1 month ended December 31,
 2001.................................   18.6%     5.6%    1.000000   1.186357
3 years ended December 31, 2001.......   12.7%     4.1%    1.052437   1.186357
1 year ended December 31, 2001........   -1.4%    -1.4%    1.203775   1.186357

              STATE STREET RESEARCH INVESTMENT TRUST SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
18 years, 6 months ended December 31,
 2001.................................  552.6%    10.7%    1.000000   6.526184
10 years ended December 31, 2001......  160.0%    10.0%    2.509698   6.526184
5 years ended December 31, 2001.......   40.3%     7.0%    4.652728   6.526184
3 years ended December 31, 2001.......  -12.0%    -4.2%    7.415962   6.526184
1 year ended December 31, 2001........  -18.2%   -18.2%    7.982636   6.526184

--------
* Unit values do not reflect the impact of any Contigent Deferred Sales Charge, premium tax charge or the annual Administration Contract Charge.
** On April 27, 2001, the MetLife Stock Index Portfolio-Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio-Class A is only available through Contracts purchased prior to May 1, 1995.

              NEUBERGER BERMAN PARTNERS MID CAP VALUE SUB-ACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
3 years, 1 month ended December 31,
 2001.................................     50.3%   13.8%    1.000000   1.503118
3 years ended December 31, 2001.......     40.2%   11.9%    1.072047   1.503118
1 year ended December 31, 2001........     -4.0%   -4.0%    1.566169   1.503118

                     LORD ABBETT BOND DEBENTURE SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
5 years, 8 months ended December 31,
 2001.................................     37.5%    5.8%    1.000000   1.374719
5 years ended December 31, 2001.......     23.0%    4.2%    1.117841   1.374719
3 years ended December 31, 2001.......      3.3%    1.1%    1.330271   1.374719
1 year ended December 31, 2001........      2.3%    2.3%    1.343352   1.374719

                       AMERICAN FUNDS GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
17 years, 10 months ended December 31,
 2001.................................  1,007.8%   14.4%    1.000000  11.078413
10 years ended December 31, 2001......    288.2%   14.5%    2.853563  11.078413
5 years ended December 31, 2001.......    117.9%   16.9%    5.084032  11.078413
3 years ended December 31, 2001.......     28.2%    8.6%    8.643476  11.078413
1 year ended December 31, 2001........    -19.5%  -19.5%   13.755472  11.078413

                    AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
17 years, 10 months ended December 31,
 2001.................................    724.0%   12.5%    1.000000   8.240126
10 years ended December 31, 2001......    199.5%   11.6%    2.750910   8.240126
5 years ended December 31, 2001.......     68.5%   11.0%    4.891131   8.240126
3 years ended December 31, 2001.......     17.3%    5.5%    7.022691   8.240126
1 year ended December 31, 2001........      0.9%    0.9%    8.165027   8.240126

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

          AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT



       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*


                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
3 years, 8 months ended December 31,
 2001.................................    34.5%     8.4%    1.000000   1.345023
3 years ended December 31, 2001.......    32.7%     9.9%    1.013730   1.345023
1 year ended December 31, 2001........   -14.2%   -14.2%    1.568459   1.345023

                            VIP OVERSEAS SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
14 years, 11 months ended December 31,
 2001.................................    98.7%     4.7%    1.000000   1.987389
10 years ended December 31, 2001......    54.8%     4.5%    1.283814   1.987389
5 years ended December 31, 2001.......     6.9%     1.3%    1.858653   1.987389
3 years ended December 31, 2001.......   -12.7%    -4.4%    2.275536   1.987389
1 year ended December 31, 2001........   -22.2%   -22.2%    2.555523   1.987389

                         VIP EQUITY-INCOME SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
15 years, 2 months ended December 31,
 2001.................................   363.1%    10.6%    1.000000   4.630615
10 years ended December 31, 2001......   212.9%    12.1%    1.480005   4.630615
5 years ended December 31, 2001.......    46.5%     7.9%    3.161755   4.630615
3 years ended December 31, 2001.......     5.2%     1.7%    4.401039   4.630615
1 year ended December 31, 2001........    -6.2%    -6.2%    4.938689   4.630615

                            JANUS GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
8 months ended December 31, 2001......   -22.5%   -31.7%    1.000000   0.774950

                FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
8 months ended December 31, 2001......   -12.0%   -17.4%    1.000000   0.880003

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                  METLIFE MID CAP STOCK INDEX SUB-ACCOUNT


     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*



                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
1 year, 5 months ended December 31,
 2001..............................     3.1%     2.0%    1.000000    1.030603
1 year ended December 31, 2001.....    -2.8%    -2.8%    1.060181    1.030603

                    STATE STREET RESEARCH AURORA SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
1 year, 5 months ended December 31,
 2001..............................    40.1%    25.4%    1.000000    1.400918
1 year ended December 31, 2001.....    14.4%    14.4%    1.224163    1.400918

                         PIMCO TOTAL RETURN SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
10 months ended December 31, 2001..     7.3%     8.3%    1.000000    1.072606

                          PIMCO INNOVATION SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
10 months ended December 31, 2001..   -39.0%   -42.9%    1.000000    0.609654

                     MFS RESEARCH INTERNATIONAL SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
10 months ended December 31, 2001..   -15.2%   -17.0%    1.000000    0.848201

                         MFS MID CAP GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
10 months ended December 31, 2001..   -17.6%   -19.7%    1.000000    0.824101

                   HARRIS OAKMARK LARGE CAP VALUE SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                     % CHANGE  ANNUAL   BEGINNING
                                     IN UNIT  EFFECTIVE OF PERIOD  END OF PERIOD
                                      VALUE     RATE    UNIT VALUE  UNIT VALUE
                                     -------- --------- ---------- -------------
3 years, 1 month ended December 31,
 2001..............................    15.1%     4.6%    1.000000    1.150839
3 years ended December 31, 2001....    18.5%     5.8%    0.970871    1.150839
1 year ended December 31, 2001.....    16.7%    16.7%    0.986330    1.150839

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for the State Street Research Money Market Sub-account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-account value by the Sub-account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%) and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used. Based on our average contract size and surrenders, we have assumed the average per unit Administration Contract Charge to be 0.07%.


The current yield will be calculated according to the following formula:


                 Current Yield = ((NCF-ES)/UV) x (365/7)


Where:


NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.


ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.


The current yield for the State Street Research Money Market Sub-account for the 7-day period ended December 31, 2001 was 0.14%.


We may also quote the effective yield of the State Street Research Money Market Sub-account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF-ES)/UV))365/7-1


Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.


ES = per unit expenses of the hypothetical account for the 7-day period.


UV = the unit value for the first day of the 7-day period.


The effective yield for the State Street Research Money Market Sub-account for the 7-day period ended December 31, 2001 was 0.14%.


Because of the charges and deductions imposed under the Contract, the yield for the State Street Research Money Market Sub-account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the State Street Research Money Market Sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the sub-account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the State Street Research Money Market Sub-account may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS


From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-accounts (other than the State Street Research Money Market Sub-account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-account refers to income generated by the Sub-account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-account units less sub-account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then
(4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used. Based on average contract size and surrenders, we have assumed the average per unit Administration Contract Charge to be 0.07%.


The 30-day or one-month yield is calculated according to the following formula:


               Yield = 2 x ((((NI-ES)/(U x UV)) + 1)/6/-1)


Where:


NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-account's units.


ES = expenses of the Sub-account for the 30-day or one-month period.


U = the average number of units outstanding.


UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.


Because of the charges and deductions imposed under the Contracts, the yield for a Sub-account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.


                             NET INVESTMENT FACTOR

  The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

    (4) Finally,the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

  When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the payment option involves a life contingency. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments."

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract (at such time as immediate Contracts may be made available), are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

  The dollar amount of the initial payment will be at the basic payment level. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each Sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each Sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.


  An illustration of annuity income payments under various hypothetical and historical rates appear below. The monthly equivalents of the hypothetical annual net returns of -2.24%, 3.50%, 3.63%, 5.58% and 7.54% shown in the table at page II-40 are -.19%, .29%, .30%, .45% and .61%.


             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following table has been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The table illustrates how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, 5.87%, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, 5.87%, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.


  The table reflects an average daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .97% and the daily administrative charge which is equivalent to an annual charge of 0.40%. The average mortality and expense risk charge assumes that the contract value is allocated equally among all the sub-accounts. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an annual rate of .90% of the average daily net assets of the Eligible Funds (based on an average of all the Eligible Funds). Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than .90%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."


  The table shows both the gross rate and the net rate. The difference between gross and net rates represents the assumed 1.37% average for mortality and expense risk and administrative charges and the assumed .90% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.27%.


  The below table assumes that 100% of the Contract Value is allocated to a variable annuity income option and that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. We may illustrate other annuity options such as assuming that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration. The illustration assumes that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.


  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  The table shows the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)


 ANNUITANT:                    John Doe GROSS AMOUNT OF CONTRACT VALUE:   $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:               1/1/02
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly


FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED FOR AGE 65: $554.94.


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $526.37.


MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.


                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                  WITH AN ASSUMED RATE OF RETURN OF:
                            ----------------------------------------------
                      GROSS    0%     5.87%      6%       8%       10%
PAYMENT  CALENDAR     ----- ----------------- -------- -------- ----------
 YEAR      YEAR   AGE NET**  -2.24%   3.50%    3.63%    5.58%     7.54%
-------  -------- --- ----- ----------------- -------- -------- ----------
    1      2002    65       $ 526.37 $ 526.37 $ 526.37 $ 526.37 $   526.37
    2      2003    66         497.18   526.37   572.02   536.96     546.90
    3      2004    67         469.62   526.37   527.66   547.76     568.24
    4      2005    68         443.58   526.37   528.31   558.79     590.41
    5      2006    69         418.98   526.37   528.96   570.03     613.45
   10      2011    74         315.01   526.37   532.22   629.74     742.82
   15      2016    79         236.84   526.37   535.51   695.70     899.49
   20      2021    84         178.07   526.37   538.81   768.57   1,089.19


IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charges from the Gross Rates of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following table has been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.


  The table reflects the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of .40%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."


  The following table assumes that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the State Street Research Bond Income and State Street Research Money Market Series, and that the Annuitant's age had increased by the time the other Eligible Funds became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. The Company offers alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.


  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                    John Doe GROSS AMOUNT OF CONTRACT VALUE:   $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:               1/1/02
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly


FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 65: $554.94; FOR AGE 69: $609.12; AND FOR AGE 76: $729.04 .


ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:


                      STATE STREET STATE STREET    SALOMON
                        RESEARCH     RESEARCH     STRATEGIC    SALOMON     MFS              ALGER
PAYMENT  CALENDAR        MONEY         BOND         BOND         U.S.     TOTAL             EQUITY   ZENITH
 YEAR      YEAR   AGE    MARKET       INCOME    OPPORTUNITIES GOVERNMENT  RETURN  BALANCED  GROWTH  EQUITY**
-------  -------- --- ------------ ------------ ------------- ---------- -------- -------- -------- ---------
    1      1983    65   $526.37      $ 526.37                                                       $  526.37
    2      1984    66    533.81        538.01                                                          544.81
    3      1985    67    563.35        577.41                                                          516.16
    4      1986    68    581.37        653.65                                                          827.08
    5      1987    69    591.88        715.51                            $ 581.17                    1,539.04
    6      1988    70    601.02        697.50                              559.08                    2,240.24
    7      1989    71    615.93        720.44                              583.42                    1,947.57
    8      1990    72    641.48        771.22                              662.28                    2,427.58
    9      1991    73    661.53        794.55                              651.55                    2,233.37
   10      1992    74    669.77        893.41                              746.37                    3,278.24
   11      1993    75    662.61        921.16                              759.04                    2,935.43
   12      1994    76    650.39        988.82      $702.52     $702.52     800.60 $ 702.52 $ 702.52  3,217.07
   13      1995    77    644.61        910.90       687.24      701.15     754.69   696.28   677.19  2,850.00
   14      1996    78    649.50      1,052.40       782.09      768.78     944.33   828.29   959.90  3,750.00
   15      1997    79    650.75      1,049.21       852.37      756.96   1,035.24   922.91 1,035.34  4,327.04
   16      1998    80    653.43      1,109.04       902.49      782.67   1,248.96 1,022.09 1,239.85  5,093.12
   17      1999    81    655.66      1,152.78       877.81      802.82   1,424.55 1,063.04 1,746.60  6,510.28
   18      2000    82    656.03      1,093.74       848.83      766.59   1,493.30   962.02 2,233.18  7,180.21
   19      2001    83    664.22      1,127.45       867.47      807.08   1,375.27   899.42 1,837.35  6,525.66
   20      2002    84    658.15      1,169.28       883.24      821.07   1,290.96   819.15 1,540.72  5,197.88




                                HARRIS   LOOMIS                                                     FIDELITY PUTNAM
                       DAVIS   OAKMARK   SAYLES     MFS      MFS        FI       METLIFE   FIDELITY   VIP     LARGE   PUTNAM
PAYMENT  CALENDAR     VENTURE  FOCUSED   SMALL   INVESTORS RESEARCH STRUCTURED STOCK INDEX   VIP    EQUITY-    CAP     INTL.
 YEAR      YEAR   AGE  VALUE    VALUE     CAP      TRUST   MANAGERS   EQUITY   CLASS A***  OVERSEAS  INCOME  GROWTH  STOCK****
-------  -------- --- -------  -------   ------  --------- -------- ---------- ----------- -------- -------- ------  ---------
   1       1983    65
   2       1984    66
   3       1985    67
   4       1986    68                                                                               $ 566.44
   5       1987    69                                                           $ 581.17   $ 581.17   556.92
   6       1988    70                                                             494.13     526.30   524.84
   7       1989    71                                                             547.94     542.41   613.87
   8       1990    72                                                             679.82     652.95   686.68
   9       1991    73                                                             621.14     612.00   554.44
  10       1992    74                                                             772.28     630.03   694.67
  11       1993    75          $ 683.54                              $ 683.54     789.78     536.10   773.90
  12       1994    76 $ 702.52   759.47 $ 702.52                       756.18     826.03     701.91   872.67          $702.52
  13       1995    77   672.58   722.01   673.80                       712.14     796.21     680.65   890.67           715.11
  14       1996    78   893.01   897.17   827.59                       926.41   1,039.22     711.63 1,147.01           724.17
  15       1997    79 1,071.01 1,005.59 1,030.73                     1,042.68   1,212.93     767.85 1,249.28           736.22
  16       1998    80 1,362.91 1,124.61 1,226.71                     1,326.60   1,531.94     816.51 1,525.59           692.67
  17       1999    81 1,486.44 1,013.48 1,149.51  $799.62  $799.62   1,573.75   1,868.24     877.57 1,623.33           708.30
  18       2000    82 1,665.13   969.47 1,443.67   796.39   927.63   1,640.44   2,143.81   1,193.12 1,645.35 $818.27   841.36
  19       2001    83 1,737.75 1,112.89 1,448.32   758.00   852.05   1,483.08   1,858.64     919.93 1,700.36  578.49   720.18
  20       2002    84 1,471.74 1,355.44 1,258.61   607.38   641.96   1,216.73   1,554.96     691.22 1,540.38  381.42   545.06

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:


                                                                       STATE    NEUBERGER
                                          LEHMAN   MORGAN              STREET    BERMAN      LORD                  AMERICAN
                        JANUS   METLIFE  BROTHERS  STANLEY  RUSSELL   RESEARCH  PARTNERS    ABBETT                  FUNDS
PAYMENT  CALENDAR        MID     STOCK     AGG.     EAFE      2000   INVESTMENT  MID CAP     BOND      AMERICAN    GROWTH-
 YEAR      YEAR   AGE    CAP     INDEX     BOND     INDEX    INDEX     TRUST      VALUE   DEBENTURE  FUNDS GROWTH   INCOME
-------  -------- ---   -----   -------  --------  -------  -------  ---------- --------- ---------  ------------  --------
   1       1983    65                                                 $ 526.37
   2       1984    66                                                   500.29                         $ 539.05    $ 539.05
   3       1985    67                                                   478.28                           524.84      561.34
   4       1986    68                                                   613.00                           597.66      730.79
   5       1987    69                                                   642.72                           739.01      846.52
   6       1988    70                                                   655.01                           757.32      807.32
   7       1989    71                                                   688.72                           822.81      875.18
   8       1990    72           $ 629.52                                865.56                         1,023.32    1,040.39
   9       1991    73             620.20                                778.66                           927.51      960.74
  10       1992    74             765.45                                985.12                         1,172.11    1,129.94
  11       1993    75             781.65                              1,044.87                         1,231.12    1,156.07
  12       1994    76             814.49                              1,136.54                         1,357.87    1,230.81
  13       1995    77             783.50                              1,045.82                         1,294.16    1,191.28
  14       1996    78           1,019.85                              1,323.79             $ 741.35    1,635.51    1,502.41
  15       1997    79 $ 760.95  1,189.21                              1,537.41               809.79    1,757.94    1,691.24
  16       1998    80   935.76  1,494.06 $780.44   $780.44   $780.44  1,876.89  $ 780.44     890.47    2,169.59    2,018.79
  17       1999    81 1,220.57  1,821.63  785.49    837.69    817.27  2,287.54    832.50     899.61    2,789.99    2,266.83
  18       2000    82 2,587.40  2,092.61  736.72    994.46    953.26  2,576.74    931.24     884.73    4,172.34    2,396.79
  19       2001    83 1,691.45  1,803.62  780.61    809.06    872.55  2,298.41  1,135.23     847.97    4,144.47    2,460.09
  20       2002    84 1,000.24  1,486.12  791.83    597.32    830.85  1,815.51  1,052.69     838.43    3,225.01    2,398.76
            AMERICAN
             FUNDS
             GLOBAL
PAYMENT      SMALL
 YEAR    CAPITALIZATION
-------  --------------
   1
   2
   3
   4
   5
   6
   7
   8
   9
  10
  11
  12
  13
  14
  15
  16        $ 780.44
  17          773.02
  18        1,406.65
  19        1,116.40
  20          924.99

                       HARRIS            METLIFE  FRANKLIN   STATE
                       OAKMARK           MID CAP  TEMPLETON  STREET    PIMCO       MFS
PAYMENT  CALENDAR     LARGE CAP  JANUS    STOCK   SMALL CAP RESEARCH   TOTAL     MID CAP    PIMCO    MFS RESEARCH
 YEAR      YEAR   AGE   VALUE    GROWTH   INDEX    GROWTH    AURORA    RETURN    GROWTH   INNOVATION INTERNATIONAL
-------  -------- --- ---------  ------  -------  --------- --------   ------    -------  ---------- -------------
   1       1983    65
   2       1984    66
   3       1985    67
   4       1986    68
   5       1987    69
   6       1988    70
   7       1989    71
   8       1990    72
   9       1991    73
  10       1992    74
  11       1993    75
  12       1994    76
  13       1995    77
  14       1996    78
  15       1997    79
  16       1998    80  $780.44
  17       1999    81   753.93
  18       2000    82   668.03           $818.27            $ 818.27
  19       2001    83   714.94   $836.18  852.92   $836.18    984.85   $836.18   $836.18    $836.18     $836.18
  20       2002    84   805.97    633.21  801.09    719.05  1,088.93    875.45    686.30     605.57      712.82

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE, ADMINISTRATION ASSET CHARGE (1.35%, 1.60% for some sub-accounts), and MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year.) The following expenses are for the year ended December 31, 2001 after giving effect to any applicable current expense caps or deferrals: 1.00% Loomis Sayles Small Cap; .84% Alger Equity Growth; .75% Zenith Equity Series; ..87% Harris Oakmark Focused Value; .83% Davis Venture Value; .78% FI Structured Equity; .31% MetLife Stock Index-Class A; .83% Balanced; .63% MFS Total Return; .84% Salomon Strategic Bond Opportunities; .49% State Street Bond Income; .90% MFS Investors Trust and MFS Research Managers; .70% Salomon US Government; .42% State Street Research Money Market; 1.00% Morgan Stanley EAFE Index; .80% Russell 2000 Index; 1.16% Putnam International Stock; 1.00% Putnam Large Cap Growth; .99% Janus Mid Cap; .63% Lehman Brothers Aggregate Bond Index; .56% MetLife Stock Index; .78% State Street Research Investment Trust; 1.06% Neuberger Berman Partners Mid Cap Value; .95% Lord Abbett Bond Debenture; .63% American Funds Growth; .60% American Funds Growth-Income; and 1.08% American Funds Global Small Capitalization; .98% State Street Research Aurora; 1.01% Harris Oakmark Large Cap; 1.20% Janus Growth; .70% MetLife Mid Cap Stock Index; 1.30% Franklin Templeton Small Cap Growth; .90% PIMCO Total Return; 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research International. The following expenses are for the year ended December 31, 2001 and are unaffected by expense caps or deferrals: .92% Fidelity VIP Overseas; and .58% Fidelity VIP Equity-Income.

--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** Effective May 1, 2002, the Zenith Equity Series changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. In addition, Capital Growth Management Limited Partnership ("CGM") ceased to be the subadviser to the Zenith Equity Series on May 1, 2002. Performance shown for periods prior to May 1, 2002 reflects only CGM's management and Zenith Equity Series' prior investment objectives and policies.


*** On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio--Class A is only available through Contracts purchased prior to May 1, 1995.


**** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.



                                    EXPERTS

  The financial statements of The New England Variable Account of Metropolitan Life Insurance Company ("MetLife") and the consolidated financial statements of MetLife included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Christopher P. Nicholas, Associate General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

  The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.


  If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

                                   APPENDIX A

ABC and affiliates         Fortune                    Public Broadcasting
Atlanta Constitution       Fox Newtwork and           Service
Atlanta Journal            affiliates                 Quinn, Jane Bryant
Austin American            Fund Action                 (syndicated column)
Statesman                  Hartford Courant           Registered
Baltimore Sun              Houston Chronicle          Representative
Barron's                   INC                        Research Magazine
Bond Buyer                 Indianapolis Star          Resource
Boston Business Journal    Institutional Investor     Reuters
Boston Globe               Investment Dealers         Rukeyser's Business
Boston Herald              Digest                      (syndicated column)
Broker World               Investment Vision          Sacramento Bee
Business Radio Network     Investor's Daily           San Francisco Chronicle
Business Week              Journal of Commerce        San Francisco Examiner
CBS and affiliates         Kansas City Star           San Jose Mercury
CFO                        LA Times                   Seattle Post-
Changing Times             Leckey, Andrew             Intelligencer
Chicago Sun Times           (syndicated column)       Seattle Times
Chicago Tribune            Life Association News      Smart Money
Christian Science          Miami Herald               St. Louis Post Dispatch
Monitor                    Milwaukee Sentinel         St. Petersburg Times
Christian Science          Money                      Standard & Poor's
 Monitor News Service      Money Maker                Outlook
Cincinnati Enquirer        Money Management Letter    Standard & Poor's Stock
Cincinnati Post            Morningstar                Guide
CNBC                       National Public Radio      Stanger's Investment
CNN                        National Underwriter       Advisor
Columbus Dispatch          NBC and affiliates         Stockbroker's Register
Dallas Morning News        New England Business       Strategic Insight
Dallas Times-Herald        New England Cable News     Tampa Tribune
Denver Post                New Orleans Times-         Time
Des Moines Register        Picayune                   Tobias, Andrew
Detroit Free Press         New York Daily News         (syndicated column)
Donoghues Money Fund       New York Times             UPI
Report                     Newark Star Ledger         US News and World Report
Dorfman, Dan (syndicated   Newsday                    USA Today
column)                    Newsweek                   Value Line
Dow Jones News Service     Nightly Business Report    Wall St. Journal
Economist                  Orange County Register     Wall Street Letter
FACS of the Week           Orlando Sentinel           Wall Street Week
Financial News Network     Pension World              Washington Post
Financial Planning         Pensions and Investments   WBZ
Financial Services Week    Personal Investor          WBZ-TV
Financial World            Philadelphia Inquirer      WCVB-TV
Forbes                     Porter, Sylvia             WEEI
Fort Worth Star-Telegram   (syndicated column)        WHDH
                           Portland Oregonian         Worcester Telegram
                                                      Worth Magazine
                                                      WRKO

                         INDEPENDENT AUDITORS' REPORT

TO THE CONTRACT OWNERS OF THE NEW ENGLAND VARIABLE ACCOUNT OF METROPOLITAN LIFE INSURANCE COMPANY:

  We have audited the accompanying statement of assets and liabilities and the related statement of operations of The New England Variable Account (comprised of the following Sub-Accounts: Capital Growth, State Street Research Bond Income, State Street Research Money Market, MFS Total Return, Harris Oakmark Mid Cap Value, Westpeak Growth and Income, Loomis Sayles Small Cap, Salomon Brothers U.S. Government, Balanced, Alger Equity Growth, Davis Venture Value, Salomon Brothers Strategic Bond Opportunities, MFS Investors Trust, MFS Research Managers, Janus Mid Cap, Janus Growth, Putnam Large Cap Growth, Putnam International Stock, Russell 2000 Index, State Street Research Aurora Small Cap Value, State Street Research Investment Trust, MetLife Stock Index, MetLife Mid Cap Stock, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Neuberger Berman Partners Mid Cap Value, Franklin Templeton Small Cap Growth, Lord Abbett Bond Debenture, PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, American Funds Growth, American Funds Growth-Income, American Funds Global Small Capitalization, Fidelity VIP Equity-Income, and Fidelity VIP Overseas) of Metropolitan Life Insurance Company as of and for the year ended December 31, 2001, and the related statements of changes in net assets for each of the two years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position and the results of operations of the respective aforementioned Sub-Accounts comprising The New England Variable Account of Metropolitan Life Insurance Company as of and for the year ended December 31, 2001, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 22, 2002

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2001

ASSETS
Investments in New England Zenith Fund,
Metropolitan Series Fund, Met Investors
Series Trust, American Fund and Variable
Insurance Products Fund at value
(Note 2)................................
                   SHARES       COST
                  --------- -------------
Capital Growth
Series..........  1,285,290   540,960,685
State Street
Research Bond
Income Series...    953,506   103,127,322
State Street
Research Money
Market Series...    702,783    70,278,335
MFS Total Return
Series..........    621,417   106,404,561
Harris Oakmark
Mid Cap Value
Series..........    335,433    49,806,135
Westpeak Growth
and Income
Series..........    367,315    71,170,786
Loomis Sayles
Small Cap
Series..........    400,266    73,309,034
Salomon Brothers
U.S. Government
Series..........  1,355,632    15,813,497
Balanced Series.  2,071,867    30,743,758
Alger Equity
Growth Series...  7,168,732   171,156,167
Davis Venture
Value Series....  6,208,493   127,521,199
Salomon Brothers
Bond
Opportunities
Series..........  2,127,695    24,937,955
MFS Investors
Trust Series....     30,274       254,370
MFS Research
Managers Series.     12,628       110,756
Janus Mid Cap
Portfolio.......    167,395     2,898,988
Janus Growth
Portfolio.......     33,759       258,875
Putnam Large Cap
Growth
Portfolio.......    242,520     1,339,899
Putnam
International
Stock Portfolio.  1,530,850    18,010,945
Russell 2000
Index Portfolio.    120,943     1,191,901
State Street
Aurora Small Cap
Value Portfolio.  1,122,798    15,243,375
State Street
Research
Investment Trust
Portfolio.......      8,000       211,855
MetLife Stock
Index Portfolio
Class A.........  1,689,310    55,945,840
MetLife Stock
Index Portfolio
Class B.........     31,525       963,549
MetLife Mid Cap
Stock Portfolio.    146,215     1,460,771
Lehman Brothers
Aggregate Bond
Index Portfolio.    221,803     2,267,747
Morgan Stanley
EAFE Index
Portfolio.......     63,011       580,618
Neuberger Berman
Partners Mid Cap
Value Portfolio.     25,937       345,132
Franklin
Templeton Small
Cap Growth
Portfolio.......     59,608       520,677
Lord Abbett Bond
Debenture
Portfolio.......     24,758       274,418
PIMCO Total
Return
Portfolio.......    191,274     1,996,651
PIMCO Innovation
Portfolio.......     17,108        89,955
MFS Mid Cap
Growth
Portfolio.......     80,969       701,100
MFS Research
International
Portfolio.......     26,282       225,923
American Funds
Growth Fund.....     66,351     2,793,789
American Funds
Growth--Income
Fund............     82,474     2,524,231
American Funds
Global Small
Capitalization
Fund............     33,460       359,768
Fidelity VIP
Equity--Income
Portfolio.......  4,999,103   102,669,013
Fidelity VIP
Overseas
Portfolio.......  3,829,951    78,185,974
                            -------------
                            1,676,655,554
                            =============
Dividends receivable....................
  Total Assets..........................
LIABILITIES
Due to (from) Metropolitan Life
Insurance Company.......................
NET ASSETS..............................
Contract owners' equity
Owners of annuity contracts.............
Annuity Reserves (Note 2)...............
Total for variable annuity contracts....
                                                             NEW ENGLAND ZENITH FUND
                  --------------------------------------------------------------------------------------------------------------
                    CAPITAL        BOND        MONEY        TOTAL      MIDCAP    GROWTH AND     SMALL       U.S.
                     GROWTH       INCOME      MARKET       RETURN       VALUE      INCOME        CAP     GOVERNMENT   BALANCED
                    CLASS A      CLASS A      CLASS A      CLASS A     CLASS A     CLASS A     CLASS A     CLASS A     CLASS A
                  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                  ------------ ------------ ------------ ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments in New England Zenith Fund,
Metropolitan Series Fund, Met Investors
Series Trust, American Fund and Variable
Insurance Products Fund at value
(Note 2)...........435,558,963..104,246,840..70,278,335...88,191,554..62,420,809..57,488,515..70,951,098..16,213,356..25,774,031....
Capital Growth
Series..........
State Street
Research Bond
Income Series...
State Street
Research Money
Market Series...
MFS Total Return
Series..........
Harris Oakmark
Mid Cap Value
Series..........
Westpeak Growth
and Income
Series..........
Loomis Sayles
Small Cap
Series..........
Salomon Brothers
U.S. Government
Series..........
Balanced Series.
Alger Equity
Growth Series...
Davis Venture
Value Series....
Salomon Brothers
Bond
Opportunities
Series..........
MFS Investors
Trust Series....
MFS Research
Managers Series.
Janus Mid Cap
Portfolio.......
Janus Growth
Portfolio.......
Putnam Large Cap
Growth
Portfolio.......
Putnam
International
Stock Portfolio.
Russell 2000
Index Portfolio.
State Street
Aurora Small Cap
Value Portfolio.
State Street
Research
Investment Trust
Portfolio.......
MetLife Stock
Index Portfolio
Class A.........
MetLife Stock
Index Portfolio
Class B.........
MetLife Mid Cap
Stock Portfolio.
Lehman Brothers
Aggregate Bond
Index Portfolio.
Morgan Stanley
EAFE Index
Portfolio.......
Neuberger Berman
Partners Mid Cap
Value Portfolio.
Franklin
Templeton Small
Cap Growth
Portfolio.......
Lord Abbett Bond
Debenture
Portfolio.......
PIMCO Total
Return
Portfolio.......
PIMCO Innovation
Portfolio.......
MFS Mid Cap
Growth
Portfolio.......
MFS Research
International
Portfolio.......
American Funds
Growth Fund.....
American Funds
Growth--Income
Fund............
American Funds
Global Small
Capitalization
Fund............
Fidelity VIP
Equity--Income
Portfolio.......
Fidelity VIP
Overseas
Portfolio.......
Dividends
receivable......           --           --       101,622         --          --          --          --          --          --
                  ------------ ------------ ------------ ----------- ----------- ----------- ----------- ----------- -----------
  Total Assets..   435,558,963  104,246,840   70,379,957  88,191,554  62,420,809  57,488,515  70,951,098  16,213,356  25,774,031
LIABILITIES
Due to (from)
Metropolitan
Life Insurance
Company.........       527,722      118,879     (176,556)    108,067      73,029      67,937      87,388      18,337      30,293
                  ------------ ------------ ------------ ----------- ----------- ----------- ----------- ----------- -----------
NET ASSETS......  $435,031,241 $104,127,961  $70,556,513 $88,083,487 $62,347,780 $57,420,578 $70,863,710 $16,195,019 $25,743,738
                  ============ ============ ============ =========== =========== =========== =========== =========== ===========
Contract owners'
equity
Owners of
annuity
contracts.......  $431,119,367 $102,373,930 $69,792,393  $85,765,429 $61,985,160 $57,093,220 $70,756,681 $15,991,165 $25,449,597
Annuity Reserves
(Note 2)........     3,911,874    1,754,031     764,120    2,318,058     362,620     327,358     107,029     203,854     294,141
                  ------------ ------------ ------------ ----------- ----------- ----------- ----------- ----------- -----------
Total for
variable
annuity
contracts.......  $435,031,241 $104,127,961 $70,556,513  $88,083,487 $62,347,780 $57,420,578 $70,863,710 $16,195,019 $25,743,738
                  =========== ============ ============ =========== =========== =========== =========== =========== ===========

                       See Notes to Financial Statements

                     NEW ENGLAND ZENITH FUND
 -----------------------------------------------------------------
    EQUITY       VENTURE        BOND       INVESTORS   RESEARCH
    GROWTH        VALUE     OPPORTUNITIES    TRUST     MANAGERS
   CLASS A       CLASS A       CLASS A      CLASS A     CLASS A
 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
 -----------   ------------ ------------- ----------- -----------
  148,679,494   145,216,648   23,872,735    259,449     114,156
         ---            --           --         --          --
 ------------  ------------  -----------   --------    --------
  148,679,494   145,216,648   23,872,735    259,449     114,156

      176,769       172,952       27,290        287     (13,881)
 ------------  ------------  -----------   --------    --------
 $148,502,725  $145,043,696  $23,845,445   $259,162    $128,037
 ============  ============  ===========   ========    ========

 $147,986,510  $144,369,761  $23,688,889   $259,162    $128,037
      516,215       673,935      156,556        --          --
 ------------  ------------  -----------   --------    --------
 $148,502,725  $145,043,696  $23,845,445   $259,162    $128,037
 ============  ============  ===========   ========    ========
                  METROPOLITAN SERIES FUND, INC.
-------------------------------------------------------------------------
                          LARGE CAP  INTERNATIONAL   RUSSELL     AURORA
   MID CAP     GROWTH      GROWTH        STOCK     2000 INDEX   SMALL CAP
   CLASS B     CLASS B     CLASS A      CLASS A      CLASS B     CLASS A
 SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
 ----------- ----------- ----------- ------------- ----------- -----------
  2,427,223    263,996    1,224,725    14,512,454   1,249,344   15,865,135
        --         --           --            --          --          ---
 ----------- ----------- ----------- ------------- ----------- -----------
  2,427,223    263,996    1,224,725    14,512,454   1,249,344   15,865,135

      2,845        294        1,411        17,611       1,434       18,739
 ----------- ----------- ----------- ------------- ----------- -----------
 $2,424,378   $263,702   $1,223,314   $14,494,843  $1,247,910  $15,846,396
 =========== =========== =========== ============= =========== ===========

 $2,415,828   $263,702   $1,216,071   $14,447,435  $1,244,294  $15,743,379
      8,550        --         7,243        47,408       3,616      103,017
 ----------- ----------- ----------- ------------- ----------- -----------
 $2,424,378   $263,702   $1,223,314   $14,494,843  $1,247,910  $15,846,396
 =========== =========== =========== ============= =========== ===========

                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                STATEMENT OF ASSETS AND LIABILITIES--(CONTINUED)

                               DECEMBER 31, 2001

ASSETS
Investments in New England Zenith Fund,
Metropolitan Series Fund, Met Investors
Series Trust, American Fund, and
Variable Insurance Products Fund at
value (Note 2)..........................
                   SHARES       COST
                  --------- -------------
Capital Growth
Series..........  1,285,290   540,960,685
State Street
Research Bond
Income Series...    953,506   103,127,322
State Street
Research Money
Market Series...    702,783    70,278,335
MFS Total Return
Series..........    621,417   106,404,561
Harris Oakmark
Mid Cap Value
Series..........    335,433    49,806,135
Westpeak Growth
and Income
Series..........    367,315    71,170,786
Loomis Sayles
Small Cap
Series..........    400,266    73,309,034
Salomon Brothers
U.S. Government
Series..........  1,355,632    15,813,497
Balanced Series.  2,071,867    30,743,758
Alger Equity
Growth Series...  7,168,732   171,156,167
Davis Venture
Value Series....  6,208,493   127,521,199
Salomon Brothers
Bond
Opportunities
Series..........  2,127,695    24,937,955
MFS Investors
Trust Series....     30,274       254,370
MFS Research
Managers Series.     12,628       110,756
Janus Mid Cap
Portfolio.......    167,395     2,898,988
Janus Growth
Portfolio.......     33,759       258,875
Putnam Large Cap
Growth
Portfolio.......    242,520     1,339,899
Putnam
International
Stock Portfolio.  1,530,850    18,010,945
Russell 2000
Index Portfolio.    120,943     1,191,901
State Street
Aurora Small Cap
Value Portfolio.  1,122,798    15,243,375
State Street
Research
Investment Trust
Portfolio.......      8,000       211,855
MetLife Stock
Index Portfolio
Class A.........  1,689,310    55,945,840
MetLife Stock
Index Portfolio
Class B.........     31,525       963,549
MetLife Mid Cap
Stock Portfolio.    146,215     1,460,771
Lehman Brothers
Aggregate Bond
Index Portfolio.    221,803     2,267,747
Morgan Stanley
EAFE Index
Portfolio.......     63,011       580,618
Neuberger Berman
Partners Mid Cap
Value Portfolio.     25,937       345,132
Franklin
Templeton Small
Cap Growth
Portfolio.......     59,608       520,677
Lord Abbett Bond
Debenture
Portfolio.......     24,758       274,418
PIMCO Total
Return
Portfolio.......    191,274     1,996,651
PIMCO Innovation
Portfolio.......     17,108        89,955
MFS Mid Cap
Growth
Portfolio.......     80,969       701,100
MFS Research
International
Portfolio.......     26,282       225,923
American Funds
Growth Fund.....     66,351     2,793,789
American Funds
Growth--Income
Fund............     82,474     2,524,231
American Funds
Global Small
Capitalization
Fund............     33,460       359,768
Fidelity VIP
Equity--Income
Portfolio.......  4,999,103   102,669,013
Fidelity VIP
Overseas
Portfolio.......  3,829,951    78,185,974
                            -------------
                            1,676,655,554
                            =============
Dividends receivable....................
  Total Assets..........................
LIABILITIES
Due to (from) Metropolitan Life
Insurance Company.......................
NET ASSETS..............................
Contract owners' equity.................
Owners of annuity contracts.............
Annuity Reserves (Note 2)...............
Total for variable annuity contracts....
                                                                                                                      MET
                                                                                                                   INVESTORS
                                                                                                                    SERIES
                                                  METROPOLITAN SERIES FUND, INC.                                     TRUST
                  ----------------------------------------------------------------------------------------------- -----------

                  INVESTMENT     STOCK       STOCK      MID CAP    AGGREGATE     EAFE       MID CAP    SMALL CAP     BOND
                     TRUST       INDEX       INDEX    STOCK INDEX BOND INDEX     INDEX       VALUE      GROWTH     DEBENTURE
                    CLASS B     CLASS A     CLASS B     CLASS B     CLASS B     CLASS B     CLASS B     CLASS B     CLASS B
                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                  ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments in New England Zenith Fund,
Metropolitan Series Fund, Met Investors
Series Trust, American Fund, and
Variable Insurance Products Fund at
value (Note 2).....$206,410...$51,692,873..$946,700...$1,525,027..$2,297,878...$545,673....$366,229....$529,322    $277,285

Capital Growth
Series..........
State Street
Research Bond
Income Series...
State Street
Research Money
Market Series...
MFS Total Return
Series..........
Harris Oakmark
Mid Cap Value
Series..........
Westpeak Growth
and Income
Series..........
Loomis Sayles
Small Cap
Series..........
Salomon Brothers
U.S. Government
Series..........
Balanced Series.
Alger Equity
Growth Series...
Davis Venture
Value Series....
Salomon Brothers
Bond
Opportunities
Series..........
MFS Investors
Trust Series....
MFS Research
Managers Series.
Janus Mid Cap
Portfolio.......
Janus Growth
Portfolio.......
Putnam Large Cap
Growth
Portfolio.......
Putnam
International
Stock Portfolio.
Russell 2000
Index Portfolio.
State Street
Aurora Small Cap
Value Portfolio.
State Street
Research
Investment Trust
Portfolio.......
MetLife Stock
Index Portfolio
Class A.........
MetLife Stock
Index Portfolio
Class B.........
MetLife Mid Cap
Stock Portfolio.
Lehman Brothers
Aggregate Bond
Index Portfolio.
Morgan Stanley
EAFE Index
Portfolio.......
Neuberger Berman
Partners Mid Cap
Value Portfolio.
Franklin
Templeton Small
Cap Growth
Portfolio.......
Lord Abbett Bond
Debenture
Portfolio.......
PIMCO Total
Return
Portfolio.......
PIMCO Innovation
Portfolio.......
MFS Mid Cap
Growth
Portfolio.......
MFS Research
International
Portfolio.......
American Funds
Growth Fund.....
American Funds
Growth--Income
Fund............
American Funds
Global Small
Capitalization
Fund............
Fidelity VIP
Equity--Income
Portfolio.......
Fidelity VIP
Overseas
Portfolio.......
Dividends
receivable......         --           --          --          --          --         --          --          --          --
                  ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
  Total Assets..    206,410    51,692,873   946,700    1,525,027   2,297,878    545,673     366,229     529,322     277,285

LIABILITIES
Due to (from)
Metropolitan
Life Insurance
Company.........        225        58,829     1,060        1,833       2,516        626         424         637         265
                  ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
NET ASSETS......   $206,185   $51,634,044  $945,640   $1,523,194  $2,295,362   $545,047    $365,805    $528,685    $277,020
                  =========== =========== =========== =========== =========== =========== =========== =========== ===========
Contract owners' equity
Owners of
annuity
contracts.......   $206,185   $51,190,158  $945,640   $1,519,603  $2,295,362   $541,631    $365,805    $528,685    $277,020
Annuity Reserves
(Note 2).......         --        443,886       --         3,591         --       3,416         --          --          --
                  ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Total for
variable
annuity
contracts.......   $206,185   $51,634,044  $945,640   $1,523,194  $2,295,362   $545,047    $365,805    $528,685    $277,020
                  =========== =========== =========== =========== =========== =========== =========== =========== ===========

                       See Notes to Financial Statements

                                                                                              VARIABLE INSURANCE
             MET INVESTORS SERIES TRUST                 AMERICAN FUNDS INSURANCE SERIES         PRODUCTS FUND
---------------------------------------------------  ------------------------------------- ------------------------
                                                                                             EQUITY-
                             MID CAP     RESEARCH                                GLOBAL       INCOME     OVERSEAS
TOTAL RETURN   INNOVATIONS   GROWTH    INTERNATIONAL   GROWTH    GROWTH-INCOME  SMALL CAP    INITIAL      INITIAL
   CLASS B       CLASS B     CLASS B   CLASS B SUB-    CLASS 2      CLASS 2      CLASS 2    CLASS SUB-     CLASS
 SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT    ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   ACCOUNT    SUB-ACCOUNT     TOTAL
-------------  ----------- ----------- ------------- ----------- ------------- ----------- ------------ ----------- --------------
  $1,975,858    $105,559    $675,280     $222,870    $2,924,764   $2,604,525    $384,126   $113,729,600 $53,159,726 $1,518,978,565








































         --          --          --           --            --           --          --             --          --         101,622
  ----------    --------    --------     --------    ----------   ----------    --------   ------------ ----------- --------------
   1,975,858     105,559     675,280      222,870     2,924,764    2,604,525     384,126    113,729,600  53,159,726  1,519,080,187
    (22,107)         134         830           80         3,871        3,360         488        138,736      65,575      1,518,229
  ----------    --------    --------     --------    ----------   ----------    --------   ------------ ----------- --------------
  $1,997,965    $105,425    $674,450     $222,790    $2,920,893   $2,601,165    $383,638   $113,590,864 $53,094,151 $1,517,561,958
  ==========    ========    ========     ========    ==========   ==========    ========   ============ =========== ==============
  $1,997,965    $105,425    $674,450     $222,790    $2,916,332   $2,585,445    $383,638   $113,120,563 $52,846,709 $1,504,813,416
         --          --          --           --          4,561       15,720         --         470,301     247,442     12,748,542
  ----------    --------    --------     --------    ----------   ----------    --------   ------------ ----------- --------------
  $1,997,965    $105,425    $674,450     $222,790    $2,920,893   $2,601,165    $383,638   $113,590,864 $53,094,151 $1,517,561,958
  ==========    ========    ========     ========    ==========   ==========    ========   ============ =========== ==============

                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 NEW ENGLAND ZENITH FUND
                     ----------------------------------------------------------------------------------------------------------
                        CAPITAL        BOND         MONEY       TOTAL        MIDCAP      GROWTH AND                    U.S.
                        GROWTH        INCOME       MARKET       RETURN        VALUE        INCOME      SMALL CAP    GOVERNMENT
                        CLASS A       CLASS A      CLASS A     CLASS A       CLASS A      CLASS A       CLASS A       CLASS A
                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                     -------------  -----------  ----------- ------------  -----------  ------------  ------------  -----------
 INCOME
 Dividends........   $   8,127,397  $8,434,701   $2,712,918  $ 21,353,439  $   254,367  $    632,624  $  6,183,261   $917,013
 EXPENSES
 Mortality,
  expense risk,
  and
  administrative
  charges.........       8,103,216   1,690,395    1,188,340     1,616,900      834,184     1,111,886     1,300,072    243,058
                     -------------  ----------   ----------  ------------  -----------  ------------  ------------   --------
 Net investment
  income (loss)...          24,181   6,744,306    1,524,578    19,736,539     (579,817)     (479,262)    4,883,189    673,955
 NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS
 Net unrealized
  appreciation
  (depreciation)
  on investments:
  Beginning of
   period.........       3,612,179   1,281,097          --      9,067,482    2,255,173       858,773    18,071,436    406,655
  End of period...    (105,401,722)  1,119,518          --    (18,213,007)  12,614,674   (13,682,271)   (2,357,936)   399,859
                     -------------  ----------   ----------  ------------  -----------  ------------  ------------   --------
 Net change in
  unrealized
  appreciation
  (depreciation)..    (109,013,901)   (161,579)         --    (27,280,489)  10,359,501   (14,541,044)  (20,429,372)    (6,796)
 Net realized gain
  (loss) on
  investments.....      (3,928,155)    188,981          --      1,554,555      489,188     2,939,735     4,937,022        804
                     -------------  ----------   ----------  ------------  -----------  ------------  ------------   --------
 Net realized and
  unrealized gain
  (loss) on
  investments.....    (112,942,056)     27,402          --    (25,725,934)  10,848,689   (11,601,309)  (15,492,350)    (5,992)
                     -------------  ----------   ----------  ------------  -----------  ------------  ------------   --------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS......   $(112,917,875) $6,771,708   $1,524,578  $ (5,989,395) $10,268,872  $(12,080,571) $(10,609,161)  $667,963
                     =============  ==========   ==========  ============  ===========  ============  ============   ========
                      BALANCED
                       CLASS A
                     SUB-ACCOUNT
                     ------------
 INCOME
 Dividends........   $ 1,190,941
 EXPENSES
 Mortality,
  expense risk,
  and
  administrative
  charges.........       463,106
                     ------------
 Net investment
  income (loss)...       727,835
 NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS
 Net unrealized
  appreciation
  (depreciation)
  on investments:
  Beginning of
   period.........    (2,391,458)
  End of period...    (4,969,727)
                     ------------
 Net change in
  unrealized
  appreciation
  (depreciation)..    (2,578,269)
 Net realized gain
  (loss) on
  investments.....        15,163
                     ------------
 Net realized and
  unrealized gain
  (loss) on
  investments.....    (2,563,106)
                     ------------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS......   $(1,835,271)
                     ============

+ For the period January 22, 2001 (Commencement of Operations) through December
  31, 2001.
++ For the period May 1, 2001 (Commencement of Operations) through December 31,
   2001.
+++ For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.


                       See Notes to Financial Statements

                     NEW ENGLAND ZENITH FUND
 -------------------------------------------------------------------
    EQUITY        VENTURE         BOND       INVESTORS   RESEARCH
    GROWTH         VALUE      OPPORTUNITIES   TRUST+++  MANAGERS+++
   CLASS A        CLASS A        CLASS A      CLASS A     CLASS A
 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
 -----------    ------------  ------------- ----------- -----------
 $ 10,936,403   $ 17,759,856   $ 2,004,812    $   --      $  --
    2,847,248      2,601,853       397,054      1,216        600
 ------------   ------------   -----------    -------     ------
    8,089,155     15,158,003     1,607,758     (1,216)      (600)
   25,260,228     64,522,457      (988,154)       --         --
  (22,476,673)    17,695,449    (1,065,220)     5,079      3,400
 ------------   ------------   -----------    -------     ------
  (47,736,901)   (46,827,008)      (77,066)     5,079      3,400
   12,757,801      8,556,177      (315,819)      (669)      (241)
 ------------   ------------   -----------    -------     ------
  (34,979,100)   (38,270,831)     (392,885)     4,410      3,159
 ------------   ------------   -----------    -------     ------
 $(26,889,945)  $(23,112,828)  $ 1,214,873    $ 3,194     $2,559
 ============   ============   ===========    =======     ======
                     METROPOLITAN SERIES FUND,INC.
---------------------------------------------------------------------------
                        LARGE CAP+  INTERNATIONAL RUSSELL 2000+   AURORA+
 MID CAP+    GROWTH++     GROWTH        STOCK         INDEX      SMALL CAP
  CLASS B     CLASS B     CLASS A      CLASS A       CLASS B      CLASS A
SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
----------- ----------- ----------- ------------- ------------- -----------
 $     --    $    --     $     --    $   647,533    $  1,153     $  30,992
    32,661      1,464       15,349       268,485      11,301       153,093
----------- ----------- ----------- ------------- ------------- -----------
   (32,661)    (1,464)     (15,349)      379,048     (10,148)     (122,101)
       --         --           --        451,226         --            --
  (471,765)     5,121     (115,174)   (3,498,491)     57,443       621,760
----------- ----------- ----------- ------------- ------------- -----------
  (471,765)     5,121     (115,174)   (3,949,717)     57,443       621,760
  (275,115)   (12,168)    (118,179)     (798,998)     (9,047)      (51,487)
----------- ----------- ----------- ------------- ------------- -----------
  (746,880)    (7,047)    (233,353)   (4,748,715)     48,396       570,273
----------- ----------- ----------- ------------- ------------- -----------
 $(779,541)  $ (8,511)   $(248,702)  $(4,369,667)   $ 38,248     $ 448,172
=========== =========== =========== ============= ============= ===========

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                    METROPOLITAN LIFE LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

               FOR THE YEAR ENDED DECEMBER 31, 2001--(CONTINUED)

                                                      METROPOLITAN SERIES FUND, INC.
                     --------------------------------------------------------------------------------------------------
                     INVESTMENT++                 STOCK+     MID CAP+   AGGREGATE+               MID CAP++  SMALL CAP++
                        TRUST     STOCK INDEX      INDEX    STOCK INDEX BOND INDEX  EAFE+ INDEX    VALUE      GROWTH
                       CLASS B      CLASS A       CLASS B     CLASS B     CLASS B     CLASS B     CLASS B     CLASS B
                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                     ------------ ------------  ----------- ----------- ----------- ----------- ----------- -----------
 INCOME
 Dividends........     $   --     $  2,260,374   $     --    $  1,927    $  6,363    $    687    $    --      $   --
 EXPENSES
 Mortality,
  expense risk,
  and
  administrative
  charges.........         998         481,553     481,543     14,453      18,203       5,119       2,542       3,413
                       -------    ------------   ---------   --------    --------    --------    --------     -------
 Net investment
  income (loss)...        (998)      1,778,821    (481,543)   (12,526)    (11,840)     (4,432)     (2,542)     (3,413)
 NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS
 Net unrealized
  appreciation
  (depreciation)
  on investments:
  Beginning of
   period.........         --       26,348,841         --         --          --          --          --          --
  End of period...      (5,445)     (4,252,967)    (16,849)    64,256      30,131     (34,945)     21,097       8,645
                       -------    ------------   ---------   --------    --------    --------    --------     -------
 Net change in
  unrealized
  appreciation
  (depreciation)..      (5,445)    (30,601,808)    (16,849)    64,256      30,131     (34,945)     21,097       8,645
 Net realized gain
  (loss) on
  investments.....      (1,003)     20,038,481      16,581       (339)      1,565     (10,638)    (13,782)     (9,347)
                       -------    ------------   ---------   --------    --------    --------    --------     -------
 Net realized and
  unrealized gain
  (loss) on
  investments.....      (6,448)    (10,563,327)       (268)    63,917      31,696     (45,583)      7,315        (702)
                       -------    ------------   ---------   --------    --------    --------    --------     -------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS......     $(7,446)   $ (8,784,506)  $(481,811)  $ 51,391    $ 19,856    $(50,015)   $  4,773     $(4,115)
                       =======    ============   =========   ========    ========    ========    ========     =======
                     MET INVESTORS
                     SERIES TRUST
                     -------------
                        BOND++
                       DEBENTURE
                        CLASS B
                      SUB-ACCOUNT
                     -------------
 INCOME
 Dividends........      $ 3,352
 EXPENSES
 Mortality,
  expense risk,
  and
  administrative
  charges.........        1,178
                     -------------
 Net investment
  income (loss)...        2,174
 NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS
 Net unrealized
  appreciation
  (depreciation)
  on investments:
  Beginning of
   period.........          --
  End of period...        2,867
                     -------------
 Net change in
  unrealized
  appreciation
  (depreciation)..        2,867
 Net realized gain
  (loss) on
  investments.....       (1,683)
                     -------------
 Net realized and
  unrealized gain
  (loss) on
  investments.....        1,184
                     -------------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS......      $ 3,358
                     =============

+ For the period January 22, 2001 (Commencement of Operations) through December
  31, 2001.
++ For the period May 1, 2001 (Commencement of Operations) through December 31,
   2001.
+++ For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.


                       See Notes to Financial Statements

                                                                                               VARIABLE INSURANCE
              MET INVESTORS SERIES TRUST                  AMERICAN FUNDS INSURANCE SERIES         PRODUCTS FUND
------------------------------------------------------- ----------------------------------- --------------------------
                                                                                              EQUITY-
                                           RESEARCH++                GROWTH &    GLOBAL++      INCOME       OVERSEAS
TOTAL RETURN++  INNOVATIONS++  MID CAP++  INTERNATIONAL  GROWTH++    INCOME++    SMALL CAP    INITIAL       INITIAL
   CLASS B         CLASS B      CLASS B   CLASS B SUB-    CLASS 2     CLASS 2     CLASS 2      CLASS         CLASS
 SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
--------------  ------------- ----------- ------------- ----------- ----------- ----------- ------------  ------------
   $ 22,606       $    --      $    --       $   --      $ 48,627    $ 14,221     $ 2,399   $  8,750,432  $ 10,187,534
     11,433            737        4,900        1,161       17,829      17,014       2,138      2,079,017     1,090,297
   --------       --------     --------      -------     --------    --------     -------   ------------  ------------
     11,173           (737)      (4,900)      (1,161)      30,798      (2,793)        261      6,671,415     9,097,237
        --             --           --           --           --          --          --      32,018,408    (2,371,134)
    (20,793)        15,604      (25,820)      (3,053)     130,975      80,294      24,358     11,060,587   (25,026,248)
   --------       --------     --------      -------     --------    --------     -------   ------------  ------------
    (20,793)        15,604      (25,820)      (3,053)     130,975      80,294      24,358    (20,957,821)  (22,655,114)
      5,150        (11,678)      (4,034)        (117)     (74,013)    (28,260)     (4,019)     5,211,264    (4,215,929)
   --------       --------     --------      -------     --------    --------     -------   ------------  ------------
    (15,643)         3,926      (29,854)      (3,170)      56,962      52,034      20,339    (15,746,557)  (26,871,043)
   --------       --------     --------      -------     --------    --------     -------   ------------  ------------
   $ (4,470)      $  3,189     $(34,754)     $(4,331)    $ 87,760    $ 49,241     $20,600   $ (9,075,142) $(17,773,806)
   ========       ========     ========      =======     ========    ========     =======   ============  ============
----------------
     TOTAL
----------------
$ 102,485,932
   27,115,009
----------------
   75,370,923
  178,403,209
 (157,676,989)
----------------
 (336,080,198)
   46,827,747
----------------
 (289,252,451)
----------------
$(213,881,528)
================


                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                  NEW ENGLAND ZENITH FUND
                     -------------------------------------------------------------------------------------------------
                        CAPITAL         BOND         MONEY         TOTAL        MIDCAP      GROWTH AND      SMALL
                        GROWTH         INCOME        MARKET        RETURN        VALUE        INCOME         CAP
                        CLASS A       CLASS A       CLASS A       CLASS A       CLASS A      CLASS A       CLASS A
                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                     -------------  ------------  ------------  ------------  -----------  ------------  ------------
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)...   $      24,181  $  6,744,306  $  1,524,578  $ 19,736,539  $  (579,817) $   (479,262) $  4,883,189
 Net realized and
  unrealized gain
  (loss) on
  investments.....    (112,942,056)       27,402           --    (25,725,934)  10,848,689   (11,601,309)  (15,492,350)
                     -------------  ------------  ------------  ------------  -----------  ------------  ------------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS......    (112,917,875)    6,771,708     1,524,578    (5,989,395)  10,268,872   (12,080,571)  (10,609,161)
 FROM CONTRACT-
  RELATED
  TRANSACTIONS
 Net premiums
  transferred from
  Metropolitan
  Life Insurance
  Company.........      10,225,498       124,404     2,156,583     1,622,059    1,228,332     1,545,363     2,275,551
 Net transfers
  (to) from other
  sub-accounts....     (39,318,826)   12,918,279    19,052,961    (4,120,615)  22,422,663    (6,773,735)  (10,809,962)
 Net transfers to
  Metropolitan
  Life Insurance
  Company
  Surrenders and
   other
   withdrawals....     (59,689,056)  (12,722,519)  (24,392,201)  (16,143,945)  (4,474,746)   (8,262,106)   (9,335,330)
  Annuity
   benefits.......      (2,479,742)     (937,980)     (275,335)   (1,009,824)    (159,542)     (265,160)     (222,602)
                     -------------  ------------  ------------  ------------  -----------  ------------  ------------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  CONTRACT-RELATED
  TRANSACTIONS....     (91,262,126)     (617,816)   (3,457,992)  (19,652,325)  19,016,707   (13,755,638)  (18,092,343)
                     -------------  ------------  ------------  ------------  -----------  ------------  ------------
 Net increase in
  net assets......    (204,180,001)    6,153,892    (1,933,414)  (25,641,720)  29,285,579   (25,836,209)  (28,701,504)
 NET ASSETS, AT
  BEGINNING OF THE
  PERIOD..........     639,211,242    97,974,069    72,489,927   113,725,207   33,062,201    83,256,787    99,565,214
                     -------------  ------------  ------------  ------------  -----------  ------------  ------------
 NET ASSETS, AT
  END OF THE
  PERIOD..........   $ 435,031,241  $104,127,961  $ 70,556,513  $ 88,083,487  $62,347,780  $ 57,420,578  $ 70,863,710
                     =============  ============  ============  ============  ===========  ============  ============
                        U.S.
                     GOVERNMENT    BALANCED
                       CLASS A      CLASS A
                     SUB-ACCOUNT  SUB-ACCOUNT
                     ------------ ------------
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)...   $   673,955  $   727,835
 Net realized and
  unrealized gain
  (loss) on
  investments.....        (5,992)  (2,563,106)
                     ------------ ------------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS......       667,963   (1,835,271)
 FROM CONTRACT-
  RELATED
  TRANSACTIONS
 Net premiums
  transferred from
  Metropolitan
  Life Insurance
  Company.........       314,686      934,245
 Net transfers
  (to) from other
  sub-accounts....     4,584,332   (1,583,350)
 Net transfers to
  Metropolitan
  Life Insurance
  Company
  Surrenders and
   other
   withdrawals....    (1,930,970)  (2,691,601)
  Annuity
   benefits.......       (47,483)    (118,882)
                     ------------ ------------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  CONTRACT-RELATED
  TRANSACTIONS....     2,920,565   (3,459,588)
                     ------------ ------------
 Net increase in
  net assets......     3,588,528   (5,294,859)
 NET ASSETS, AT
  BEGINNING OF THE
  PERIOD..........    12,606,491   31,038,597
                     ------------ ------------
 NET ASSETS, AT
  END OF THE
  PERIOD..........   $16,195,019  $25,743,738
                     ============ ============

+ For the period January 22, 2001 (Commencement of Operations) through December
  31, 2001.
++ For the period May 1, 2001 (Commencement of Operations) through December 31,
   2001.
+++ For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.



                       See Notes to Financial Statements

                     NEW ENGLAND ZENITH FUND
 --------------------------------------------------------------------
                   VENTURE         BOND       INVESTORS   RESEARCH
 EQUITY GROWTH      VALUE      OPPORTUNITIES  TRUST+++   MANAGERS+++
    CLASS A        CLASS A        CLASS A      CLASS A     CLASS A
  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
 -------------   ------------  ------------- ----------- -----------
 $  8,089,155    $ 15,158,003   $ 1,607,758   $ (1,216)   $   (600)
  (34,979,100)    (38,270,831)     (392,885)     4,410       3,159
 ------------    ------------   -----------   --------    --------
  (26,889,945)    (23,112,828)    1,214,873      3,194       2,559
    4,421,903       4,092,197       537,992    115,083      73,006
  (15,965,828)     (1,765,902)      428,110    141,024      60,458
  (19,009,529)    (16,056,301)   (3,133,266)      (139)     (7,986)
     (710,606)       (546,490)     (146,831)       --          --
 ------------    ------------   -----------   --------    --------
  (31,264,060)    (14,276,496)   (2,313,995)   255,968     125,478
 ------------    ------------   -----------   --------    --------
  (58,154,005)    (37,389,324)   (1,099,122)   259,162     128,037
  206,656,730     182,433,020    24,944,567        --          --
 ------------    ------------   -----------   --------    --------
 $148,502,725    $145,043,696   $23,845,445   $259,162    $128,037
 ============    ============   ===========   ========    ========
               METROPOLITAN SERIES FUND, INC.
-----------------------------------------------------------------
                         LARGE CAP+                 RUSSELL 2000+
 MID CAP+     GROWTH++     GROWTH     INTERNATIONAL     INDEX
  CLASS B      CLASS B     CLASS A    STOCK CLASS A    CLASS B
SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
------------ ----------- ------------ ------------- -------------
$  (32,661)   $ (1,464)  $  (15,349)   $   379,048   $  (10,148)
  (746,880)     (7,047)    (233,353)    (4,748,715)      48,396
------------ ----------- ------------ ------------- -------------
  (779,541)     (8,511)    (248,702)    (4,369,667)      38,248
   105,280      11,395       15,659        293,471       10,125
 3,290,327     274,659    1,602,191        382,412    1,245,242
  (191,688)    (13,841)    (145,834)    (1,978,187)     (45,705)
       --          --           --         (36,141)         --
------------ ----------- ------------ ------------- -------------
 3,203,919     272,213    1,472,016     (1,338,445)   1,209,662
------------ ----------- ------------ ------------- -------------
 2,424,378     263,702    1,223,314     (5,708,112)   1,247,910
       --          --           --      20,202,955          --
------------ ----------- ------------ ------------- -------------
$2,424,378    $263,702   $1,223,314    $14,494,843   $1,247,910
============ =========== ============ ============= =============



                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                STATEMENT OF CHANGES IN NET ASSETS--(CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                                           METROPOLITAN SERIES FUND, INC.
                    ------------------------------------------------------------------------------------------------------
                      AURORA+    INVESTMENT++                 STOCK+      MID CAP+    AGGREGATE+      EAFE+     MID CAP++
                     SMALL CAP      TRUST     STOCK INDEX      INDEX     STOCK INDEX  BOND INDEX      INDEX       VALUE
                      CLASS A      CLASS B      CLASS A       CLASS B      CLASS B      CLASS B      CLASS B     CLASS B
                    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                    -----------  ------------ ------------  -----------  -----------  -----------  ----------- -----------
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)..   $  (122,101)   $   (998)  $  1,778,821  $  (481,543) $  (12,526)  $  (11,840)   $ (4,432)   $ (2,542)
 Net realized and
  unrealized gain
  (loss) on
  investments....       570,273      (6,448)   (10,563,327)        (268)     63,917       31,696     (45,583)      7,315
                    -----------    --------   ------------  -----------  ----------   ----------    --------    --------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS.....       448,172      (7,446)    (8,784,506)    (481,811)     51,391       19,856     (50,015)      4,773
 FROM CONTRACT-
  RELATED
  TRANSACTIONS
 Net premiums
  transferred
  from
  Metropolitan
  Life Insurance
  Company........       343,446       1,292        705,402      802,943      28,416       43,438       6,098       9,237
 Net transfers
  (to) from other
  sub-accounts...    15,568,234     212,767     (6,944,777)   6,063,750   1,522,934    2,277,518     603,870     359,863
 Net transfers to
  Metropolitan
  Life Insurance
  Company
  Surrenders and
  other
  withdrawals....      (510,419)       (428)    (3,220,796)  (5,374,982)    (79,547)     (45,450)    (14,906)     (8,068)
 Annuity
  benefits.......        (3,037)        --        (141,335)     (64,260)        --           --          --          --
                    -----------    --------   ------------  -----------  ----------   ----------    --------    --------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  CONTRACT-
  RELATED
  TRANSACTIONS...    15,398,224     213,631     (9,601,506)   1,427,451   1,471,803    2,275,506     595,062     361,032
                    -----------    --------   ------------  -----------  ----------   ----------    --------    --------
 Net increase in
  net assets.....    15,846,396     206,185    (18,386,012)     945,640   1,523,194    2,295,362     545,047     365,805
 NET ASSETS, AT
  BEGINNING OF
  THE PERIOD.....           --          --      70,020,056          --          --           --          --          --
                    -----------    --------   ------------  -----------  ----------   ----------    --------    --------
 NET ASSETS, AT
  END OF THE
  PERIOD.........   $15,846,396    $206,185   $ 51,634,044  $   945,640  $1,523,194   $2,295,362    $545,047    $365,805
                    ===========    ========   ============  ===========  ==========   ==========    ========    ========
                    SMALL CAP++
                      GROWTH
                      CLASS B
                    SUB-ACCOUNT
                    -----------
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)..    $ (3,413)
 Net realized and
  unrealized gain
  (loss) on
  investments....        (702)
                    -----------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS.....      (4,115)
 FROM CONTRACT-
  RELATED
  TRANSACTIONS
 Net premiums
  transferred
  from
  Metropolitan
  Life Insurance
  Company........       5,127
 Net transfers
  (to) from other
  sub-accounts...     537,506
 Net transfers to
  Metropolitan
  Life Insurance
  Company
  Surrenders and
  other
  withdrawals....      (8,815)
 Annuity
  benefits.......      (1,018)
                    -----------
 NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  CONTRACT-
  RELATED
  TRANSACTIONS...     532,800
                    -----------
 Net increase in
  net assets.....     528,685
 NET ASSETS, AT
  BEGINNING OF
  THE PERIOD.....         --
                    -----------
 NET ASSETS, AT
  END OF THE
  PERIOD.........    $528,685
                    ===========

+ For the period January 22, 2001 (Commencement of Operations) through December
  31, 2001.
++ For the period May 1, 2001 (Commencement of Operations) through December 31,
   2001.
+++ For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.


                       See Notes to Financial Statements

                    MET INVESTORS SERIES TRUST                           AMERICAN FUNDS INSURANCE SERIES
------------------------------------------------------------------- ------------------------------------------
  BOND++                                   MID CAP++   RESEARCH++                                   GLOBAL++
 DEBENTURE   TOTAL RETURN++ INNOVATIONS++   GROWTH    INTERNATIONAL  GROWTH++    GROWTH & INCOME++  SMALL CAP
  CLASS B       CLASS B        CLASS B      CLASS B      CLASS B      CLASS 2         CLASS 2        CLASS 2
SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
-----------  -------------- ------------- ----------- ------------- -----------  ----------------- -----------
$  2,174       $   11,173     $   (737)    $ (4,900)    $ (1,161)   $   30,798      $   (2,793)     $    261
   1,184          (15,643)       3,926      (29,854)      (3,170)       56,962          52,034        20,339
--------       ----------     --------     --------     --------    ----------      ----------      --------
   3,358           (4,470)       3,189      (34,754)      (4,331)       87,760          49,241        20,600
   1,519           61,877        2,909       13,620          540        50,982          30,346         5,200
 272,704        1,997,272      100,594      697,523      227,490     2,859,554       2,729,423       359,018
   (561)          (54,097)         (43)      (1,939)        (909)      (77,403)       (204,847)       (1,180)
     --            (2,617)      (1,224)         --           --            --           (2,998)          --
--------       ----------     --------     --------     --------    ----------      ----------      --------
 273,662        2,002,435      102,236      709,204      227,121     2,833,133       2,551,924       363,038
--------       ----------     --------     --------     --------    ----------      ----------      --------
 277,020        1,997,965      105,425      674,450      222,790     2,920,893       2,601,165       383,638
     --               --           --           --           --            --              --            --
--------       ----------     --------     --------     --------    ----------      ----------      --------
$277,020       $1,997,965     $105,425     $674,450     $222,790    $2,920,893      $2,601,165      $383,638
========       ==========     ========     ========     ========    ==========      ==========      ========
             VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------
  EQUITY-
   INCOME       OVERSEAS
  INITIAL       INITIAL
   CLASS         CLASS
SUB-ACCOUNT   SUB-ACCOUNT       TOTAL
------------- ------------- ---------------
$  6,671,415  $  9,097,237  $   75,370,923
 (15,746,557)  (26,871,043)   (289,252,451)
------------- ------------- ---------------
  (9,075,142)  (17,773,806)   (213,881,528)
   2,482,857     1,780,929      36,479,010
  (6,546,272)   (8,963,411)            --
 (13,947,037)   (8,190,643)   (211,967,020)
    (658,590)     (214,739)     (8,046,436)
------------- ------------- ---------------
 (18,669,042)  (15,587,864)   (183,534,446)
------------- ------------- ---------------
 (27,744,184)  (33,361,670)   (397,415,974)
 141,335,048    86,455,821   1,914,977,932
------------- ------------- ---------------
$113,590,864  $ 53,094,151  $1,517,561,958
============= ============= ===============


                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                          ------------------------------------------------------------------------------------------------
                             CAPITAL         BOND         MONEY         STOCK                      MID CAP       GROWTH
                             GROWTH         INCOME        MARKET        INDEX        MANAGED        VALUE      AND INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
FROM INVESTMENT
 ACTIVITIES:
Net investment income
 (loss)..                 $  (5,857,654) $ (1,475,834) $  3,338,557  $ (1,055,677) $  1,069,430  $  (411,556) $  1,061,599
Net realized and
 unrealized gain (loss)
 on investments.........    (42,284,552)    7,969,295           --     (7,269,666)   (7,195,776)   5,344,549    (7,540,153)
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets derived from
 investment activities..    (48,142,206)    6,493,461     3,338,557    (8,325,343)   (6,126,346)   4,932,993    (6,478,554)
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
FROM CONTRACT-RELATED
 TRANSACTIONS:
Net premiums transferred
 from Metropolitan Life
 Insurance Company......     13,881,635     2,088,563     2,601,320     1,203,023     1,987,128      980,455     2,604,729
Net transfers (to) from
 other sub-accounts.....    (47,757,382)  (11,021,695)  (14,481,042)    4,820,158    (6,878,409)   1,228,953    (8,299,025)
Adjustments to reserves
 for policy credits.....         34,210        13,086    27,188,174         8,367         8,181       17,459        26,932
Net transfers to
 Metropolitan
 Life Insurance Company
 Surrenders and other
 withdrawals............   (106,452,196)  (17,008,767)  (25,182,603)  (13,154,096)  (22,866,554)  (4,559,852)  (11,787,454)
 Annuity benefits.......     (4,227,810)   (1,067,490)     (858,622)     (336,182)   (1,018,219)    (142,785)     (488,125)
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets derived from
 contact-related
 transactions...........   (144,521,543)  (26,996,303)  (10,732,773)   (7,458,730)  (28,767,873)  (2,475,770)  (17,942,943)
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
Net increase (decrease)
 in net assets..........   (192,663,749)  (20,502,842)   (7,394,216)  (15,784,073)  (34,894,219)   2,457,223   (24,421,497)
NET ASSETS, AT BEGINNING
 OF THE YEAR............    831,874,991   118,476,911    79,884,143    85,804,129   148,619,426   30,604,978   107,678,284
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
NET ASSETS, AT END OF
 THE YEAR...............  $ 639,211,242  $ 97,974,069  $ 72,489,927  $ 70,020,056  $113,725,207  $33,062,201  $ 83,256,787
                          =============  ============  ============  ============  ============  ===========  ============

--------
* On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.
+ For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.


                       See Notes to Financial Statements

 ------------------------------------------------------------------------------------------------------------------------------
                                                         INTERNATIONAL                  STRATEGIC
    SMALL          U.S.                       EQUITY        MAGNUM        VENTURE         BOND         PUTNAM       EQUITY-
     CAP        GOVERNMENT     BALANCED       GROWTH        EQUITY         VALUE      OPPORTUNITIES INTERNATIONAL    INCOME
 SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT+  SUB-ACCOUNT
 ------------   -----------  ------------  ------------  -------------  ------------  ------------- ------------- ------------
 $   (510,076)  $  (170,675) $   (493,611) $   (743,487) $     88,979   $ (2,510,515)  $  (394,616)  $     2,084  $ 11,282,123
    1,823,980     1,206,111      (843,598)  (36,448,026)   (2,999,047)    15,436,924     1,803,772       441,691    (3,238,873)
 ------------   -----------  ------------  ------------  ------------   ------------   -----------   -----------  ------------
    1,313,904     1,035,436    (1,337,209)  (37,191,513)   (2,910,068)    12,926,409     1,409,156       443,775     8,043,250
 ------------   -----------  ------------  ------------  ------------   ------------   -----------   -----------  ------------
    2,794,914       210,436     1,164,735     6,849,328       459,278      4,821,483       555,079       256,981     3,089,897
   29,469,028      (222,180)   (8,060,711)   48,201,179   (15,364,181)    27,348,206    (3,148,350)   19,747,359   (21,235,840)
       26,363         2,957        14,542        40,024        11,206         35,226        12,578           --         23,599
  (13,690,659)   (1,654,489)   (4,751,001)  (35,719,353)   (2,860,603)   (24,769,943)   (2,934,698)     (268,004)  (21,671,320)
     (165,395)     (211,786)     (223,592)     (448,994)      (59,932)      (372,653)     (219,614)           83      (863,637)
 ------------   -----------  ------------  ------------  ------------   ------------   -----------   -----------  ------------
   18,434,251    (1,875,062)  (11,856,027)   18,922,184   (17,814,232)     7,062,319    (5,735,005)   19,736,419   (40,657,301)
 ------------   -----------  ------------  ------------  ------------   ------------   -----------   -----------  ------------
   19,748,155      (839,626)  (13,193,236)  (18,269,329)  (20,724,300)    19,988,728    (4,325,849)   20,180,194   (32,614,051)
   79,817,059    13,446,117    44,231,833   224,926,059    20,747,061    162,444,292    29,270,416           --    173,949,099
 ------------   -----------  ------------  ------------  ------------   ------------   -----------   -----------  ------------
 $ 99,565,214   $12,606,491  $ 31,038,597  $206,656,730  $     22,761   $182,433,020   $24,944,567   $20,180,194  $141,335,048
 ============   ===========  ============  ============  ============   ============   ===========   ===========  ============
-------------------------------------------------------------------------------------------------------------------------------

   OVERSEAS
 SUB-ACCOUNT       TOTAL
 ------------- ---------------
 $ 10,119,102  $   13,338,173
  (33,225,754)   (107,019,123)
 ------------- ---------------
  (23,106,652)    (93,680,950)
 ------------- ---------------
    2,609,437      48,158,421
    5,653,932             --
       24,620      27,487,524
  (14,275,008)   (323,606,600)
     (528,917)    (11,233,670)
 ------------- ---------------
   (6,515,936)   (259,194,325)
 ------------- ---------------
  (29,622,588)   (352,875,275)
  116,078,409   2,267,853,207
 ------------- ---------------
 $ 86,455,821  $1,914,977,932
 ============= ===============


                       See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS.

  The New England Variable Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a funding vehicle for individual variable annuity contracts. The operations of the Account are part of Metropolitan Life Insurance Company (the "Company"). Prior to August 30, 1996, the Account was a part of New England Mutual Life Insurance Company. Effective August 30, 1996, New England Mutual Life Insurance Company merged into Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife Inc., a publicly traded company. The Account has thirty-seven investment sub-accounts as of December 31, 2001, each of which invests in one series of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc. (Met Series Fund), the Variable Insurance Products Fund, the MFS Investors Series Trust, and the American Funds Insurance Series. The Zenith Fund, Met Series Fund, the Variable Insurance Products Fund ("VIP"), MFS Investors Series Trust, and the American Funds Insurance Series are diversified, open-end management investment companies. The series of the Zenith Fund and portfolios of the Met Series Fund, Variable Insurance Products Fund, MFS Investors Series Trust, and the American Funds Insurance Series in which the sub-accounts invest are referred to herein as the "Eligible Funds."

2. SIGNIFICANT ACCOUNTING POLICIES.

  The following is a summary of the significant accounting policies consistently followed by the Account.

A. Security Valuation--The Eligible Fund shares are valued at the closing net asset value per share as determined by each fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Standard Time) on each day the Exchange is open for trading.

B. Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date (the date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Net investment income and net realized and unrealized gains and losses on investments are allocated to the contracts on each valuation date based upon the contract's pro rata share of each sub-account. Realized gains and losses from sales of investments are computed on the basis of first in first out.

C. Federal Income Taxes--The operations of the Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the earnings associated with and credited to the contracts.

D. Annuity Reserves--Annuity reserves are computed for currently payable contracts according to the 1983-a Mortality Tables. The assumed interest rate may be 0%, 3.5%, or 5% as elected by the annuitant and as regulated by laws of the respective states. Adjustments to annuity reserves are reimbursed to or from the Company. For contracts payable on or after January 1, 1998 annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

E. Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

3. PURCHASES AND SALES OF INVESTMENT SECURITIES.

  The following table shows the aggregate cost of shares purchased and proceeds from sales of Eligible Funds for the year ended December 31, 2001:

         SERIES                                         PURCHASES     SALES
         ------                                        ----------- ------------
NEW ENGLAND ZENITH FUND:
Capital Growth Series................................. $ 8,252,726 $103,609,000
State Street Research Bond Income Series..............  21,030,369   14,703,185
State Street Research Money Market Series.............  28,186,865   30,098,729
MFS Total Return Series...............................  22,498,333   20,881,063
Harris Oakmark Midcap Value Series....................  21,186,167    2,224,002
Westpeak Growth and Income Series.....................     815,917   12,138,417
Loomis Sayles Small Cap Series........................   6,633,589   14,934,255
Salomon Brothers U.S. Government Series...............   7,113,445    3,513,646
Loomis Sayles Balanced Series.........................   2,084,464    4,805,643
Alger Equity Growth Series............................  12,245,300   22,722,145
Davis Venture Value Series............................  21,402,216   11,999,141
Salomon Brothers Strategic Bond Opportunities Series..   3,525,939    4,575,291
MFS Investors Trust Series............................     273,750       19,379
MFS Research Managers Series..........................     112,572        1,816
METROPOLITAN SERIES FUND, INC.:
Putnam International Stock Portfolio..................   2,167,043    3,763,001
Putnam Large Cap Portfolio............................   1,852,920      513,021
Janus Mid Cap Portfolio...............................   3,698,079      779,090
Russell 2000 Index Portfolio..........................   1,296,646      104,745
MetLife Stock Index Portfolio.........................  21,244,710    8,086,501
MetLife Mid Cap Stock Index Portfolio.................   1,696,022      235,251
Morgan Stanley EAFE Index Portfolio...................     656,218       75,600
Lehman Brothers Aggregate Bond Index Portfolio........   2,645,278      377,531
State Street Research Aurora Small Cap Value
 Portfolio............................................  16,108,349      864,974
Janus Growth Portfolio................................     306,865       47,990
Neuberger Berman Partners Mid Cap Value Portfolio.....     537,045      191,913
Franklin Templeton Small Cap Growth Portfolio.........     569,511       48,834
State Street Investment Trust Portfolio...............     218,371        6,516
VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity-Income Portfolio..................   9,951,432   16,759,261
Fidelity VIP Overseas Portfolio.......................  14,155,968   24,896,277
METLIFE INVESTORS SERIES FUND:
Lord Abbett Bond Debenture Portfolio..................     288,860       14,442
PIMCO Total Return Portfolio..........................   2,293,671      297,021
PIMCO Innovations Portfolio...........................     143,754       53,800
MFS Mid Cap Growth Portfolio..........................     723,399       22,299
MFS Research International Portfolio..................     227,294        1,372
AMERICAN FUNDS INSURANCE SERIES FUND:
American Funds Growth Fund............................     375,870       16,102
American Funds Growth & Income Fund...................   2,838,351      314,120
American Funds Global Small Capitalization Fund.......   3,064,273      270,484

  The Account purchases or redeems shares of the thirty-seven Eligible Funds based on the amount of net premiums invested in the account, transfers among the sub-accounts, policy loans, surrender payments, and annuity payments.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

4. CHARGES DEDUCTED BY THE COMPANY.

A. Administrative charge--a fixed administrative charge of $30.00 per contract year is deducted from the contract value on each contract anniversary.

B. Mortality and expense risk and administrative asset charges--a charge for the mortality/expense risk assumed by the Company and for administrative expenses, equal to an annual rate of 1.35% to 1.60%of the net assets of the Account is deducted on a daily basis, depending on the sub-account selected. The mortality risk is the risk that guaranteed annuity payments or minimum death benefit payments made by the Company exceed amounts deducted from the net assets of the Account. The expense risk is the risk that administrative costs incurred by the Company exceed amounts deducted from the net assets of the account.

C. Contingent deferred sales charge--In the event of a partial or full surrender, a contingent deferred sales charge may be imposed. Charges for investment Advisory fees and other expenses are deducted from the assets of the Eligible Funds.

5. INVESTMENT ADVISERS.

  MetLife Advisers, LLC (formerly, New England Investment Management, LLC.) is the investment adviser for all series of the Zenith Fund. The Chart below shows the sub-adviser for each series of the Zenith Fund. MetLife Advisers, which is an affiliate of MetLife, and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.


              SERIES                                 SUB-ADVISER
              ------                ---------------------------------------------
                                    Capital Growth Management Limited
Capital Growth                       Partnership*
State Street Research Money Market  State Street Research and Management
                                     Company**
State Street Research Bond Income   State Street Research and Management
                                     Company**
MFS Total Return+                   Massachusetts Financial Services Company**
Westpeak Growth and Income          Westpeak Investment Advisors, L.P.
Harris Oakmark Mid Cap Value****    Harris Associates L.P.
Loomis Sayles Small Cap             Loomis, Sayles & Company, L.P.
Balanced***                         Wellington Management Company, LLP.
Davis Venture Value*****            Davis Selected Advisers, L.P.
Alger Equity Growth                 Fred Alger Management, Inc.
Salomon Brothers U.S. Government    Salomon Brothers Asset Management, Inc
Salomon Brothers Strategic Bond
 Opportunities                      Salomon Brothers Asset Management, Inc
MFS Investors Trust                 Massachusetts Financial Services Company
MFS Research Managers               Massachusetts Financial Services Company

--------
    * Effective May 1, 2001, MetLife Advisers became the investment adviser to the Capital Growth Series and Capital Growth Management Limited Partnership became the subadviser.
   **  Prior to July 1, 2001, Back Bay Advisers, L.P. was the sub-adviser.
  ***  Prior to May 1, 2000, Loomis Sayles & Company was the sub-adviser.
 **** Prior to May 1, 2000, Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. was sub-adviser. Prior to May 1, 1998, Loomis Sayles & Company, LLP was the sub-adviser.
***** Davis Selected may also delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary of Davis Selected.
    +  Formerly, the Back Bay Advisors Managed Series.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

  The MetLife Stock Index Portfolio was substituted for the Westpeak Stock Index Series on April 27, 2001. The Westpeak Stock Index Series is no longer available for investment under the contracts.

  MetLife Advisers became investment manager for the Metropolitan Series Fund Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company was the investment manager. The following chart shows the sub-investment manager for each portfolio of the Metropolitan Series Fund.

     PORTFOLIO                                          SUB-INVESTMENT MANAGER
     ---------                                ------------------------------------------
Putnam Large Cap Growth                       Putnam Investment Management, LLC
Janus Mid Cap                                 Janus Capital Corporation
Russell 2000 Index                            Metropolitan Life Insurance Company *
Putnam International Stock                    Putnam Investment Management, LLC
MetLife Stock Index                           Metropolitan Life Insurance Company *
MetLife Mid Cap Stock Index                   Metropolitan Life Insurance Company *
Morgan Stanley EAFE Index                     Metropolitan Life Insurance Company *
Lehman Brothers Aggregate Bond Index          Metropolitan Life Insurance Company *
State Street Research Aurora Small Cap Value  State Street Research & Management Company
Janus Growth                                  Janus Capital Corporation
Neuberger Berman Partners Mid Cap             Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth           Franklin Advisers, Inc.
State Street Research Investment Trust        State Street Research & Management Company

--------
* Metropolitan Life Insurance Company became sub-investment manager on May 1, 2001.

  Met Investors Advisory LLC has the overall responsibility for the general management and administration of all of the Portfolios of the Met Investors Series Trust. The following chart shows the adviser for each portfolio of the Met Investors Series Trust.

     PORTFOLIO                               ADVISER
     ---------              -----------------------------------------
Lord Abbett Bond Debenture  Lord, Abbett & Co.
MFS Mid Cap Growth          Massachusetts Financial Services Company
MFS Research International  Massachusetts Financial Services Company
PIMCO Total Return          Pacific Investment Management Company LLC
PIMCO Innovation            PIMCO Equity Advisors

  Capital Research and Management Company is the investment adviser for the American Funds Insurance Series.

  Fidelity Management & Research Company is the investment adviser for the Variable Insurance Products Fund.

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

6. VARIABLE ANNUITY CONTRACT UNIT ACTIVITY.

  A summary of units outstanding for variable annuity contracts at December 31, 2001:

                                      STATE STREET   STATE STREET                    HARRIS
                           CAPITAL    RESEARCH BOND    RESEARCH       MFS TOTAL   OAKMARK MID
                           GROWTH      INCOME SUB-   MONEY MARKET      RETURN      CAP VALUE
                         SUB-ACCOUNT     ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                         -----------  ------------- --------------- ------------- ------------
Units Outstanding
 1/1/01.................  27,364,614    25,348,903     31,587,553     30,014,285   15,593,693
Units Purchased.........   1,203,026     6,128,883     23,672,110      1,317,847   12,508,470
Units Redeemed..........  (6,001,929)   (6,370,030)   (25,408,185)   (6,831,067)  (4,836,430)
                         -----------   -----------    -----------    -----------  -----------
Units Outstanding
 12/31/01...............  22,565,711    25,107,756     29,851,478     24,501,075   23,265,733
                         ===========   ===========    ===========    ===========  ===========
                          WESTPEAK                      SALOMON
                         GROWTH AND   LOOMIS SAYLES    BROTHERS                   ALGER EQUITY
                           INCOME       SMALL CAP   U.S. GOVERNMENT BALANCED SUB-    GROWTH
                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      ACCOUNT    SUB-ACCOUNT
                         -----------  ------------- --------------- ------------- ------------
Units Outstanding
 1/1/01.................  29,466,287    39,281,394      8,874,230     19,606,177   64,809,207
Units Purchased.........   1,878,622     3,277,926      5,472,478      1,736,243    5,372,302
Units Redeemed..........  (7,417,103)  (11,522,339)    (3,519,523)    (4,094,519) (16,597,571)
                         -----------   -----------    -----------    -----------  -----------
Units Outstanding
 12/31/01...............  23,927,806    31,036,981     10,827,185     17,247,901   53,583,938
                         ===========   ===========    ===========    ===========  ===========

                                         SALOMON
                                        BROTHERS
                            DAVIS       STRATEGIC       PUTNAM
                           VENTURE        BOND       INTERNATIONAL       VIP
                            VALUE     OPPORTUNITIES      STOCK      EQUITY-INCOME VIP OVERSEAS
                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                         -----------  ------------- --------------- ------------- ------------
Units Outstanding
 1/1/01.................  59,644,558    16,337,092     13,507,918     28,617,928   33,830,970
Units Purchased.........   6,960,664     1,971,967      3,503,142      1,673,151    6,640,370
Units Redeemed.......... (12,527,850)   (3,497,249)    (4,527,025)    (5,746,005) (13,807,567)
                         -----------   -----------    -----------    -----------  -----------
Units Outstanding
 12/31/01...............  54,077,372    14,811,810     12,484,035     24,545,074   26,663,773
                         ===========   ===========    ===========    ===========  ===========

                             MFS           MFS
                          INVESTORS     RESEARCH        PUTNAM                    RUSSELL 2000
                            TRUST     MANAGERS SUB-    LARGE CAP    JANUS MID CAP    INDEX
                         SUB-ACCOUNT     ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                         -----------  ------------- --------------- ------------- ------------
Units Outstanding
 1/1/01.................         --            --             --             --           --
Units Purchased.........     340,598       139,506      3,743,382      2,234,999    1,187,201
Units Redeemed..........     (25,787)       (9,813)    (1,174,119)      (604,648)    (141,002)
                         -----------   -----------    -----------    -----------  -----------
Units Outstanding
 12/31/01...............     314,811       129,693      2,569,263      1,630,351    1,046,199
                         ===========   ===========    ===========    ===========  ===========

                                                                       LEHMAN
                                         METLIFE                      BROTHERS
                           METLIFE       MID CAP    MORGAN STANLEY    AGGREGATE
                         STOCK INDEX   STOCK INDEX    EAFE INDEX     BOND INDEX   JANUS GROWTH
                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                         -----------  ------------- --------------- ------------- ------------
Units Outstanding
 1/1/01.................         --            --             --             --           --
Units Purchased.........  17,649,424     1,764,179        730,757      2,434,040      394,435
Units Redeemed..........  (3,304,303)     (315,652)       (88,978)      (414,600)     (49,761)
                         -----------   -----------    -----------    -----------  -----------
Units Outstanding
 12/31/01...............  14,345,121     1,448,527        641,779      2,019,440      344,674
                         ===========   ===========    ===========    ===========  ===========

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

                                                           STATE
                                            FRANKLIN      STREET
                            NEUBERGER      TEMPLETON     RESEARCH    LORD ABBETT
                         BERMAN PARTNERS   SMALL CAP    INVESTMENT      BOND      PIMCO TOTAL
                          MID CAP VALUE      GROWTH        TRUST      DEBENTURE     RETURN
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                         --------------- -------------- ----------- ------------- -----------
Units Outstanding
 1/1/01.................          --            --            --           --            --
Units Purchased.........      378,253       670,624        32,705      209,481     2,234,638
Units Redeemed..........     (132,792)      (61,396)         (977)      (9,507)     (346,643)
                           ----------       -------       -------      -------     ---------
Units Outstanding
 12/31/01...............      245,461       609,228        31,728      199,974     1,887,995
                           ==========       =======       =======      =======     =========

                          STATE STREET                      MFS                    AMERICAN
                         RESEARCH AURORA     PIMCO        MID CAP   MFS RESEARCH     FUNDS
                         SMALL CAP VALUE   INNOVATION     GROWTH    INTERNATIONAL   GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                         --------------- -------------- ----------- ------------- -----------
Units Outstanding
 1/1/01.................          --            --            --           --            --
Units Purchased.........   13,580,247       253,415       848,792      264,577       289,368
Units Redeemed..........   (2,315,343)      (77,131)      (25,814)      (2,577)      (27,477)
                           ----------       -------       -------      -------     ---------
Units Outstanding
 12/31/01...............   11,264,904       176,284       822,978      262,000       261,891
                           ==========       =======       =======      =======     =========

                                         AMERICAN FUNDS
                         AMERICAN FUNDS   GLOBAL SMALL
                          GROWTH-INCOME  CAPITALIZATION
                           SUB-ACCOUNT    SUB-ACCOUNT
                         --------------- --------------
Units Outstanding
 1/1/01.................          --            --
Units Purchased.........      397,592       299,689
Units Redeemed..........      (82,111)      (14,975)
                           ----------       -------
Units Outstanding
 12/31/01...............      315,481       284,714
                           ==========       =======

7. UNIT VALUES.

  A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for the period ended December 31, 2001 or lesser time period if applicable.

                                                        2001
                          ------------------------------------------------------------------
                                          STATE
                                         STREET     STATE STREET
                            CAPITAL     RESEARCH      RESEARCH   HARRIS OAKMARK     MFS
                            GROWTH     BOND INCOME  MONEY MARKET MID CAP VALUE  TOTAL RETURN
                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                          -----------  -----------  ------------ -------------- ------------
Units 2001..............  22,565,711   25,107,756    29,851,478    23,265,733    24,501,075
Unit Value..............  $    19.28   $     4.15    $     2.36    $     2.68    $     3.60
Net Assets (In
 thousands).............     435,031      104,128        70,557        62,348        88,083
Investment Income Ratio
 to Average Net Assets
 (1)....................         1.5%         8.3%          3.8%          0.5%         21.2%
Expenses as a percent of
 Average Net Assets (2).        1.35%        1.35%         1.35%         1.35%         1.35%
Total Return (3)........         -17%           7%            3%           26%           -5%

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

                                                               2001
                          -------------------------------------------------------------------------------
                                                                                                 ALGER
                          WESTPEAK GROWTH   LOOMIS SAYLES    SALOMON BROTHERS                   EQUITY
                            AND INCOME        SMALL CAP       U.S. GOVERNMENT     BALANCED      GROWTH
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                          --------------- ----------------- ------------------- ------------- -----------
Units 2001..............     23,927,806       31,036,981         10,827,185       17,247,901   53,583,938
Unit Value..............    $      2.40      $      2.28        $      1.50      $      1.49  $      2.77
Net Assets (In
 thousands).............         57,421           70,864             16,195           25,744      148,503
Investment Income Ratio
 to Average Net Assets
 (1)....................            0.9%             7.3%               6.4%             4.2%         6.2%
Expenses as a percent of
 Average Net Assets (2).           1.35%            1.35%              1.35%            1.35%        1.35%
Total Return (3)........            -15%             -10%                 5%              -6%         -13%

                                                               2001
                          -------------------------------------------------------------------------------
                                          SALOMON BROTHERS
                           DAVIS VENTURE   STRATEGIC BOND         PUTNAM             VIP          VIP
                               VALUE        OPPORTUNITIES   INTERNATIONAL STOCK EQUITY-INCOME  OVERSEAS
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                          --------------- ----------------- ------------------- ------------- -----------
Units 2001..............     54,077,372       14,811,810         12,484,035       24,545,074   26,663,773
Unit Value..............    $      2.68      $      1.61        $      1.16      $      4.63  $      1.99
Net Assets (In
 thousands).............        145,044           23,845             14,495          113,591       53,094
Investment Income Ratio
 to Average Net Assets
 (1)....................           10.8%             8.2%               3.7%             6.9%        14.6%
Expenses as a percent of
 Average Net Assets (2).           1.35%            1.35%              1.35%            1.35%        1.35%
Total Return (3)........            -12%               5%               -22%              -6%         -22%

                                                               2001
                          -------------------------------------------------------------------------------
                                MFS              MFS              PUTNAM            JANUS       RUSSELL
                          INVESTORS TRUST RESEARCH MANAGERS      LARGE CAP         MID CAP    2000 INDEX
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                          --------------- ----------------- ------------------- ------------- -----------
Units 2001..............        314,811          129,693          2,569,263        1,630,351    1,046,199
Unit Value..............    $      0.82      $      0.99        $      0.48      $      1.49  $      1.19
Net Assets (In
 thousands).............            259              128              1,223            2,424        1,248
Investment Income Ratio
 to Average Net Assets
 (1)....................            0.0%             0.0%               0.0%             0.0%         0.2%
Expenses as a percent of
 Average Net Assets (2).           1.35%            1.35%              1.35%            1.35%        1.35%
Total Return (3)........             -9%               1%               -37%             -43%          -1%

                                                                 2001
                          ------------------------------------------------------------------------------------
                                                                                   LEHMAN
                                               METLIFE                             BROTHERS
                              METLIFE          MID CAP            MORGAN          AGGREGATE      JANUS
                            STOCK INDEX      STOCK INDEX     STANLEY EAFE INDEX  BOND INDEX     GROWTH
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                          --------------- ----------------- ------------------- ------------- -----------
Units 2001..............     14,345,121        1,448,527            641,779        2,019,440      344,674
Unit Value..............    $      3.67      $      1.05        $      0.85      $      1.14  $      0.77
Net Assets (In
 thousands).............         52,580            1,523                545            2,295          264
Investment Income Ratio
 to Average Net Assets
 (1)....................            3.7%             0.3%               0.3%             0.6%         0.0%
Expenses as a percent of
 Average Net Assets (2).           1.35%            1.35%              1.35%            1.35%        1.35%
Total Return (3)........            -28%               1%               -23%               5%         -23%

                                                        2001
                          -----------------------------------------------------------------
                                                          STATE
                                            FRANKLIN     STREET
                          NEUBERGER BERMAN  TEMPLETON   RESEARCH   LORD ABBETT
                              PARTNERS      SMALL CAP  INVESTMENT     BOND        PIMCO
                           MID CAP VALUE     GROWTH       TRUST     DEBENTURE  TOTAL RETURN
                            SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                          ---------------- ----------- ----------- ----------- ------------
Units 2001..............      245,461        609,228     31,728      199,974     1,887,995
Unit Value..............      $  1.49        $  0.87     $ 6.50      $  1.39    $     1.06
Net Assets (In
 thousands).............          366            529        206          277         1,998
Investment Income Ratio
 to Average Net Assets
 (1)....................          0.0%           0.0%       0.0%         2.4%          2.3%
Expenses as a percent of
 Average Net Assets (2).         1.35%          1.35%      1.35%        1.35%         1.35%
Total Return (3)........           -3%           -13%       -13%           0%            6%

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

                                                          2001
                          ---------------------------------------------------------------------
                           STATE STREET
                          RESEARCH AURORA     PIMCO      MFS MID CAP MFS RESEARCH    AMERICAN
                          SMALL CAP VALUE   INNOVATION     GROWTH    INTERNATIONAL FUNDS GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                          --------------- -------------- ----------- ------------- ------------
Units 2001..............     11,264,904       176,284      822,978      262,000      261,891
Unit Value..............    $      1.41      $   0.60     $   0.82     $   0.85      $ 11.15
Net Assets (In
 thousands).............         15,846           105          674          223        2,921
Investment Income Ratio
 to Average Net Assets
 (1)....................            0.4%          0.0%         0.0%         0.0%         3.3%
Expenses as a percent of
 Average Net Assets (2).           1.35%         1.35%        1.35%        1.35%        1.60%
Total Return (3)........             14%          -27%         -16%         -12%         -14%

                                                          2001
                          ---------------------------------------------------------------------
                                          AMERICAN FUNDS
                          AMERICAN FUNDS   GLOBAL SMALL
                           GROWTH-INCOME  CAPITALIZATION
                            SUB-ACCOUNT    SUB-ACCOUNT
                          --------------- --------------
Units 2001..............        315,481       284,714
Unit Value..............    $      8.25      $   1.35
Net Assets (In
 thousands).............          2,601           384
Investment Income Ratio
 to Average Net Assets
 (1)....................            1.1%          1.3%
Expenses as a percent of
 Average Net Assets (2).           1.60%         1.60%
Total Return (3)........             -3%           -9%

-------
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net asset. These ratios excluded those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expense of the underlying fund are excluded.
(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all item included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return calculated for the period indicated or from the effective date through the end of the reporting period.

8. SUBSEQUENT EVENT

Effective May 1, 2002, the Zenith Equity Series (formerly the Capital Growth Series) became a fund of funds that invests equally in three other series of the Zenith Fund--the FI Structured Equity Series, the Jennison Growth Series and the Capital Guardian U.S. Equity Series. Fidelity Management & Research Company is the sub-adviser to the FI Structured Equity Series, Jennison Associates, LLC is the sub-adviser to the Jennison Growth Series and Capital Guardian Trust Company is the sub-adviser to the Capital Guardian U.S. Equity Series. Prior to May 1, 2002, Capital Growth Management Limited Partnership served as sub-adviser to the Capital Growth Series.

Fidelity Management & Research Company became the sub-adviser of the Westpeak Growth and Income Series on May 1, 2002. In connection with the change the Series was renamed the FI Structured Equity Series. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

Effective May 1, 2002, the Harris Oakmark Mid Cap Value Series was renamed the Harris Oakmark Focused Value Series.

Effective May 1, 2002, the State Street Research Aurora Small Cap Value Portfolio was renamed the State Street Research Aurora Portfolio.

                         Independent Auditors' Report

The Board of Directors and Shareholder of
Metropolitan Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
February 12, 2002

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2001 AND 2000
                             (Dollars in millions)

                                                                                           2001     2000
                                                                                         -------- --------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value.................................... $110,601 $112,445
  Equity securities, at fair value......................................................    3,027    2,193
  Mortgage loans on real estate.........................................................   24,626   21,951
  Real estate and real estate joint ventures............................................    4,925    5,504
  Policy loans..........................................................................    7,894    8,158
  Other limited partnership interests...................................................    1,637    1,652
  Short-term investments................................................................    1,168      930
  Other invested assets.................................................................    3,013    2,898
                                                                                         -------- --------
   Total investments....................................................................  156,891  155,731
Cash and cash equivalents...............................................................    3,932    3,419
Accrued investment income...............................................................    1,981    2,040
Premiums and other receivables..........................................................    7,005    7,962
Deferred policy acquisition costs.......................................................   10,471   10,497
Other assets............................................................................    4,750    3,823
Separate account assets.................................................................   62,714   70,250
                                                                                         -------- --------
   Total assets......................................................................... $247,744 $253,722
                                                                                         ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits................................................................ $ 83,493 $ 81,966
  Policyholder account balances.........................................................   54,764   54,095
  Other policyholder funds..............................................................    5,880    5,029
  Policyholder dividends payable........................................................    1,042    1,082
  Policyholder dividend obligation......................................................      708      385
  Short-term debt.......................................................................      345    1,085
  Long-term debt........................................................................    2,380    3,406
  Current income taxes payable..........................................................      162      127
  Deferred income taxes payable.........................................................    1,893      742
  Payables under securities loaned transactions.........................................   12,662   12,301
  Other liabilities.....................................................................    6,981    7,120
  Separate account liabilities..........................................................   62,714   70,250
                                                                                         -------- --------
   Total liabilities....................................................................  233,024  237,588
                                                                                         -------- --------
Commitments and contingencies (Note 11)
Company-obligated mandatorily redeemable securities of subsidiary trusts................      276      118
                                                                                         -------- --------
Stockholder's Equity:
  Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664
   shares issued and outstanding at December 31, 2001 and 2000..........................        5        5
  Additional paid-in capital............................................................   12,825   14,549
  Retained earnings.....................................................................       --      407
  Accumulated other comprehensive income................................................    1,614    1,055
                                                                                         -------- --------
   Total stockholder's equity...........................................................   14,444   16,016
                                                                                         -------- --------
   Total liabilities and stockholder's equity........................................... $247,744 $253,722
                                                                                         ======== ========

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

             CONSOLIDATED STATEMENTS OF INCOME FOR THE YEARS ENDED
                        DECEMBER 31, 2001, 2000 AND 1999
                             (Dollars in millions)

                                                                                           2001    2000     1999
                                                                                          ------- -------  -------
REVENUES
Premiums................................................................................. $17,023 $16,263  $12,088
Universal life and investment-type product policy fees...................................   1,874   1,820    1,433
Net investment income....................................................................  11,791  11,773    9,816
Other revenues...........................................................................   1,532   2,259    1,861
Net investment gains (losses) (net of amounts allocable to other accounts of $(33), $(54)
  and $(67), respectively)...............................................................     927    (418)     (70)
                                                                                          ------- -------  -------
   Total revenues........................................................................  33,147  31,697   25,128
                                                                                          ------- -------  -------
EXPENSES
Policyholder benefits and claims (excludes amounts directly related to net investment
  gains and losses of $(54), $41 and $(21), respectively)................................  18,265  16,935   13,100
Interest credited to policyholder account balances.......................................   3,035   2,935    2,441
Policyholder dividends...................................................................   2,060   1,913    1,690
Payments to former Canadian policyholders................................................      --     327       --
Demutualization costs....................................................................      --     230      260
Other expenses (excludes amounts directly related to net investment gains and losses of
  $21, $(95) and $(46), respectively)....................................................   7,464   7,931    6,462
                                                                                          ------- -------  -------
   Total expenses........................................................................  30,824  30,271   23,953
                                                                                          ------- -------  -------
Income before provision for income taxes.................................................   2,323   1,426    1,175
Provision for income taxes...............................................................     836     477      558
                                                                                          ------- -------  -------
Net income............................................................................... $ 1,487 $   949  $   617
                                                                                          ======= =======  =======
Net income after April 7, 2000 (date of demutualization) (Note 1)........................         $ 1,169
                                                                                                  =======


         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (Dollars in millions)

                                                                                Accumulated Other Comprehensive
                                                                                         Income (Loss)
                                                                               --------------------------------
                                                                                  Net
                                                                               Unrealized   Foreign    Minimum
                                                          Additional           Investment  Currency    Pension
                                                   Common  Paid-in   Retained    Gains    Translation Liability
                                                   Stock   Capital   Earnings   (Losses)  Adjustment  Adjustment  Total
                                                   ------ ---------- --------  ---------- ----------- ---------- -------
Balance at January 1, 1999........................  $--    $    --   $ 13,483   $ 1,540      $(144)      $(12)   $14,867
Comprehensive loss:...............................
  Net income......................................                        617                                        617
  Other comprehensive loss:
   Unrealized investment losses, net of related
    offsets, reclassification adjustments and
    income taxes..................................                               (1,837)                          (1,837)
   Foreign currency translation adjustments.......                                              50                    50
   Minimum pension liability adjustment...........                                                         (7)        (7)
                                                                                                                 -------
   Other comprehensive loss.......................                                                                (1,794)
                                                                                                                 -------
  Comprehensive loss..............................                                                                (1,177)
                                                    ---    -------   --------   -------      -----       ----    -------
Balance at December 31, 1999......................   --         --     14,100      (297)       (94)       (19)    13,690
Policy credits and cash payments to eligible
 policyholders....................................                     (2,958)                                    (2,958)
Common stock issued in demutualization............    5     10,917    (10,922)                                        --
Capital contribution from Parent..................           3,632                                                 3,632
Dividends on common stock.........................                       (762)                                      (762)
Comprehensive income:
  Net loss before date of demutualization.........                       (220)                                      (220)
  Net income after date of demutualization........                      1,169                                      1,169
  Other comprehensive income:
   Unrealized investment gains, net of related
    offsets, reclassification adjustments and
    income taxes..................................                                1,480                            1,480
   Foreign currency translation adjustments.......                                              (6)                   (6)
   Minimum pension liability adjustment...........                                                         (9)        (9)
                                                                                                                 -------
   Other comprehensive income.....................                                                                 1,465
                                                                                                                 -------
  Comprehensive income............................                                                                 2,414
                                                    ---    -------   --------   -------      -----       ----    -------
Balance at December 31, 2000......................    5     14,549        407     1,183       (100)       (28)    16,016
Sale of subsidiary to Holding Company.............              96                 (109)        19                     6
Issuance of warrants - by subsidiary..............              40                                                    40
Dividends on common stock.........................          (1,860)    (1,894)                                    (3,754)
Comprehensive income:
  Net income......................................                      1,487                                      1,487
  Other comprehensive income:
   Cumulative effect of change in accounting for
    derivatives, net of income taxes and
    reclassification adjustment...................                                   22                               22
   Unrealized gains on derivative instruments,
    net of income taxes...........................                                   24                               24
   Unrealized investment gains, net of related
    offsets, reclassification adjustments and
    income taxes..................................                                  679                              679
   Foreign currency translation adjustments.......                                             (58)                  (58)
   Minimum pension liability adjustment...........                                                        (18)       (18)
                                                                                                                 -------
   Other comprehensive income.....................                                                                   649
                                                                                                                 -------
  Comprehensive income............................                                                                 2,136
                                                    ---    -------   --------   -------      -----       ----    -------
Balance at December 31, 2001......................  $ 5    $12,825   $     --   $ 1,799      $(139)      $(46)   $14,444
                                                    ===    =======   ========   =======      =====       ====    =======

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 CONSOLIDATED STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED DECEMBER 31, 2001,
                                 2000 AND 1999
                             (Dollars in millions)

                                                                                     2001      2000      1999
                                                                                   --------  --------  --------
Cash flows from operating activities
Net income........................................................................ $  1,487  $    949  $    617
 Adjustments to reconcile net income to net cash provided by operating activities:
   Depreciation and amortization expenses.........................................      (40)      (88)      173
   Losses from sales of investments and businesses, net...........................     (894)      472       137
   Interest credited to other policyholder account balances.......................    3,035     2,935     2,441
   Universal life and investment-type product policy fees.........................   (1,874)   (1,820)   (1,433)
   Change in premiums and other receivables.......................................      (14)     (164)     (619)
   Change in deferred policy acquisition costs, net...............................     (553)     (519)     (389)
   Change in insurance-related liabilities........................................    3,429     2,590     2,243
   Change in income taxes payable.................................................      871       246        22
   Change in other liabilities....................................................      (57)   (2,193)      874
   Other, net.....................................................................   (1,147)   (1,166)     (183)
                                                                                   --------  --------  --------
Net cash provided by operating activities.........................................    4,243     1,242     3,883
                                                                                   --------  --------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities...............................................................   51,101    57,326    73,120
   Equity securities..............................................................    2,107       899       760
   Mortgage loans on real estate..................................................    1,910     2,163     1,992
   Real estate and real estate joint ventures.....................................    1,090       655     1,062
   Other limited partnership interests............................................      463       422       469
 Purchases of:
   Fixed maturities...............................................................  (51,678)  (63,779)  (72,253)
   Equity securities..............................................................   (3,050)     (863)     (410)
   Mortgage loans on real estate..................................................   (3,412)   (2,836)   (4,395)
   Real estate and real estate joint ventures.....................................     (592)     (407)     (341)
   Other limited partnership interests............................................     (497)     (660)     (465)
 Net change in short-term investments.............................................     (303)    2,382    (1,577)
 Purchase of businesses, net of cash received.....................................       --      (416)   (2,972)
 Proceeds from sales of businesses................................................      921       877        --
 Net change in payable under securities loaned transactions.......................      361     5,840     2,692
 Other, net.......................................................................     (547)     (925)      (71)
                                                                                   --------  --------  --------
Net cash (used in) provided by investing activities............................... $ (2,126) $    678  $ (2,389)
                                                                                   --------  --------  --------

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

             FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (Dollars in millions)

                                                                                     2001      2000      1999
                                                                                   --------  --------  --------
Cash flows from financing activities
 Policyholder account balances:
   Deposits....................................................................... $ 29,012  $ 28,620  $ 18,428
   Withdrawals....................................................................  (25,299)  (28,235)  (20,650)
 Net change in short-term debt....................................................     (740)   (3,095)      608
 Long-term debt issued............................................................      353     1,224        42
 Long-term debt repaid............................................................   (1,379)     (124)     (434)
 Capital contribution from Parent.................................................        6     3,632
 Net proceeds from issuance of company-obligated mandatorily redeemable securities
   of subsidiary trust............................................................      197        --        --
 Cash payments to eligible policyholders..........................................       --    (2,550)       --
 Dividends on common stock........................................................   (3,754)     (762)       --
                                                                                   --------  --------  --------
Net cash used in financing activities.............................................   (1,604)   (1,290)   (2,006)
                                                                                   --------  --------  --------
Change in cash and cash equivalents...............................................      513       630      (512)
Cash and cash equivalents, beginning of year......................................    3,419     2,789     3,301
                                                                                   --------  --------  --------
Cash and cash equivalents, end of year............................................ $  3,932  $  3,419  $  2,789
                                                                                   ========  ========  ========
Supplemental disclosures of cash flow information:
 Cash paid during the year for:
   Interest....................................................................... $    336  $    448  $    388
                                                                                   ========  ========  ========
   Income taxes................................................................... $    453  $    256  $    587
                                                                                   ========  ========  ========
 Non-cash transactions during the year:
   Policy credits to eligible policyholders....................................... $     --  $    408  $     --
                                                                                   ========  ========  ========
   Business acquisitions--assets.................................................. $     --  $ 22,936  $  5,328
                                                                                   ========  ========  ========
   Business acquisitions--liabilities............................................. $     --  $ 22,437  $  1,860
                                                                                   ========  ========  ========
   Business dispositions--assets.................................................. $  6,162  $  1,184  $     --
                                                                                   ========  ========  ========
   Business dispositions--liabilities............................................. $  5,263  $  1,014  $     --
                                                                                   ========  ========  ========
   Real estate acquired in satisfaction of debt................................... $     11  $     22  $     37
                                                                                   ========  ========  ========
   Mortgage note on sale of real estate........................................... $  1,530  $     --  $     --
                                                                                   ========  ========  ========

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

  Business

   Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and financial services to a broad section of individual and institutional customers. The Company offers life insurance, annuities and mutual funds to individuals and group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. ("MetLife" or the "Holding Company").

  Basis of Presentation

   The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

   The accompanying consolidated financial statements include the accounts of Metropolitan Life and its subsidiaries, partnerships and joint ventures in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Closed block assets, liabilities, revenues and expenses are combined on a line by line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. Intercompany accounts and transactions have been eliminated. Metropolitan Insurance and Annuity Company ("MIAC"), which was sold to MetLife in 2001 is included in the accompanying consolidated financial statements until the date of sale. See note 12 "Acquisitions and Dispositions".

   The Company uses the equity method to account for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

   Minority interest related to consolidated entities included in other liabilities was $442 million and $409 million at December 31, 2001 and 2000, respectively.

   Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2001 presentation.

  Summary of Critical Accounting Policies

   The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The critical accounting policies and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

  Investments

   The Company's principal investments are in fixed maturities, mortgage loans, and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivatives

   The Company enters into freestanding derivative transactions to manage the risk associated with variability in cash flows related to the Company's financial assets and liabilities or to changing fair values. The Company also purchases investment securities and issues certain insurance policies with embedded derivatives. The associated financial statement risk is the volatility in net income, which can result from (i) changes in fair value of derivatives that are not designated as hedges, and (ii) ineffectiveness of designated hedges in an environment of changing interest rates or fair values. In addition, accounting for derivatives is complex, as evidenced by significant interpretations of the primary accounting standards which continue to evolve, as well as the significant judgements and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances; however, the use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs

   The Company incurs significant costs in connection with acquiring new insurance business. These costs, which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business (and additional charges to the policyholders) and certain economic variables, such as inflation. These factors enter into management's estimates of gross margins and profits which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred.

  Future Policy Benefits

   The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

   The Company establishes liabilities for unpaid claims and claims expenses for property and casualty insurance. Pricing of this insurance takes into account the expected frequency and severity of losses, the costs of providing coverage, competitive factors, characteristics of the property covered and the insured, and profit considerations. Liabilities for property and casualty insurance are dependent on estimates of amounts payable for claims reported but not settled and claims incurred but not reported. These estimates are influenced by historical experience and actuarial assumptions of current developments, anticipated trends and risk management strategies.

  Reinsurance

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose it to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Litigation

   The Company is a party to a number of legal actions. Given the inherent unpredictability of litigation, it is difficult to estimate the impact of litigation on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty around numerous variables used to determine amounts recorded. It is possible that an adverse outcome in certain cases could have an adverse effect upon the Company's operating results or cash flows in particular quarterly or annual periods. See Note 11 "Commitments and Contingencies".

  General Accounting Policies

  Investments

   The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

   Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

   Real estate, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs.

   Policy loans are stated at unpaid principal balances.

   Short-term investments are stated at amortized cost, which approximates fair value.

   Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by geographic area. The Company regularly reviews residual values and writes down residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets equal to the net statutory reserves are withheld and legally owned by the ceding company. Interest accrues to these funds withheld at rates defined by the treaty terms.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Structured Investment Transactions

   The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return of the investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar type instruments.

   The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on the beneficial interests is recognized using the prospective method in accordance with Emerging Issues Task Force ("EITF") Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments. The SPEs used to securitize assets are not consolidated by the Company because unrelated third parties hold controlling interests through ownership of equity in the SPEs, representing at least three percent of the value of the total assets of the SPE throughout the life of the SPE, and such equity class has the substantive risks and rewards of the residual interest of the SPE.

   The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because unrelated third parties hold controlling interests through ownership of equity in the SPEs, representing at least three percent of the value of the total assets of the SPE throughout the life of the SPE, and such equity class has the substantive risks and rewards of the residual interest of the SPE. The beneficial interests in SPEs where the Company exercises significant influence over the operating and financial policies of the SPE are accounted for in accordance with the equity method of accounting. Impairments of these beneficial interests are included in investment gains and losses. The beneficial interests in SPEs where the Company does not exercise significant influence are accounted for based on the substance of the beneficial interest's rights and obligations. Beneficial interests are accounted for and are included in fixed maturities. These beneficial interests are generally structured notes, as defined by EITF Issue No. 96-12, Recognition of Interest Income and Balance Sheet Classification of Structured Notes, and their income is recognized using the retrospective interest method or the level yield method, as appropriate.

  Derivative Instruments

   The Company uses derivative instruments to manage risk through one of four principal risk management strategies: the hedging of liabilities, invested assets, portfolios of assets or liabilities and anticipated transactions. Additionally, Metropolitan Life enters into income generation and replication derivative transactions as permitted by its derivatives use plan that was approved by the Department. The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit and foreign currency swaps, foreign exchange contracts, and options, including caps and floors.

   On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge, according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are reported in net investment gains or losses.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur,
(v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

   The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments, (ii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, (iii) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies, and (iv) other instruments to hedge the cash flows of various other anticipated transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

   The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments, (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments, and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the consolidated balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

   The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

   The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions ("RSATs"), are a combination of a derivative and a cash security to synthetically create a third replicated security. These derivatives are not designated as hedges. As of December 31, 2001, 15 such RSATs, with notional amounts totaling $205 million, have been created through the combination of a credit default swap and a U.S. Treasury security. The Company records the premiums received on the credit default swaps in investment income over the life of the contract and changes in fair value are recorded in net investment gains and losses.

   The Company enters into written covered call options and net written covered collars to generate additional investment income on the underlying assets it holds. These derivatives are not designated as hedges. The Company records the premiums received as net investment income over the life of the contract and changes in fair value of such options and collars as net investment gains and losses.

  Cash and Cash Equivalents

   The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from ten to 40 years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $1,349 million and $1,287 million at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $94 million, $89 million and $106 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $165 million and $86 million at December 31, 2001 and 2000, respectively. Related amortization expenses was $106 million, $45 million and $5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

  Deferred Policy Acquisition Costs

   The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

   Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

   Deferred policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

   Deferred policy acquisition costs for property and casualty insurance contracts, which are primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

   Value of business acquired, included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

   Information regarding deferred policy acquisition costs is as follows:

                                                 Years Ended December 31,
                                                -------------------------
                                                 2001     2000     1999
                                                -------  -------  -------
                                                  (Dollars in millions)
     Balance at January 1...................... $10,497  $ 9,070  $ 7,028
     Capitalization of policy acquisition costs   2,018    1,805    1,160
     Value of business acquired................      --    1,681      156
                                                -------  -------  -------
            Total..............................  12,515   12,556    8,344
                                                -------  -------  -------
     Amortization allocated to:
        Net investment losses..................      21      (95)     (46)
        Unrealized investment losses...........     128      596   (1,628)
        Other expenses.........................   1,434    1,472      930
                                                -------  -------  -------
            Total amortization.................   1,583    1,973     (744)
                                                -------  -------  -------
     Dispositions and other....................    (461)     (86)     (18)
                                                -------  -------  -------
     Balance at December 31.................... $10,471  $10,497  $ 9,070
                                                =======  =======  =======

   Amortization of deferred policy acquisition costs is allocated to (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized, and
(iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

   Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Goodwill

   The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill has been amortized on a straight-line basis over a period ranging from ten to 30 years through December 31, 2001. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments through 2001 were recognized in operating results when permanent diminution in value was deemed to have occurred.

                                                  Years ended December 31,
                                                  -----------------------
                                                   2001       2000   1999
                                                   -----      -----  ----
                                                   (Dollars in millions)
Net Balance at January 1......................... $ 703      $ 611   $404
Acquisitions.....................................    20        286    237
Amortization.....................................   (47)       (69)   (30)
Dispositions.....................................  (101)      (125)    --
                                                   -----      -----  ----
Net Balance at December 31....................... $ 575      $ 703   $611
                                                   =====      =====  ====

                                              December 31,
                                          ---------------------
                                             2001        2000
                                          ----         ----
                                          (Dollars in millions)
Accumulated Amortization................. $108         $81
                                             ====      ===

   See "--Application of Accounting Pronouncements" below regarding changes in amortization and impairment testing effective January 1, 2002.

  Future Policy Benefits and Policyholder Account Balances

   Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 2% to 11%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

   Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 11%. Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 11%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 11%.

   Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 17%, less expenses, mortality charges, and withdrawals.

   The liability for unpaid claims and claim expenses for property and casualty insurance represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. Revisions of these estimates are included in operations in the year such refinements are made.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

   Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term. Unearned premiums are included in other liabilities.

  Policyholder Dividends

   Policyholder dividends are approved annually by the boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Participating Business

   Participating business represented approximately 18% and 22% of the Company's life insurance in-force, and 82% and 81% of the number of life insurance policies in-force, at December 31, 2001 and 2000, respectively. Participating policies represented approximately 44% and 46%, 47% and 50%, and 50% and 54% of gross and net life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

  Income Taxes

   Metropolitan Life, the Holding Company and includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated based upon a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies. Metropolitan Life has not been subject to the equity tax since the date of demutualization. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

  Reinsurance

   The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

  Stock Based Compensation

   The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25") and has included in the notes to consolidated financial statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, Accounting for Stock-Based Compensation ("SFAS 123") in Note 17.

  Foreign Currency Translation

   Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings.

  Demutualization

   On April 7, 2000 (the "date of demutualization"), Metropolitan Life converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life's plan of reorganization, as amended (the "plan").

   On the date of demutualization, policyholders' membership interests in Metropolitan Life were extinguished and eligible policyholders received, in exchange for their interests, trust interests representing 494,466,664 shares of common stock of MetLife to be held in a trust, cash payments aggregating $2,550 million and adjustments to their policy values in the form of policy credits aggregating $408 million, as provided in the plan. In addition, Metropolitan Life's Canadian branch made cash payments of $327 million in the second quarter of 2000 to holders of certain policies transferred to Clarica Life Insurance Company in connection with the sale of a substantial portion of Metropolitan Life's Canadian operations in 1998, as a result of a commitment made in connection with obtaining Canadian regulatory approval of that sale.

  Application of Accounting Pronouncements

   Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, resulted in a $33 million increase in other comprehensive income, net of income taxes of $18 million, and had no material impact on net income.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

The increase to other comprehensive income is attributable to net gains on cash flow-type hedges at transition. Also at transition, the amortized cost of fixed income securities decreased and other invested assets increased by $22 million, representing the fair value of certain interest rate swaps that were accounted for prior to SFAS 133 using fair value-type settlement accounting. During the year ended December 31, 2001, $18 million of the pre-tax gain reported in accumulated other comprehensive income at transition was reclassified into net investment income. The Financial Accounting Standards Board ("FASB") continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

   Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

   Effective April 1, 2001, the Company adopted EITF 99-20. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

   In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $48 million, $101 million and $65 million for the years ended December 31, 2001, 2000 and 1999, respectively. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing an estimate of the impact of the adoption of SFAS 142, if any, on its consolidated financial statements. The Company has tentatively determined that there will be no significant reclassifications between goodwill and other intangible asset balances, and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the first step of the impairment test, the comparison of the reporting units' fair value to carrying value, by June 30, 2002 and, if necessary, will complete the second step, the estimate of goodwill impairment, by December 31, 2002.

   In July 2001, the Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

   In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

   Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

   Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

2.  September 11, 2001 Tragedies

   On September 11, 2001 a terrorist attack occurred in New York, Washington D.C. and Pennsylvania (collectively, the "tragedies") triggering a significant loss of life and property which had an adverse impact on certain of the Company's businesses. The Company has direct exposures to this event with claims arising from its Individual, Institutional, Reinsurance and Auto & Home insurance coverages, although it believes the majority of such claims have been reported or otherwise analyzed by the Company.

   As of December 31, 2001, the Company's estimate of the total insurance losses related to the tragedies is $208 million, net of income tax of $117 million. This estimate is subject to revision in subsequent periods as claims are received from insureds and claims to reinsurers are identified and processed. Any revision to the estimate of gross losses and reinsurance recoveries in subsequent periods will affect net income in such periods. Reinsurance recoveries are dependent on the continued creditworthiness of the reinsurers, which may be adversely affected by their other reinsured losses in connection with the tragedies.

   The long-term effects of the tragedies on the Company's businesses cannot be assessed at this time. The tragedies have had significant adverse effects on the general economic, market and political conditions, increasing many of the Company's business risks. In particular, the declines in share prices experienced after the reopening of the United States equity markets following the tragedies have contributed, and may continue to contribute, to a decline in separate account assets, which in turn could have an adverse effect on fees earned in the Company's businesses. In addition, the Institutional segment may receive disability claims from individuals suffering from mental and nervous disorders resulting from the tragedies. This may lead to a revision in the Company's estimated insurance losses related to the tragedies. The majority of the Company's disability policies include the provision that such claims be submitted within two years of the traumatic event.

   The Company's general account investment portfolios include investments, primarily comprised of fixed income securities, in industries that were affected by the tragedies, including airline, other travel and lodging and insurance. Exposures to these industries also exist through mortgage loans and investments in real estate. The market value of the Company's investment portfolio exposed to industries affected by the tragedies was approximately $3.0 billion at December 31, 2001.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  Investments

  Fixed Maturities and Equity Securities

   Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                              Gross
                                                                 Cost or   Unrealized
                                                                Amortized ------------- Estimated
                                                                  Cost     Gain   Loss  Fair Value
                                                                --------- ------ ------ ----------
                                                                      (Dollars in millions)
Fixed Maturities:
 Bonds:........................................................
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies................................. $  7,875  $1,004 $   42  $  8,837
   States and political subdivisions...........................    1,486      48     10     1,524
   Foreign governments.........................................    4,206     401     41     4,566
   Corporate...................................................   45,547   1,647    996    46,198
   Mortgage- and asset-backed securities.......................   32,628     870    261    33,237
   Other.......................................................   15,104     925    553    15,476
                                                                --------  ------ ------  --------
     Total bonds...............................................  106,846   4,895  1,903   109,838
   Redeemable preferred stocks.................................      784      12     33       763
                                                                --------  ------ ------  --------
     Total fixed maturities.................................... $107,630  $4,907 $1,936  $110,601
                                                                ========  ====== ======  ========
Equity Securities:.............................................
 Common stocks................................................. $  1,938  $  655 $   75  $  2,518
 Nonredeemable preferred stocks................................      483      28      2       509
                                                                --------  ------ ------  --------
     Total equity securities................................... $  2,421  $  683 $   77  $  3,027
                                                                ========  ====== ======  ========

   Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                                              Gross
                                                                 Cost or   Unrealized
                                                                Amortized ------------- Estimated
                                                                  Cost     Gain   Loss  Fair Value
                                                                --------- ------ ------ ----------
                                                                      (Dollars in millions)
Fixed Maturities:..............................................
 Bonds:........................................................
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies................................. $  8,443  $1,188 $   16  $  9,615
   States and political subdivisions...........................    1,563      79      3     1,639
   Foreign governments.........................................    5,153     341    153     5,341
   Corporate...................................................   47,338   1,124  1,451    47,011
   Mortgage- and asset-backed securities.......................   32,996     697    165    33,528
   Other.......................................................   14,935     436    381    14,990
                                                                --------  ------ ------  --------
     Total bonds...............................................  110,428   3,865  2,169   112,124
   Redeemable preferred stocks.................................      321      --     --       321
                                                                --------  ------ ------  --------
     Total fixed maturities.................................... $110,749  $3,865 $2,169  $112,445
                                                                ========  ====== ======  ========
Equity Securities:.............................................
 Common stocks................................................. $    872  $  785 $   55  $  1,602
 Nonredeemable preferred stocks................................      577      19      5       591
                                                                --------  ------ ------  --------
     Total equity securities................................... $  1,449  $  804 $   60  $  2,193
                                                                ========  ====== ======  ========

   The Company held foreign currency derivatives with notional amounts of $1,925 million and $1,449 million to hedge the exchange rate risk associated with foreign bonds at December 31, 2001 and 2000, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $9,618 million and $9,864 million at December 31, 2001 and 2000, respectively. Non-income producing fixed maturities were insignificant.

   The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:

                                                   Cost or    Estimated
                                                  Amortized     Fair
                                                    Cost        Value
                                                  ---------   ---------
                                                  (Dollars in millions)
           Due in one year or less............... $  3,929    $  3,976
           Due after one year through five years.   19,500      20,147
           Due after five years through ten years   21,661      21,944
           Due after ten years...................   29,128      30,534
                                                  --------    --------
              Total..............................   74,218      76,601
           Mortgage- and asset-backed securities.   32,628      33,237
                                                  --------    --------
              Total bonds........................ $106,846    $109,838
                                                  ========    ========

   Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

   Sales of securities classified as available-for-sale were as follows:

                                        Years ended December 31,
                                        ------------------------
                                          2001    2000    1999
                                        -------  ------- -------
                                         (Dollars in millions)
                Proceeds............... $27,576  $46,205 $59,852
                Gross investment gains. $   634  $   599 $   605
                Gross investment losses $   934  $ 1,520 $   911

   Gross investment losses above exclude writedowns recorded during 2001, 2000 and 1999 for other than temporarily impaired available-for-sale securities of $278 million, $324 million and $133 million, respectively.

   Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

  Securities Lending Program

   The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $13,471 million and $11,746 million and an estimated fair value of $14,404 million and $12,289 million were on loan under the program at December 31, 2001 and 2000, respectively. The Company was liable for cash collateral under its control of $12,662 million and $12,301 million at December 31, 2001 and 2000, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  Structured Investment Transactions

   The Company securitizes high yield debt securities, investment grade bonds and structured finance securities. The Company has sponsored four securitizations with a total of approximately $1.5 billion in financial assets as of December 31, 2001. Two of these transactions included the transfer of assets totaling approximately $289 million from which

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES investment gains, recognized by the Company, were insignificant. The Company's beneficial interests in these SPEs and the related investment income were insignificant as of and for the year ended December 31, 2001.

   The Company invests in structured notes and similar type instruments which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $1.6 billion and $1.3 billion at December 31, 2001 and 2000, respectively. The related income recognized was $44 million and $62 million for the years ended December 31, 2001 and 2000, respectively.

  Assets on Deposit and Held in Trust

   The Company had investment assets on deposit with regulatory agencies with a fair market value of $835 million and $932 million at December 31, 2001 and 2000, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,218 million and $1,234 million at December 31, 2001 and 2000, respectively.

  Mortgage Loans on Real Estate

   Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                      ------------------------------
                                           2001            2000
                                      --------------  --------------
                                      Amount  Percent Amount  Percent
                                      ------- ------- ------- -------
                                           (Dollars in millions)
          Commercial mortgage loans.. $19,502    79%  $16,944    77%
          Agricultural mortgage loans   5,267    21%    4,980    22%
          Residential mortgage loans.       1     0%      110     1%
                                      -------   ---   -------   ---
             Total...................  24,770   100%   22,034   100%
                                                ===             ===
          Less: Valuation allowances.     144              83
                                      -------         -------
             Mortgage loans.......... $24,626         $21,951
                                      =======         =======

   Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 16%, 14% and 7% of the properties were located in California, New York and Florida, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

   In 2001, the Company entered into a commercial loan for $1,530 million with MIAC, a related party, in connection with MIAC's purchase of real estate from the Company.

   Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $644 million and $540 million at December 31, 2001 and 2000, respectively.

   Changes in mortgage loan valuation allowances were as follows:

                                                         Years ended
                                                         December 31,
                                                    ---------------------
                                                     2001    2000   1999
                                                    ----     ----  -----
                                                    (Dollars in millions)
         Balance at January 1...................... $ 83     $ 90  $ 173
         Additions.................................  106       38     40
         Deductions for writedowns and dispositions  (45)     (74)  (123)
         Acquisitions of affiliates................   --       29     --
                                                    ----     ----  -----
         Balance at December 31.................... $144     $ 83  $  90
                                                    ====     ====  =====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                            December 31,
                                                        ---------------------
                                                            2001       2000
                                                           ------    ----
                                                        (Dollars in millions)
   Impaired mortgage loans with valuation allowances... $  816       $592
   Impaired mortgage loans without valuation allowances    315        330
                                                           ------      ----
      Total............................................  1,131        922
   Less: Valuation allowances..........................    140         77
                                                           ------      ----
      Impaired mortgage loans.......................... $  991       $845
                                                           ======      ====

   The average investment in impaired mortgage loans on real estate was $938 million, $912 million and $1,134 million for the years ended December 31, 2001, 2000 and 1999, respectively. Interest income on impaired mortgage loans was $92 million, $76 million and $101 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   The investment in restructured mortgage loans on real estate was $684 million and $784 million at December 31, 2001 and 2000, respectively. Interest income of $52 million, $62 million and $80 million was recognized on restructured loans for the years ended December 31, 2001, 2000 and 1999, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $60 million, $74 million and $92 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   Mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure had an amortized cost of $43 million and $40 million at December 31, 2001 and 2000, respectively.

  Real Estate and Real Estate Joint Ventures

   Real estate and real estate joint ventures consisted of the following:

                                                                    December 31,
                                                               ---------------------
                                                                  2001       2000
                                                                 ------     ------
                                                               (Dollars in millions)
Real estate and real estate joint ventures held-for-investment $5,088      $5,495
Impairments...................................................   (244)       (272)
                                                                 ------     ------
   Total......................................................  4,844       5,223
                                                                 ------     ------
Real estate and real estate joint ventures held-for-sale......    204         417
Impairments...................................................    (88)        (97)
Valuation allowance...........................................    (35)        (39)
                                                                 ------     ------
   Total......................................................     81         281
                                                                 ------     ------
       Real estate and real estate joint ventures............. $4,925      $5,504
                                                                 ======     ======

   Accumulated depreciation on real estate was $1,882 million and $2,337 million at December 31, 2001 and 2000, respectively. Related depreciation expense was $217 million, $224 million and $247 million for the years ended December 31, 2001, 2000 and 1999, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Real estate and real estate joint ventures were categorized as follows:

                                       December 31,
                               ----------------------------
                                    2001           2000
                               -------------  -------------
                               Amount Percent Amount Percent
                               ------ ------- ------ -------
                                   (Dollars in millions)
                   Office..... $3,079    63%  $3,635    66%
                   Retail.....    779    16%     586    10%
                   Apartments.    495    10%     558    10%
                   Land.......    184     4%     202     4%
                   Agriculture     14     0%      84     2%
                   Other......    374     7%     439     8%
                               ------   ---   ------   ---
                      Total... $4,925   100%  $5,504   100%
                               ======   ===   ======   ===

   The Company's real estate holdings are primarily located throughout the United States. At December 31, 2001, approximately 27%, 15% and 13% of the Company's real estate holdings were located in California, New York and Texas, respectively.

   Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                         Years ended
                                                        December 31,
         -                                          --------------------
                                                     2001    2000  1999
                                                    ----     ----  ----
                                                    (Dollars in millions
         Balance at January 1...................... $ 39     $ 34  $ 33
         Additions charged to operations...........   16       17    36
         Deductions for writedowns and dispositions  (20)     (12)  (35)
                                                     ----    ----  ----
         Balance at December 31.................... $ 35     $ 39  $ 34
                                                     ====    ====  ====

   Investment income related to impaired real estate and real estate joint ventures held-for-investment was $57 million, $45 million and $61 million for the years ended December 31, 2001, 2000 and 1999, respectively. Investment (expense) income related to impaired real estate and real estate joint ventures held-for-sale was $(4) million, $18 million and $14 million for the years ended December 31, 2001, 2000 and 1999, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $9 million and $15 million at December 31, 2001 and 2000, respectively.

   The Company owned real estate acquired in satisfaction of debt of $49 million and $66 million at December 31, 2001 and 2000, respectively.

  Leveraged Leases

   Leveraged leases, included in other invested assets, consisted of the following:

                                               December 31,
                 -                         --------------------
                                             2001       2000
                                            ------     ------
                                           (Dollars in millions
                 Investment............... $1,070     $1,002
                 Estimated residual values    505        546
                                            ------     ------
                    Total.................  1,575      1,548
                 Unearned income..........   (404)      (384)
                                            ------     ------
                    Leveraged leases...... $1,171     $1,164
                                            ======     ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from two to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred tax provision related to leveraged leases is $1,077 million and $1,040 million at December 31, 2001 and 2000, respectively.

  Net Investment Income

   The components of net investment income were as follows:

                                                    Years ended December 31,
                                                    ------------------------
                                                      2001    2000    1999
                                                    -------  ------- -------
                                                     (Dollars in millions)
   Fixed maturities................................ $ 8,462  $ 8,529 $ 7,171
   Equity securities...............................      48       41      40
   Mortgage loans on real estate...................   1,838    1,693   1,484
   Real estate and real estate joint ventures......   1,332    1,407   1,426
   Policy loans....................................     527      515     340
   Other limited partnership interests.............      48      142     199
   Cash, cash equivalents and short-term investment     264      271     173
   Other...........................................     268      192      91
                                                    -------  ------- -------
      Total........................................  12,787   12,790  10,924
   Less: Investment expenses.......................     996    1,017   1,108
                                                    -------  ------- -------
      Net investment income........................ $11,791  $11,773 $ 9,816
                                                    =======  ======= =======

  Net Investment Gains (Losses)

   Net investment gains (losses), including changes in valuation allowances, were as follows:

                                                  Years ended December 31,
                                                  -----------------------
                                                   2001     2000    1999
                                                  ------   -------  -----
                                                   (Dollars in millions)
       Fixed maturities.......................... $ (644)  $(1,437) $(538)
       Equity securities.........................     66       192     99
       Mortgage loans on real estate.............    (91)      (18)    28
       Real estate and real estate joint ventures  1,626       101    265
       Other limited partnership interests.......   (161)       (7)    33
       Sales of businesses.......................     25       632     --
       Other.....................................     73        65    (24)
                                                  ------   -------  -----
          Total..................................    894      (472)  (137)
       Amounts allocable to:
          Deferred policy acquisition costs......    (21)       95     46
          Participating contracts................   (105)     (126)    21
          Policyholder dividend obligation.......    159        85     --
                                                  ------   -------  -----
              Net realized investment losses..... $  927   $  (418) $ (70)
                                                  ======   =======  =====

   Investment gains and losses have been reduced by (i) deferred policy acquisition amortization to the extent that such amortization results from investment gains and losses, (ii) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholder's accounts, and (iii) adjustments to the policyholder dividend obligation resulting from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

   Real estate and real estate joint ventures net investment gains for 2001 include $1,630 million related to the sale of real estate to MIAC.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Net Unrealized Investment Gains (Losses)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                        Years ended December 31,
                                                       -------------------------
                                                        2001     2000     1999
                                                       -------  -------  -------
                                                         (Dollars in millions)
Fixed maturities...................................... $ 2,971  $ 1,696  $(1,828)
Equity securities.....................................     606      744      875
Derivatives...........................................      71       --       --
Other invested assets.................................      58       58      153
                                                       -------  -------  -------
   Total..............................................   3,706    2,498     (800)
                                                       -------  -------  -------
Amounts allocable to:
   Future policy benefit loss recognition.............     (30)    (284)    (249)
   Deferred policy acquisition costs..................      (6)     113      709
   Participating contracts............................    (127)    (133)    (118)
   Policyholder dividend obligation...................    (707)    (385)      --
Deferred income taxes.................................  (1,037)    (626)     161
                                                       -------  -------  -------
   Total..............................................  (1,907)  (1,315)     503
                                                       -------  -------  -------
       Net unrealized investment gains (losses)....... $ 1,799  $ 1,183  $  (297)
                                                       =======  =======  =======

The changes in net unrealized investment gains
(losses) were as follows:

                                                        Years ended December 31,
                                                       -------------------------
                                                        2001     2000     1999
                                                       -------  -------  -------
                                                         (Dollars in millions)
Balance at January 1.................................. $ 1,183  $  (297) $ 1,540
Unrealized investment gains (losses) during the year..   1,390    3,298   (6,583)
Unrealized investment gains (losses) relating to:
   Future policy benefit gain (loss) recognition......     254      (35)   1,999
   Deferred policy acquisition costs..................    (128)    (596)   1,628
   Participating contracts............................       6      (15)      94
   Policyholder dividend obligation...................    (322)    (385)      --
Deferred income taxes.................................    (475)    (787)   1,025
Unrealized investment gains of subsidiary at date of
  sale, net of deferred income taxes..................    (109)      --       --
                                                       -------  -------  -------
Balance at December 31................................ $ 1,799  $ 1,183  $  (297)
                                                       =======  =======  =======
Net change in unrealized investment gains (losses).... $   616  $ 1,480  $(1,837)
                                                       =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  Derivative Instruments

   The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2001 and 2000:

                                              2001                                 2000
                              ------------------------------------ ------------------------------------
                                                Current Market or                    Current Market or
                                                    Fair Value                           Fair Value
                              Carrying Notional ------------------ Carrying Notional ------------------
                               Value    Amount  Assets Liabilities  Value    Amount  Assets Liabilities
                              -------- -------- ------ ----------- -------- -------- ------ -----------
                                                        (Dollars in millions)
Financial futures............   $ --   $    --   $ --      $--       $23    $   254   $ 23      $--
Interest rate swaps..........     70     1,849     79        9        41      1,450     41        1
Floors.......................     11       325     11       --        --        325      3       --
Caps.........................      5     8,010      5       --        --     10,070     --       --
Foreign currency swaps.......    162     1,925    188       26        (1)     1,449    114       44
Exchange traded options......    (12)    1,857     --       12         1          9      1       --
Forward exchange contracts...      4        33      4       --        --         --     --       --
Written covered call options.     --        40     --       --        --         40     --       --
Credit default swaps.........     --       270     --       --        --         --     --       --
                                ----   -------   ----      ---       ---    -------   ----      ---
Total contractual commitments   $240   $14,309   $287      $47       $64    $13,597   $182      $45
                                ====   =======   ====      ===       ===    =======   ====      ===


   The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2001 and 2000:

                                December 31, 2000           Terminations/ December 31, 2001
                                 Notional Amount  Additions  Maturities    Notional Amount
                                ----------------- --------- ------------- -----------------
                                                   (Dollars in millions)
BY DERIVATIVE TYPE
Financial futures..............      $   254       $  507      $  761          $    --
Interest rate swaps............        1,450        1,166         767            1,849
Floors.........................          325           --          --              325
Caps...........................       10,070          150       2,210            8,010
Foreign currency swaps.........        1,449          659         183            1,925
Exchange traded options........            9        1,861          13            1,857
Forward exchange contracts.....           --          495         462               33
Written covered call options...           40        1,097       1,097               40
Credit default swaps...........           --          270          --              270
                                     -------       ------      ------          -------
Total contractual commitments..      $13,597       $6,205      $5,493          $14,309
                                     =======       ======      ======          =======
BY STRATEGY
Liability hedging..............      $11,736       $  270      $2,972          $ 9,034
Invested asset hedging.........        1,607        5,046       1,378            5,275
Portfolio hedging..............          254          507         761               --
Anticipated transaction hedging           --          382         382               --
                                     -------       ------      ------          -------
Total contractual commitments..      $13,597       $6,205      $5,493          $14,309
                                     =======       ======      ======          =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2001:

                                                                      Remaining Life
                                                  -------------------------------------------------------
                                                  One Year   After One Year   After Five Years    After
                                                  or Less  Through Five Years Through Ten Years Ten Years  Total
                                                  -------- ------------------ ----------------- --------- -------
                                                                       (Dollars in millions)
Interest rate swaps..............................  $   95        $  627            $  955         $172    $ 1,849
Floors...........................................      --            --               325           --        325
Caps.............................................   3,720         4,270                20           --      8,010
Foreign currency swaps...........................      81           863               707          274      1,925
Exchange traded options..........................   1,857            --                --           --      1,857
Forward exchange contracts.......................      33            --                --           --         33
Written covered call options.....................      40            --                --           --         40
Credit default swaps.............................      15           255                --           --        270
                                                   ------        ------            ------         ----    -------
Total contractual commitments....................  $5,841        $6,015            $2,007         $446    $14,309
                                                   ======        ======            ======         ====    =======

   The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2001 and 2000:

                                2001                        2000
                     --------------------------- ---------------------------
                                Current Market            Current Market or
                                or Fair Value                 Fair Value
                     Notional ------------------ Notional ------------------
                      Amount  Assets Liabilities  Amount  Assets Liabilities
                     -------- ------ ----------- -------- ------ -----------
                                      (Dollars in millions)
    BY TYPE OF HEDGE
    Fair Value...... $   228   $ 23      $ 1     $   212   $ 14      $ 8
    Cash Flow.......     585     62       21         442     32       27
    Not designated..  13,496    202       25      12,943    136       10
                     -------   ----      ---     -------   ----      ---
       Total........ $14,309   $287      $47     $13,597   $182      $45
                     =======   ====      ===     =======   ====      ===

   For the year ended December 31, 2001, the amount related to fair value and cash flow hedge ineffectiveness was insignificant and there were no discontinued fair value or cash flow hedges.

   For the years ended December 31, 2001, 2000 and 1999, the Company recognized net investment income of $32 million, $13 million and $0.3 million, respectively, from the periodic settlement of interest rate and foreign currency swaps.

   For the years ended December 31, 2001, the Company recognized other comprehensive income of $39 million relating to the effective portion of cash flow hedges. At December 31, 2001, the accumulated amount in other comprehensive income relating to cash flow hedges was $71 million. During the year ended December 31, 2001, $19 million of other comprehensive income was reclassified into net investment income primarily due to the SFAS No. 133 transition adjustment. During the next year, other comprehensive income of $17 million related to cash flow hedges is expected to be reclassified into net investment income. The reclassifications are recognized over the life of the hedged item.

   For the year ended December 31, 2001, the Company recognized net investment income of $24 million and net investment gains of $100 million from derivatives not designated as accounting hedges. The use of these non-speculative derivatives is permitted by the Department.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  Fair Value Information

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments were as follows:

                                                                      Notional Carrying Estimated
December 31, 2001                                                      Amount   Value   Fair Value
-----------------                                                     -------- -------- ----------
                                                                         (Dollars in millions)
Assets:
   Fixed maturities..................................................          $110,601  $110,601
   Equity securities.................................................             3,027     3,027
   Mortgage loans on real estate.....................................            24,626    25,815
   Policy loans......................................................             7,894     7,894
   Short-term investments............................................             1,168     1,168
   Cash and cash equivalents.........................................             3,932     3,932
   Mortgage loan commitments.........................................   $532         --        (4)
Liabilities:
   Policyholder account balances.....................................            47,494    47,833
   Short-term debt...................................................               345       345
   Long-term debt....................................................             2,380     2,442
   Payable under securities loaned transactions......................            12,662    12,662
Other:
   Company-obligated mandatorily redeemable securities of subsidiary
     trusts..........................................................               276       276

                                                                      Notional Carrying Estimated
December 31, 2000                                                      Amount   Value   Fair Value
-----------------                                                     -------- -------- ----------
                                                                         (Dollars in millions)
Assets:
   Fixed maturities..................................................          $112,445  $112,445
   Equity securities.................................................             2,193     2,193
   Mortgage loans on real estate.....................................            21,951    22,847
   Policy loans......................................................             8,158     8,158
   Short-term investments............................................               930       930
   Cash and cash equivalents.........................................             3,419     3,419
   Mortgage loan commitments.........................................   $534         --        17
Liabilities:
   Policyholder account balances.....................................            43,196    42,958
   Short-term debt...................................................             1,085     1,085
   Long-term debt....................................................             3,406     3,306
   Payable under securities loaned transactions......................            12,301    12,301
Other:
   Company-obligated mandatorily redeemable securities of subsidiary
     trusts..........................................................               118       118

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  Fixed Maturities and Equity Securities

   The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  Mortgage Loans on Real Estate and Mortgage Loan Commitments

   Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

  Policy Loans

   The carrying values for policy loans approximate fair value.

  Cash and Cash Equivalents and Short-term Investments

   The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  Policyholder Account Balances

   The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

  Short-term and Long-term Debt, Payables Under Securities Loaned Transactions and Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trusts

   The fair values of short-term and long-term debt, payables under securities loaned transactions and Company-obligated mandatorily redeemable securities of subsidiary trusts are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

  Derivative Instruments

   The fair value of derivative instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, floors, foreign exchange contracts, caps, exchange-traded options and written covered call options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

6.  Employee Benefit Plans

  Pension Benefit and Other Benefit Plans

   The Company is both the sponsor and administrator of defined benefit pension plans covering all eligible employees and sales representatives of Metropolitan Life and certain of its subsidiaries. Retirement benefits are based upon years of credited service and final average earnings history.

   The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                            December 31,
                                                   ------------------------------
                                                       Pension
                                                      Benefits     Other Benefits
                                                   --------------  --------------
                                                    2001    2000    2001    2000
                                                   ------  ------  ------  ------
                                                        (Dollars in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year. $4,145  $3,737  $1,542  $1,483
   Service cost...................................    104      98      34      29
   Interest cost..................................    308     291     115     113
   Acquisitions and divestitures..................    (12)    107      --      37
   Actuarial losses...............................    169     176      66      59
   Curtailments and terminations..................    (49)     (3)      9       2
   Change in benefits.............................     29      (2)     --     (86)
   Benefits paid..................................   (268)   (259)    (97)    (95)
                                                   ------  ------  ------  ------
Projected benefit obligation at end of year.......  4,426   4,145   1,669   1,542
                                                   ------  ------  ------  ------
Change in plan assets:
Contract value of plan assets at beginning of year  4,619   4,726   1,318   1,199
   Actual return on plan assets...................   (201)     54     (49)    179
   Acquisitions and divestitures..................    (12)     79      --      --
   Employer and participant contributions.........     23      19       1       3
   Benefits paid..................................   (268)   (259)   (101)    (63)
                                                   ------  ------  ------  ------
Contract value of plan assets at end of year......  4,161   4,619   1,169   1,318
                                                   ------  ------  ------  ------
(Under) over funded...............................   (265)    474    (500)   (224)
Unrecognized net asset at transition..............     --     (31)     --      --
Unrecognized net actuarial losses (gains).........    693       2    (258)   (478)
Unrecognized prior service cost...................    116     109     (49)    (89)
                                                   ------  ------  ------  ------
Prepaid (accrued) benefit cost.................... $  544  $  554  $ (807) $ (791)
                                                   ======  ======  ======  ======
Qualified plan prepaid pension cost............... $  805  $  775
Non-qualified plan accrued pension cost...........   (323)   (263)
Unamortized prior service cost....................     16      14
Accumulated other comprehensive income............     46      28
                                                   ------  ------
Prepaid benefit cost.............................. $  544  $  554
                                                   ======  ======

   The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                                               Non-Qualified
                                                              Qualified Plans      Plans           Total
                                                             ----------------  ------------  ----------------
                                                              2001     2000    2001   2000    2001     2000
                                                             -------  -------  -----  -----  -------  -------
                                                                           (Dollars in millions)
Aggregate projected benefit obligation...................... $(4,006) $(3,775) $(420) $(370) $(4,426) $(4,145)
Aggregate contract value of plan assets (principally Company
  contracts)................................................   4,161    4,619     --     --    4,161    4,619
                                                             -------  -------  -----  -----  -------  -------
Over (under) funded......................................... $   155  $   844  $(420) $(370) $  (265) $   474
                                                             =======  =======  =====  =====  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                               Pension Benefits   Other Benefits
                                             -------------------- ---------------
                                               2001       2000     2001    2000
                                             --------- ---------- ------- -------
Weighted average assumptions at December 31:
Discount rate............................... 6.9%-7.4% 6.9%-7.75% 6%-7.4% 6%-7.5%
Expected rate of return on plan assets......     8%-9%      8%-9%   6%-9%   6%-9%
Rate of compensation increase...............     4%-6%      4%-6%     N/A     N/A

   The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were as follows:

                                                 December 31,
                                      -----------------------------------
                                                   2001              2000
                                      ------------------------------ ----
       Pre-Medicare eligible benefits 9.5% down to 5% over 10 years  6.5%
       Medicare eligible benefits.... 11.5% down to 5% over 10 years   6%

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                        One Percent One Percent
                                                         Increase    Decrease
                                                        ----------- -----------
                                                         (Dollars in millions)
Effect on total of service and interest cost components    $ 15        $ 12
Effect on accumulated postretirement benefit obligation    $137        $114

   The components of periodic benefit costs were as follows:

                                         Pension Benefits     Other Benefits
                                       -------------------  -----------------
                                       2001   2000   1999   2001   2000  1999
                                       -----  -----  -----  -----  ----  ----
                                                (Dollars in millions)
 Service cost......................... $ 104  $  98  $ 100  $  34  $ 29  $ 28
 Interest cost........................   308    291    271    115   113   107
 Expected return on plan assets.......  (402)  (420)  (363)  (108)  (97)  (89)
 Amortization of prior actuarial gains    (2)   (19)    (6)   (27)  (22)  (11)
 Curtailment (credit) cost............    21     (3)   (17)     6     2    10
                                       -----  -----  -----  -----  ----  ----
 Net periodic benefit (credit) cost... $  29  $ (53) $ (15) $  20  $ 25  $ 45
                                       =====  =====  =====  =====  ====  ====

  Savings and Investment Plans

   The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $64 million, $65 million and $45 million for the years ended December 31, 2001, 2000 and 1999, respectively.

7.  Closed Block

   On the date of demutualization, Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES continues, and for appropriate adjustments in such scales if the experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

   The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings. Amounts reported for the period after demutualization are as of April 1, 2000 and for the period beginning on April 1, 2000 (the effect of transactions from April 1, 2000 through April 6, 2000 are not considered material).

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Closed block liabilities and assets designated to the closed block are as follows:

                                                                                             December 31,
                                                                                        ---------------------
                                                                                           2001       2000
                                                                                         -------     -------
                                                                                        (Dollars in millions)
CLOSED BLOCK LIABILITIES
Future policy benefits................................................................. $40,325     $39,415
Other policyholder funds...............................................................     321         278
Policyholder dividends payable.........................................................     757         740
Policyholder dividend obligation.......................................................     708         385
Payables under securities loaned transactions..........................................   3,350       3,268
Other..................................................................................      90          78
                                                                                         -------     -------
   Total closed block liabilities......................................................  45,551      44,164
                                                                                         -------     -------

ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
   Fixed maturities available-for-sale, at fair value (amortized cost: $25,761 and
     $25,657, respectively)............................................................  26,331      25,634
   Equity securities, at fair value (amortized cost: $240 and $52, respectively).......     282          54
   Mortgage loans on real estate.......................................................   6,358       5,801
   Policy loans........................................................................   3,898       3,826
   Short-term investments..............................................................     170         223
   Other invested assets (amortized cost: $137 and $250, respectively).................     159         248
                                                                                         -------     -------
       Total investments...............................................................  37,198      35,786
Cash and cash equivalents..............................................................   1,119         661
Accrued investment income..............................................................     550         557
Deferred income tax receivable.........................................................   1,060       1,234
Premiums and other receivables.........................................................     244         158
                                                                                         -------     -------
   Total assets designated to the closed block.........................................  40,171      38,396
                                                                                         -------     -------
Excess of closed block liabilities over assets designated to to the closed block.......   5,380       5,768
                                                                                         -------     -------
Amounts included in accumulated other comprehensive income:
   Net unrealized investment gains (losses), net of deferred income tax expense
     (benefit) of $219 and $(9), respectively..........................................     389         (14)
   Unrealized derivative gains, net of deferred income taxes of $9.....................      17          --
   Allocated to policyholder dividend obligation, net of deferred income taxes of $255
     and $143, respectively............................................................    (453)       (242)
                                                                                         -------     -------
                                                                                            (47)       (256)
                                                                                         -------     -------
Maximum future earnings to be recognized from closed block assets and liabilities...... $ 5,333     $ 5,512
                                                                                         =======     =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Information regarding the policyholder dividend obligation is as follows:

                                                                                               For the Period
                                                                                    For the    April 7, 2000
                                                                                   Year Ended     through
                                                                                  December 31,  December 31,
                                                                                      2001          2000
                                                                                  ------------ --------------
                                                                                     (Dollars in millions)
Balance at beginning of period (1)...............................................    $ 385          $ --
Change in policyholder dividend obligation before allocable net investment losses      159            85
Net investment losses............................................................     (159)          (85)
Change in unrealized investment and derivative gains.............................      323           385
                                                                                     -----          ----
Balance at end of period.........................................................    $ 708          $385
                                                                                     =====          ====

--------
(1) For the period ended at December 31, 2000, the beginning of the period is April 7, 2000. See Note 1 "Summary of Significant Accounting
    Policies--Demutualization."

   Closed block revenues and expenses were as follows:

                                                                                         For the Period
                                                                                         April 7, 2000
                                                                      For the Year Ended    through
                                                                         December 31,     December 31,
                                                                             2001             2000
                                                                      ------------------ --------------
                                                                            (Dollars in millions)
REVENUES
Premiums.............................................................       $3,658           $2,900
Net investment income................................................        2,711            1,949
Net investment losses (net of amounts allocable to the policyholder
  dividend obligation of $(159) and $(85), respectively).............          (20)            (150)
                                                                            ------           ------
   Total revenues....................................................        6,349            4,699
                                                                            ------           ------
EXPENSES
Policyholder benefits and claims.....................................        3,862            2,874
Policyholder dividends...............................................        1,544            1,132
Change in policyholder dividend obligation (excludes amounts directly
  related to net investment losses of $(159) and $(85), respectively)          159               85
Other expenses.......................................................          508              425
                                                                            ------           ------
   Total expenses....................................................        6,073            4,516
                                                                            ------           ------
Revenues net of expenses before income taxes.........................          276              183
Income taxes.........................................................           97               67
                                                                            ------           ------
Revenues net of expenses and income taxes............................       $  179           $  116
                                                                            ======           ======

   The change in maximum future earnings of the closed block was as follows:

                                                       For the Period
                                                       April 7, 2000
                                    For the Year Ended    through
                                       December 31,     December 31,
                                           2001             2000
                                    ------------------ --------------
                                          (Dollars in millions)
           Beginning of period.....       $5,512           $5,628
           End of period...........        5,333            5,512
                                          ------           ------
           Change during the period       $ (179)          $ (116)
                                          ======           ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of reorganization. The Company also charges the closed block for expenses of maintaining the policies included in the closed block.

   Many of the derivative instrument strategies used by the Company are also used for the closed block. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in $11 million of other comprehensive income, net of income taxes of $6 million. For the year ended December 31, 2001, the closed block recognized net investment gains of $5 million primarily relating to non-speculative derivative uses that are permitted by the Department but that have not met the requirements of SFAS 133 to qualify for hedge accounting. Excluding the adoption adjustment, the changes in other comprehensive income were $6 million, net of taxes of $3 million, for the year ended December 31, 2001.

8.  Separate Accounts

   Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $48,912 million and $53,656 million at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk, and guaranteed separate accounts totaling $13,802 million and $16,594 million at December 31, 2001 and 2000, respectively, for which the Company contractually guarantees either a minimum return or account value to the policyholder.

   Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $564 million, $667 million and $485 million for the years ended December 31, 2001, 2000 and 1999, respectively. Guaranteed separate accounts consisted primarily of Met Managed Guaranteed Interest Contracts and participating close out contracts. The average interest rates credited on these contracts were 7.0% and 6.9% at December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $11,888 million and $15,708 million in fixed maturities at December 31, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

9.  Debt

   Debt consisted of the following:

                                                                                          December 31,
                                                                                      ---------------------
                                                                                       2001       2000
                                                                                      ------     ------
                                                                                      (Dollars in millions)
Surplus notes, interest rates ranging from 6.30% to 7.80%, maturity dates ranging
  from 2003 to 2025.................................................................. $1,630     $1,630
Capital note, interest rate of 8% due 2005...........................................     --      1,006
Investment-related exchangeable debt, interest rate of 4.90% due 2002................    195        271
Fixed rate notes, interest rates ranging from 3.47% to 12.00%, maturity dates ranging
  from 2002 to 2019..................................................................     87        316
Senior notes, interest rates ranging from 6.75% to 7.25%, maturity dates ranging from
  2006 to 2011.......................................................................    298         98
Capital lease obligations............................................................     23         42
Other notes with varying interest rates..............................................    147         43
                                                                                      ------     ------
Total long-term debt.................................................................  2,380      3,406
Total short-term debt................................................................    345      1,085
                                                                                      ------     ------
   Total............................................................................. $2,725     $4,491
                                                                                      ======     ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Metropolitan Life and certain of its subsidiaries maintain committed and unsecured credit facilities aggregating $2,250 million (five-year facility of $1,000 million expiring in April 2003 and a 364-day facility of $1,250 million expiring in April of 2002). If these facilities are drawn upon, they would bear interest at rates stated in the agreements. The facilities can be used for general corporate purposes and also provide backup for the Company's commercial paper program. At December 31, 2001, there were no outstanding borrowings under either of the facilities. At December 31, 2001, $72 million in letters of credit from various banks were outstanding between Metropolitan Life and certain of its subsidiaries.

   Reinsurance Group of America, Incorporated ("RGA"), a subsidiary of the Company, maintains committed and unsecured credit facilities aggregating $180 million (one facility of $140 million, one facility of $18 million and one facility of $22 million all expiring in 2005). At December 31, 2001 RGA had drawn approximately $24 million under these facilities at interest rates ranging from 4.40% to 4.97%. At December 31, 2001 $376 million in letters of credit from various banks were outstanding between the subsidiaries of RGA.

   Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the $300 million 7.45% surplus notes due 2023 may be redeemed, in whole or in part, at the election of Metropolitan Life at any time on or after November 1, 2003.

   In 2001, the Company retired a $1,006 million long-term debt capital note payable to the Holding Company.

   The issue of investment-related exchangeable debt is payable in cash or by delivery of an underlying security owned by the Company. The amount of the debt payable at maturity is greater than the principal of the debt if the market value of the underlying security appreciates above certain levels at the date of debt repayment as compared to the market value of the underlying security at the date of debt issuance. At December 31, 2001, the underlying security pledged as collateral had a market value of $240 million.

   The aggregate maturities of long-term debt for the Company are $208 million in 2002, $441 million in 2003, $27 million in 2004, $272 million in 2005, $110 million in 2006 and $1,322 million thereafter.

   Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 2.1% and 6.6% and a weighted average maturity of 87 days and 44 days at December 31, 2001 and 2000, respectively. The Company also has other secured borrowings with a weighted average coupon rate of 7.25% and a weighted average maturity of 30 days at December 31, 2001.

   Interest expense related to the Company's indebtedness included in other expenses was $313 million, $417 million and $358 million for the years ended December 31, 2001, 2000 and 1999, respectively.

10.  Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trusts

   GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $118 million, net of unamortized discount of $7 million at December 31, 2001 and 2000. Interest expense on these instruments is included in other expenses and was $11 million for both the years ended December 31, 2001 and 2000, respectively.

   RGA Capital Trust I. In December 2001, a subsidiary of the Company, RGA, through its wholly-owned trust RGA Capital Trust I (the "Trust") issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051, and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discounted (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding at December 31, 2001 were $158 million, net of unamortized discount of $67 million.

11.  Commitments and Contingencies

  Litigation

  Sales Practices Claims

   Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American Life Insurance Company ("General American") have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

   In December 1999, the United States District Court for the Western District of Pennsylvania approved a class action settlement resolving litigation against Metropolitan Life involving certain alleged sales practices claims. The settlement class includes most of the owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates. Implementation of the settlement is substantially completed.

   Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. The New England Mutual case, approved by the United States District Court for the District of Massachusetts in October 2000, involves approximately 600,000 life insurance policies sold during the period January 1, 1983 through August 31, 1996. Implementation of the New England Mutual class action settlement is substantially completed. The General American case, approved by the United States District Court for the Eastern District of Missouri, and affirmed by the appellate court in October 2001, involves approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. A petition for writ of certiorari to the United States Supreme Court has been filed by objectors to the settlement. Implementation of the General American class action settlement is proceeding.

   Metropolitan Life expects that the total cost of its class action settlement will be approximately $957 million. It is expected that the total cost of the New England Mutual class action settlement will be approximately $160 million. General American expects that the total cost of its class action settlement will be approximately $68 million.

   Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. As of December 31, 2001, there are approximately 420 sales practices lawsuits pending against Metropolitan Life, approximately 40 sales practices lawsuits pending against New England Mutual and approximately 40 sales practices lawsuits pending against General American. Metropolitan Life, New England Mutual and General American continue to vigorously defend themselves against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending. In October 2001, the United States District Court for the Southern District of New York approved the settlement of a class action alleging improper sales abroad that was brought against Metropolitan Life, Metropolitan Insurance and Annuity Company, Metropolitan Tower Life Insurance Company and various individual defendants. No appeal was filed and the settlement is being implemented.

   The Company believes adequate provision has been made in its consolidated financial statements for all reasonably probable and estimable losses for sales practices claims against Metropolitan Life, New England Mutual and General American.

   During 1998, Metropolitan Life purchased excess of loss reinsurance agreements to provide reinsurance with respect to sales practices claims made on or prior to December 31, 1999 and for certain mortality losses in 1999. The premium for the excess of loss reinsurance agreements was $529 million. These reinsurance agreements had a maximum aggregate limit of $650 million, with a maximum sublimit of $550 million for losses for sales practices claims. The coverage was in excess of an aggregate self-insured retention of $385 million with respect to sales practices claims and $506 million, plus the Company's statutory policy reserves released upon the death of insureds, with respect to life mortality losses. The excess of loss reinsurance agreements were amended in 2000 to transfer mortality risks under the Metropolitan Life class action settlement agreement. Recoveries have been made under the reinsurance agreements for the sales practices claims. Although there is no assurance that other reinsurance claim submissions will be paid, the Company believes payment is likely to occur. The Company accounts for the aggregate excess of loss reinsurance agreements as reinsurance; however, if deposit accounting were applied, the effect on the Company's consolidated financial statements in 2001, 2000 and 1999 would not be significant.

   Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England Mutual's or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  Asbestos-Related Claims

   Metropolitan Life is also a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits, currently numbering in the thousands, have principally been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and alleging that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. While Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse judgments in respect of these claims, most of the cases have been resolved by settlements. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate. The number of such cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table sets forth the total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years:

                                                          At or for the Years Ended
                                                                December 31,
                                                          -------------------------
                                                            2001     2000    1999
                                                          -------  -------  -------
Asbestos personal injury claims at year end (approximate)  89,000   73,000   60,000
Number of new claims during year (approximate)...........  59,500   54,500   35,500
Settlement payments during year (dollars in millions)(1). $  90.7  $  71.1  $ 113.3

--------
(1) Settlement payments represent payments made during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   Prior to the fourth quarter of 1998, Metropolitan Life established a liability for asbestos-related claims based on settlement costs for claims that Metropolitan Life had settled, estimates of settlement costs for claims pending against Metropolitan Life and an estimate of settlement costs for unasserted claims. The amount for unasserted claims was based on management's estimate of unasserted claims that would be probable of assertion. A liability is not established for claims which management believes are only reasonably possible of assertion. Based on this process, the accrual for asbestos-related claims at December 31, 1997 was $386 million. Potential liabilities for asbestos-related claims are not easily quantified, due to the nature of the allegations against Metropolitan Life, which are not related to the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products, adding to the uncertainty as to the number of claims that may be brought against Metropolitan Life.

   During 1998, Metropolitan Life decided to pursue the purchase of excess insurance to limit its exposure to asbestos-related claims noted above. In connection with the negotiations with the casualty insurers to obtain this insurance, Metropolitan Life obtained information that caused management to reassess the accruals for asbestos-related claims. This information included:

    . Information from the insurers regarding the asbestos-related claims experience of other insureds, which indicated that the number of claims that were probable of assertion against Metropolitan Life in the future was significantly greater than it had assumed in its accruals. The number of claims brought against Metropolitan Life is generally a reflection of the number of asbestos-related claims brought against asbestos defendants generally and the percentage of those claims in which Metropolitan Life is included as a defendant. The information provided to Metropolitan Life relating to other insureds indicated that Metropolitan Life had been included as a defendant for a significant percentage of total asbestos-related claims and that it may be included in a larger percentage of claims in the future, because of greater awareness of asbestos litigation generally by potential plaintiffs and plaintiffs' lawyers and because of the bankruptcy and reorganization or the exhaustion of insurance coverage of other asbestos defendants; and that, although volatile, there was an upward trend in the number of total claims brought against asbestos defendants.

    . Information derived from actuarial calculations Metropolitan Life made in the fourth quarter of 1998 in connection with these negotiations, which helped to frame, define and quantify this liability. These calculations were made using, among other things, current information regarding Metropolitan Life's claims and settlement experience (which reflected Metropolitan Life's decision to resolve an increased number of these claims by settlement), recent and historic claims and settlement experience of selected other companies and information obtained from the insurers.

   Based on this information, Metropolitan Life concluded that certain claims that previously were considered as only reasonably possible of assertion were probable of assertion, increasing the number of assumed claims to approximately three times the number assumed in prior periods. As a result of this reassessment, Metropolitan Life increased its liability for asbestos-related claims to $1,278 million at December 31, 1998.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. As a result of the excess insurance policies, $878 million was recorded as a recoverable at December 31, 2001, 2000 and 1999. Although amounts paid in any given year that are recoverable under the policies will be reflected as a reduction in the Company's operating cash flows for that year, management believes that the payments will not have a material adverse effect on the Company's liquidity. Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to the Company at the commutation date if experience under the policy to such date has been favorable, or pro rata reductions from time to time in the loss reimbursements to the Company if the cumulative return on the reference fund is less than the return specified in the experience fund. It is likely that a claim will be made under the excess insurance policies in 2003 for a portion of the amounts paid with respect to asbestos litigation in 2002. If at some point in the future, the Company believes the liability for probable and estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be deferred and amortized into income over the estimated remaining settlement period of the insurance policies.

   The Company believes adequate provision has been made in its consolidated financial statements for all reasonably probable and estimable losses for asbestos-related claims. Estimates of the Company's asbestos exposure are very difficult to predict due to the limitations of available data and the substantial difficulty of predicting with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims and the impact of any possible future adverse verdicts and their amounts. Recent bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may be resulting in an increase in the number of claims and the cost of resolving claims, as well as the number of trials and possible verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of such recent bankruptcies by certain other defendants. Metropolitan Life is studying its recent claims experience, published literature regarding asbestos claims experience in the United States and numerous variables that can affect its asbestos liability exposure, including the recent bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the previously recorded asbestos liability. It is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

  Property and Casualty Actions

   A purported class action suit involving policyholders in four states was filed in a Rhode Island state court against a Metropolitan Life subsidiary, Metropolitan Property and Casualty Insurance Company, with respect to claims by policyholders for the alleged diminished value of automobiles after accident-related repairs. After the court denied plaintiffs' motion for class certification, the plaintiffs dismissed the lawsuit with prejudice. Similar "diminished value" purported class action suits have been filed in Texas and Tennessee against Metropolitan Property and Casualty Insurance Company; a Texas trial court recently denied plaintiffs' motion for class certification and a hearing on plaintiffs' motion in Tennessee for class certification is to be scheduled. A purported class action has been filed against Metropolitan Property and Casualty Insurance Company's subsidiary, Metropolitan Casualty Insurance Company, in Florida. The complaint alleges breach of contract and unfair trade practices with respect to allowing the use of parts not made by the original manufacturer to repair damaged automobiles. Discovery is ongoing and a motion for class certification is pending. A two-plaintiff individual lawsuit brought in Alabama alleges that Metropolitan Property and Casualty Insurance Company and CCC, a valuation company, violated state law by failing to pay the proper valuation amount for a total loss. Total loss valuation methods also are the subject of national class actions involving other insurance companies. A Pennsylvania state court purported class action lawsuit filed in August 2001 alleges that

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Metropolitan Property and Casualty Insurance Company improperly took depreciation on partial homeowner losses where the insured replaced the covered item. In addition, in Florida, Metropolitan Property and Casualty Insurance Company has been named in a class action alleging that it improperly established preferred provider organizations (hereinafter "PPO"). Other insurers have been named in both the Pennsylvania and the PPO cases. Metropolitan Property and Casualty Insurance Company and Metropolitan Casualty Insurance Company are vigorously defending themselves against these lawsuits.

  Demutualization Actions

   Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions name as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the New York Superintendent of Insurance and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. Five purported class actions pending in the Supreme Court of the State of New York for New York County have been consolidated within the commercial part. Metropolitan Life has moved to dismiss these consolidated cases on a variety of grounds. In addition, there remains a separate purported class action in New York state court in New York County that Metropolitan Life also has moved to dismiss. Another purported class action in New York state court in Kings County has been voluntarily held in abeyance by plaintiffs. The plaintiffs in the state court class actions seek injunctive, declaratory and compensatory relief, as well as an accounting and, in some instances, punitive damages. Some of the plaintiffs in the above described actions also have brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the New York Superintendent of Insurance that approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. This case also is being held in abeyance by plaintiffs. Another purported class action is pending in the Supreme Court of the State of New York for New York County and has been brought on behalf of a purported class of beneficiaries of Metropolitan Life annuities purchased to fund structured settlements claiming that the class members should have received common stock or cash in connection with the demutualization. Metropolitan Life has moved to dismiss this case on a variety of grounds. Three purported class actions were filed in the United States District Court for the Eastern District of New York claiming violation of the Securities Act of 1933. The plaintiffs in these actions, which have been consolidated, claim that the Policyholder Information Booklets relating to the plan failed to disclose certain material facts and seek rescission and compensatory damages. Metropolitan Life's motion to dismiss these three cases was denied on July 23, 2001. A purported class action also was filed in the United States District Court for the Southern District of New York seeking damages from Metropolitan Life and the Holding Company for alleged violations of various provisions of the Constitution of the United States in connection with the plan of reorganization. On July 9, 2001, pursuant to a motion to dismiss filed by Metropolitan Life, this case was dismissed by the District Court. Plaintiffs have appealed to the United States Court of Appeals for the Second Circuit. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

   In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

  Race-Conscious Underwriting Claims

   Insurance Departments in a number of states initiated inquiries in 2000 about possible race-conscious underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in their respective states, including Metropolitan Life and certain of its subsidiaries. The New York Insurance Department has commenced examinations of certain domestic life insurance companies, including Metropolitan Life, concerning

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES possible past race-conscious underwriting practices. Metropolitan Life is cooperating fully with that inquiry, which is ongoing. Four purported class action lawsuits filed against Metropolitan Life in 2000 and 2001 alleging racial discrimination in the marketing, sale, and administration of life insurance policies have been consolidated in the United States District Court for the Southern District of New York. The plaintiffs seek unspecified monetary damages, punitive damages, reformation, imposition of a constructive trust, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices and adjust policy values, and other relief. At the outset of discovery, Metropolitan Life moved for summary judgment on statute of limitations grounds. On June 27, 2001, the District Court denied that motion, citing, among other things, ongoing discovery on relevant subjects. The ruling does not prevent Metropolitan Life from continuing to pursue a statute of limitations defense. Plaintiffs have moved for certification of a class consisting of all non-Caucasian policyholders purportedly harmed by the practices alleged in the complaint. Metropolitan Life has opposed the class certification motion. Metropolitan Life has been involved in settlement discussions to resolve the regulatory examinations and the actions pending in the United States District Court for the Southern District of New York. In that connection, Metropolitan Life has recorded a $250 million pre-tax charge in the fourth quarter of 2001 as probable and estimable costs associated with the anticipated resolution of these matters.

   In the fall of 2001, 12 lawsuits were filed against Metropolitan Life on behalf of approximately 109 non-Caucasian plaintiffs in their individual capacities in state court in Tennessee. The complaints allege under state common law theories that Metropolitan Life discriminated against non-Caucasians in the sale, formation and administration of life insurance policies. The plaintiffs have stipulated that they do not seek and will not accept more than $74,000 per person if they prevail on their claims. Early in 2002, two individual actions were filed against Metropolitan Life in federal court in Alabama alleging both federal and state law claims of racial discrimination in connection with the sale of life insurance policies issued. Metropolitan Life is contesting vigorously plaintiffs' claims in the Tennessee and Alabama actions.

  Other

   In March 2001, a putative class action was filed against Metropolitan Life in the United States District Court for the Southern District of New York alleging gender discrimination and retaliation in the MetLife Financial Services unit of the Individual segment. The plaintiffs seek unspecified compensatory damages, punitive damages, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices, an order restoring class members to their rightful positions (or appropriate compensation in lieu thereof), and other relief. Metropolitan Life is vigorously defending itself against these allegations.

   A lawsuit has been filed against Metropolitan Life in Ontario, Canada by Clarica Life Insurance Company regarding the sale of the majority of Metropolitan Life's Canadian operation to Clarica in 1998. Clarica alleges that Metropolitan Life breached certain representations and warranties contained in the sale agreement, that Metropolitan Life made misrepresentations upon which Clarica relied during the negotiations and that Metropolitan Life was negligent in the performance of certain of its obligations and duties under the sale agreement. Metropolitan Life is vigorously defending itself against this lawsuit.

   General American has received and responded to subpoenas for documents and other information from the office of the U.S. Attorney for the Eastern District of Missouri with respect to certain administrative services provided by its former Medicare Unit during the period January 1, 1988 through December 31, 1998, which services ended and which unit was disbanded prior to Metropolitan Life's acquisition of General American. The subpoenas were issued as part of the Government's criminal investigation alleging that General American's former Medicare Unit engaged in improper billing and claims payment practices. The Government is also conducting a civil investigation under the federal False Claims Act. General American is cooperating fully with the Government's investigations.

   Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   The Company has recorded, in other expenses, charges of $250 million, $15 million and $499 million for the years ended December 31, 2001, 2000 and 1999, respectively. The charge in 2001 relates to race-conscious underwriting and the charges in 2000 and 1999 relate to sales practice claims. The charge in 1999 was principally related to the settlement of the multi-district litigation proceeding involving alleged improper sales practices, accruals for sales practices claims not covered by the settlement and other legal costs.

  Summary

   It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular quarterly or annual periods.

  Leases

   In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                      Gross
                                                     Rental Sublease  Rental
                                                     Income  Income  Payments
                                                     ------ -------- --------
                                                      (Dollars in millions)
   2002............................................. $  759   $11      $129
   2003.............................................    650    11       112
   2004.............................................    594    10        91
   2005.............................................    521    10        75
   2006.............................................    439    10        59
   Thereafter.......................................  1,669    16       134

  Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,898 million and $1,311 million at December 31, 2001 and 2000, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

12.  Acquisitions and Dispositions

  Dispositions

   In December 2001, the Company completed its sale of MIAC to the Holding Company. The amount received in excess of book value was recorded as a capital contribution from the Holding Company. Total assets and total liabilities

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES of MIAC at the date of sale were $6,240 million and $5,219 million, respectively. Total revenues of MIAC included in the consolidated statements of income were $391 million, $509 million and $494 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   On July 2, 2001, the Company completed its sale of Conning Corporation ("Conning"), an affiliate acquired in the acquisition of GenAmerica Financial Corporation ("GenAmerica"). Conning specializes in asset management for insurance company investment portfolios and investment research. The Company received $108 million in the transaction and reported a gain of approximately $16 million, net of income taxes of $9 million, in the third quarter of 2001.

   During the fourth quarter of 2000, the Company completed the sale of its 48% ownership interest in its affiliates, Nvest, L.P. and Nvest Companies L.P. This transaction resulted in an investment gain of $663 million.

  Acquisitions

   On January 6, 2000, Metropolitan Life completed its acquisition of GenAmerica for $1.2 billion. As part of the GenAmerica acquisition, General American Life Insurance Company paid Metropolitan Life a fee of $120 million in connection with the assumption of certain funding agreements. The fee was considered part of the purchase price of GenAmerica. GenAmerica is a holding company which included General American Life Insurance Company, approximately 49% of the outstanding shares of RGA common stock and 61.0% of the outstanding shares of Conning common stock. Metropolitan Life owned 9% of the outstanding shares of RGA common stock prior to the completion of the GenAmerica acquisition. At December 31, 2001 Metropolitan Life's ownership percentage of the outstanding shares of RGA common stock was approximately 58%. On January 30, 2002, MetLife, Inc. and its affiliated companies announced their intention to purchase up to an additional $125 million of RGA's outstanding common stock, over an unspecified period of time. These purchases are intended to offset potential future dilution of the Company's holding of RGA's common stock arising from the issuance by RGA of company-obligated mandatorily redeemable securities of a subsidiary trust on December 10, 2001.

   In April 2000, Metropolitan Life acquired the outstanding shares of Conning common stock not already owned by Metropolitan Life for $73 million. The shares of Conning were subsequently sold in their entirety in July 2001.

   The Company's total revenues and net income for the year ended December 31, 1999 on both a historical and pro forma basis as if the acquisition of GenAmerica had occurred on January 1, 1999 were as follows:

                                                    Total Revenues Net Income
                                                    -------------- ----------
                                                      (Dollars in millions)
  Historical.......................................    $25,128        $617
  Pro forma (unaudited)............................    $28,973        $403

   The pro forma results include adjustments to give effect to the amortization of discounts on fixed maturities, goodwill and value of business acquired, adjustments to liabilities for future policy benefits, and certain other adjustments, together with related income tax effects. The pro forma information is not necessarily indicative of the results that would have occurred had the purchase been made on January 1, 1999 or the future results of the combined operations.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  Business Realignment Initiatives

   During the fourth quarter of 2001, the Company implemented several business realignment initiatives, which resulted from a strategic review of operations and an ongoing commitment to reduce expenses. The impact of these actions on a segment basis are as follows:

                                                    For the year ended
                                                     December 31, 2001
                                                   ---------------------
                                                                Net of
                                                   Amount     Income Tax
                                                   ------     ----------
                                                   (Dollars in millions)
           Institutional..........................  $399         $267
           Individual.............................    97           61
           Auto & Home............................     3            2
                                                    ----         ----
              Total...............................  $499         $330
                                                    ====         ====

   Institutional The charges to this segment include costs associated with exiting a business, including the write-off of goodwill, severance, severance-related expenses, and facility consolidation costs. These expenses are the result of the discontinuance of certain 401(k) recordkeeping services and externally-managed guaranteed index separate accounts. These initiatives will result in the elimination of approximately 450 positions. These actions resulted in charges to policyholder benefits and claims and other expenses of $215 million and $184 million, respectively.

   Individual The charges to this segment include facility consolidation costs, severance and severance-related expenses, which predominately stem from the elimination of approximately 560 non-sales positions and 190 operations and technology positions supporting this segment. The costs were recorded in other expenses.

   Auto & Home The charges to this segment include severance and severance-related costs associated with the elimination of approximately 200 positions. The costs were recorded in other expenses.

   Although many of the underlying business initiatives were completed in 2001, a portion of the activity will continue into 2002. The liability as of December 31, 2001 was $295 million.

14.  Income Taxes

   The provision for income taxes was as follows:

                                                       Years ended
                                                      December 31 ,
                                                  ---------------------
                                                   2001     2000  1999
                                                  ----     -----  ----
                                                  (Dollars in millions)
          Current:
             Federal............................. $(22)    $(131) $608
             State and local.....................   (4)       34    24
             Foreign.............................   15         5     4
                                                   ----    -----  ----
                                                   (11)      (92)  636
                                                   ----    -----  ----
          Deferred:
             Federal.............................  814       555   (78)
             State and local.....................   32         8     2
             Foreign.............................    1         6    (2)
                                                   ----    -----  ----
                                                   847       569   (78)
                                                   ----    -----  ----
          Provision for income taxes............. $836     $ 477  $558
                                                   ====    =====  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                                          Years ended
                                                         December 31,
                                                     ---------------------
                                                     2001      2000  1999
                                                     ----     -----  ----
                                                     (Dollars in millions)
        Tax provision at U.S. statutory rate........ $813     $ 499  $411
        Tax effect of:
           Tax exempt investment income.............  (82)      (52)  (39)
           Surplus tax..............................   --      (145)  125
           State and local income taxes.............   32        30    18
           Prior year taxes.........................   36       (37)  (31)
           Demutualization costs....................   --        21    56
           Payment to former Canadian policyholders.   --       114    --
           Sales of businesses......................    5        31    --
           Other, net...............................   32        16    18
                                                     ----     -----  ----
        Provision for income taxes.................. $836     $ 477  $558
                                                     ====     =====  ====

   Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                         December 31,
                                                     ---------------------
                                                        2001        2000
                                                      -------      ------
                                                     (Dollars in millions)
        Deferred income tax assets:
           Policyholder liabilities and receivables. $ 3,033      $3,034
           Net operating losses.....................     318         258
           Employee benefits........................     123         167
           Litigation related.......................     279         232
           Other....................................     438         350
                                                      -------      ------
                                                       4,191       4,041
           Less: Valuation allowance................     114          78
                                                      -------      ------
                                                       4,077       3,963
                                                      -------      ------
        Deferred income tax liabilities:
           Investments..............................   2,053       1,329
           Deferred policy acquisition costs........   2,756       2,713
           Net unrealized investment gains..........   1,037         626
           Other....................................     124          37
                                                      -------      ------
                                                       5,970       4,705
                                                      -------      ------
        Net deferred income tax liability........... $(1,893)     $ (742)
                                                      =======      ======

   Domestic net operating loss carryforwards amount to $481 million at December 31, 2001 and expire in 2021. Foreign net operating loss carryforwards amount to $401 million at December 31, 2001 and were generated in various foreign countries with expiration periods of five years to infinity.

   The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

   The Internal Revenue Service has audited the Company for the years through and including 1996. The Company is being audited for the years 1997, 1998 and 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

15.  Reinsurance

   The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. Risks in excess of $25 million on single survivorship policies and $30 million on joint survivorship policies are 100 percent coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. In addition, the Company has exposure to catastrophes, which are an inherent risk of the property and casualty insurance business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   The Company is engaged in life reinsurance whereby it indemnifies other insurance companies for all or a portion of the insurance risk underwritten by the ceding companies.

   See Note 11 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

   The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                Years ended December 31,
                                               -------------------------
                                                2001     2000     1999
                                               -------  -------  -------
                                                 (Dollars in millions)
      Direct premiums......................... $16,257  $15,661  $13,249
      Reinsurance assumed.....................   2,786    2,858      484
      Reinsurance ceded.......................  (2,020)  (2,256)  (1,645)
                                               -------  -------  -------
      Net premiums............................ $17,023  $16,263  $12,088
                                               =======  =======  =======
         Reinsurance recoveries netted
           against policyholder benefits...... $ 1,816  $ 1,934  $ 1,626
                                               =======  =======  =======

   Reinsurance recoverables, included in premiums and other receivables, were $3,260 million and $3,304 million at December 31, 2001 and 2000, respectively, including $1,356 million and $1,359 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $286 million and $225 million at December 31, 2001 and 2000, respectively.

   Premiums and other receivables includes reinsurance receivables due from Exeter Reassurance Company, Limited, a related party, of $644 million and $470 million at December 31, 2001 and 2000, respectively. Other policyholder funds includes reinsurance assumed from MIAC, a related party, of $778 million at December 31, 2001.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following provides an analysis of the activity in the liability for benefits relating to property and casualty and group accident and non-medical health policies and contracts:

                                                Years ended December 31,
                                               -------------------------
                                                2001     2000     1999
                                               -------  -------  -------
                                                 (Dollars in millions)
       Balance at January 1................... $ 4,185  $ 3,789  $ 3,320
          Reinsurance recoverables............    (413)    (415)    (382)
                                               -------  -------  -------
       Net balance at January 1...............   3,772    3,374    2,938
                                               -------  -------  -------
       Acquisition of business................      --        2      204
                                               -------  -------  -------
       Incurred related to:
          Current year........................   4,213    3,766    3,129
          Prior years.........................     (34)    (111)     (16)
                                               -------  -------  -------
                                                 4,179    3,655    3,113
                                               -------  -------  -------
       Paid related to:
          Current year........................  (2,567)  (2,237)  (2,012)
          Prior years.........................  (1,239)  (1,022)    (869)
                                               -------  -------  -------
                                                (3,806)  (3,259)  (2,881)
                                               -------  -------  -------
       Net Balance at December 31.............   4,145    3,772    3,374
          Add: Reinsurance recoverables.......     423      413      415
                                               -------  -------  -------
       Balance at December 31................. $ 4,568  $ 4,185  $ 3,789
                                               =======  =======  =======

16.  Other Expenses

    Other expenses were comprised of the following:

                                                                                    Years Ended December 31,
                                                                                   -------------------------
                                                                                    2001     2000     1999
                                                                                   -------  -------  -------
                                                                                     (Dollars in millions)
Compensation...................................................................... $ 2,447  $ 2,712  $ 2,590
Commissions.......................................................................   1,649    1,638      872
Interest and debt issue costs.....................................................     312      436      405
Amortization of policy acquisition costs (excludes amortization of $21, $(95), and
  $(46), respectively, related to realized investment losses).....................   1,434    1,472      930
Capitalization of policy acquisition costs........................................  (2,018)  (1,805)  (1,160)
Rent, net of sublease income......................................................     280      230      172
Minority interest.................................................................      57      115       55
Other.............................................................................   3,303    3,133    2,598
                                                                                   -------  -------  -------
   Total other expenses........................................................... $ 7,464  $ 7,931  $ 6,462
                                                                                   =======  =======  =======

17.  Stockholder's Equity

  Dividend Restrictions

   Under the New York Insurance Law, Metropolitan Life is permitted without prior insurance regulatory clearance to pay a stockholder dividend to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a stockholder dividend to the Holding Company in

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution. Under the New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. For the year ended December 31, 2001, Metropolitan Life paid the Holding Company $721 million in dividends for which prior insurance regulatory clearance was not required and $3,033 million in special dividends, as approved by the Superintendent. Of the total dividend paid, $1,894 million (retained earnings from date of demutualization through the month the dividend was paid) was charged to retained earnings and $1,860 million was charged to additional paid-in-capital. For the year ended December 31, 2000, Metropolitan Life paid to the Holding Company $762 million in dividends for which prior insurance regulatory clearance was not required. At December 31, 2001, Metropolitan Life could pay the Holding Company a dividend of $546 million without prior approval of the Superintendent.

  Stock Compensation Plans

   Under the MetLife, Inc. 2000 Stock Incentive Plan (the "Stock Incentive Plan"), awards granted may be in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. Under the MetLife, Inc. 2000 Directors Stock Plan, (the "Directors Stock Plan") awards granted may be in the form of stock awards or non-qualified stock options or a combination of the foregoing to outside Directors of the Company. The aggregate number of shares of MetLife common stock that may be awarded under the Stock Incentive Plan is subject to a maximum limit of 37,823,333 shares for the duration of the plan. The Directors Stock Plan has a maximum limit of 500,000 share awards.

   All options granted have an exercise price equal to the fair market value price of MetLife's common stock on the date of grant, and an option's maximum term is ten years. Certain options under the Stock Incentive Plan become exercisable over a three-year period commencing with date of grant, while other options become exercisable three years after the date of grant. Options issued under the Directors Stock Plan are exercisable at any time after April 7, 2002.

   The Company applies APB 25 and related interpretations in accounting for its stock-based compensation plans. Accordingly, in the measurement of compensation expense, the Company utilizes the excess of market price over exercise price on the first date that both the number of shares and award price are known. For the year ended December 31, 2001, compensation expense for non-employees related to MetLife's Stock Incentive Plan and Directors Stock Plan was $1 million, which was recorded by the Company.

   Had compensation cost for the MetLife, Inc. Stock Incentive Plan and Directors Stock Plan been determined based on fair value at the grant date for awards under those plans consistent with the method of SFAS No. 123, the Company's net income for the year ended December 31, 2001 would have been reduced to a pro forma amount of $1,468 million.

   The pro forma net income is not necessarily representative of the effects on net income in future years. The pro forma net income includes the Company's ownership share of compensation costs related to RGA's incentive stock plan determined in accordance with SFAS 123.

   The fair value of each option grant is estimated on the date of the grant using the Black-Scholes options-pricing model with the following weighted average assumptions used for grants in 2001: dividend yield of 0.68%, expected price variability of 31.60%, risk-free interest rate of 5.72% and expected duration ranging from 4 to 6 years.

  Statutory Equity and Income

   Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. In addition, New York State Statutory Accounting Practices do not provide for deferred income taxes. Statutory net income of Metropolitan Life, as filed with the Department, was $2,782 million, $1,027 million and $789 million for the years ended December 31, 2001, 2000 and 1999, respectively; statutory capital and surplus, as filed, was $5,358 million and $7,213 million at December 31, 2001 and 2000, respectively.

                                                                    December 31,
                                                             ---------------------
                                                                2001       2000
                                                              -------     -------
                                                             (Dollars in millions)
Statutory capital and surplus of insurance subsidiaries..... $ 5,358     $ 7,213
GAAP adjustments for:
   Future policy benefits and policyholder account balances.  (3,909)     (4,012)
   Deferred policy acquisition costs........................  10,169      10,061
   Deferred income taxes....................................  (1,800)       (381)
   Valuation of investments.................................   2,821       1,038
   Statutory asset valuation reserves.......................   3,870       3,347
   Statutory interest maintenance reserves..................     392         547
   Surplus notes............................................  (1,655)     (1,650)
   Other, net...............................................    (802)       (147)
                                                              -------     -------
Stockholder's Equity........................................ $14,444     $16,016
                                                              =======     =======

                                                                      Years ended December 31,
                                                                      -----------------------
                                                                        2001     2000   1999
                                                                      -------   ------  -----
                                                                       (Dollars in millions)
Net change in statutory capital and surplus of insurance subsidiaries $(1,855)  $ (417) $ 242
GAAP adjustments for:
   Future policy benefits and policyholder account balances..........     899      152    556
   Deferred policy acquisition costs.................................     549      320    379
   Deferred income taxes.............................................    (848)    (614)   154
   Valuation of investments..........................................     149    1,339    473
   Statutory asset valuation reserves................................     551       88   (226)
   Statutory interest maintenance reserves...........................    (200)    (571)  (368)
   Dividends.........................................................   3,754      762     --
   Sale of subsidiary................................................    (808)      --     --
   Other, net........................................................    (704)    (110)  (593)
                                                                      -------   ------  -----
Net income........................................................... $ 1,487   $  949  $ 617
                                                                      =======   ======  =====

   The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance would have increased Metropolitan Life's statutory capital and surplus by approximately $1.5 billion. The adoption of the Codification, as modified by the Department, increased Metropolitan Life's statutory capital and surplus by approximately $84 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on Metropolitan Life's statutory surplus and capital.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

18.  Other Comprehensive Income (Loss)

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                                 December 31,
                                                                                           -----------------------
                                                                                            2001    2000    1999
                                                                                           ------  ------  -------
                                                                                            (Dollars in millions)
Holding gains (losses) on investments arising during the year............................. $1,284  $2,807  $(6,314)
Income tax effect of holding gains or losses..............................................   (509)   (975)   2,262
Reclassification adjustments:
   Recognized holding losses included in current year income..............................    579     989       38
   Amortization of premium and discount on investments....................................   (475)   (498)    (307)
   Recognized holding losses allocated to other policyholder amounts......................    (33)    (54)     (67)
   Income tax effect......................................................................    (28)   (152)     120
Allocation of holding (gains) losses on investments relating to other policyholder amounts   (154)   (977)   3,788
Income tax effect of allocation of holding gains or losses to other policyholder amounts..     61     340   (1,357)
Unrealized investment gain of subsidiary at date of sale..................................   (173)     --       --
Deferred income taxes on unrealized investment gains of subsidiary at date of sale........     64      --       --
                                                                                           ------  ------  -------
Net unrealized investment gains (losses)..................................................    616   1,480   (1,837)
                                                                                           ------  ------  -------
Foreign currency translation adjustments arising during the year..........................    (58)     (6)      50
Foreign currency translation of subsidiary at date of sale................................     19      --       --
                                                                                           ------  ------  -------
Foreign currency translation adjustment...................................................    (39)     (6)      50
                                                                                           ------  ------  -------
Minimum pension liability adjustment......................................................    (18)     (9)      (7)
                                                                                           ------  ------  -------
Other comprehensive income (loss)......................................................... $  559  $1,465  $(1,794)
                                                                                           ======  ======  =======

19.  Business Segment Information

   The Company provides insurance and financial services to customers in the United States, Canada, Central America, South America, Europe, South Africa, Asia and Australia. The Company's business is divided into six major segments:
Individual, Institutional, Reinsurance, Auto & Home, Asset Management and International. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

   Individual offers a wide variety of individual insurance and investment products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement and savings products and services, including group life insurance, non-medical health insurance such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Reinsurance provides life reinsurance and international life and disability on a direct and reinsurance basis. Auto & Home provides insurance coverages, including private passenger automobile, homeowners and personal excess liability insurance. Asset Management provides a broad variety of asset management products and services to individuals and institutions. International provides life insurance, accident and health insurance, annuities and retirement and savings products to both individuals and groups, and auto and homeowners coverage to individuals.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Set forth in the tables below is certain financial information with respect to the Company's operating segments as of or for the years ended December 31, 2001, 2000 and 1999. The accounting policies of the segments are the same as those described in the summary of significant accounting policies, except for the method of capital allocation and the accounting for gains and losses from inter-company sales which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon income or loss from operations before provision for income taxes and non-recurring items (e.g. items of unusual or infrequent nature). The Company allocates non-recurring items (primarily consisting of expenses associated with the anticipated resolution of proceedings alleging race-conscious underwriting practices, sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products and demutualization costs) to Corporate & Other.

                                                                        Auto                            Corporate
    At or for the year ended                                             &       Asset                      &
       December 31, 2001          Individual Institutional Reinsurance  Home   Management International   Other    Total
    ------------------------      ---------- ------------- ----------- ------  ---------- ------------- --------- --------
                                                                   (Dollars in millions)
Premiums.........................  $  4,559     $ 7,288      $1,680    $2,755     $ --       $  788      $   (47) $ 17,023
Universal life and investment-
  type product policy fees.......     1,245         592          --        --       --           38           (1)    1,874
Net investment income............     6,455       4,161         349       200       71          256          299    11,791
Other revenues...................       495         649          35        22      198           16          117     1,532
Net investment gains (losses)....       826         (15)        (10)      (17)      25          (16)         134       927
Policyholder benefits and claims.     5,228       8,924       1,386     2,121       --          632          (26)   18,265
Interest credited to policyholder
  account balances...............     1,850       1,012         122        --       --           51           --     3,035
Policyholder dividends...........     1,767         259          --        --       --           34           --     2,060
Other expenses...................     3,004       1,907         481       800      252          315          705     7,464
Income (loss) before provision
  for income taxes...............     1,731         573          65        39       42           50         (177)    2,323
Net income (loss)................     1,086         383          39        41       27           16         (105)    1,487
Total assets.....................   126,655      89,620       7,036     4,581      256        3,385       16,211   247,744
Deferred policy acquisition costs     8,451         509       1,052       179       --          263           17    10,471
Separate account assets..........    31,261      31,177          13        --       --          277          (14)   62,714
Policyholder liabilities.........    83,783      52,035       4,626     2,610       --        1,987          846   145,887
Separate account liabilities.....    31,261      31,177          13        --       --          277          (14)   62,714

                                                                       Auto                            Corporate
    At or for the year ended                                            &       Asset                      &
       December 31, 2000         Individual Institutional Reinsurance  Home   Management International   Other    Total
    ------------------------     ---------- ------------- ----------- ------  ---------- ------------- --------- --------
                                                                   (Dollars in millions)
Premiums........................  $  4,673     $ 6,900      $1,396    $2,636     $ --       $  660      $    (2) $ 16,263
Universal life and investment-
  type product policy fees......     1,221         547          --        --       --           53           (1)    1,820
Net investment income...........     6,475       3,959         368       194       90          254          433    11,773
Other revenues..................       650         650          29        40      760            9          121     2,259
Net investment gains (losses)...       227        (475)         (2)      (20)      --           18         (166)     (418)
Policyholder benefits and claims     5,054       8,178       1,045     2,005       --          562           91    16,935
Interest credited to
  policyholder account balances.     1,680       1,090         109        --       --           56           --     2,935
Policyholder dividends..........     1,742         124          15        --       --           32           --     1,913
Payments to former Canadian
  policyholders.................        --          --          --        --       --          327           --       327
Demutualization costs...........        --          --          --        --       --           --          230       230
Other expenses..................     3,323       1,730         506       827      784          292          469     7,931
Income (loss) before provision
  for income taxes..............     1,447         459         116        18       66         (275)        (405)    1,426
Net income (loss)...............       920         307          68        30       34         (285)        (125)      949
Total assets....................   132,433      89,725       6,386     4,511      418        5,119       15,130   253,722
Deferred policy acquisition
  costs.........................     8,610         446         910       176       --          354            1    10,497
Separate account assets.........    34,860      33,918          28        --       --        1,491          (47)   70,250
Policyholder liabilities........    84,049      49,669       4,389     2,559       --        2,435         (544)  142,557
Separate account liabilities....    34,860      33,918          28        --       --        1,491          (47)   70,250

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                         Auto                           Corporate
        For the year ended                                                &      Asset                      &
          December 31, 1999        Individual Institutional Reinsurance  Home  Management International   Other    Total
          --------------           ---------- ------------- ----------- ------ ---------- ------------- --------- -------
                                                                    (Dollars in millions)
Premiums..........................   $4,289      $5,525         $--     $1,751    $ --        $523        $  --   $12,088
Universal life and investment--
  type product policy fees........      888         502          --         --      --          43           --     1,433
Net investment income.............    5,346       3,755          --        103      80         206          326     9,816
Other revenues....................      381         609          --         21     803          12           35     1,861
Net investment (losses) gains.....      (14)        (31)         --          1      --           1          (27)      (70)
Policyholder benefits and claims..    4,625       6,712          --      1,301      --         458            4    13,100
Interest credited to policyholder
  account balances................    1,359       1,030          --         --      --          52           --     2,441
Policyholder dividends............    1,509         159          --         --      --          22           --     1,690
Demutualization costs.............       --          --          --         --      --          --          260       260
Other expenses....................    2,542       1,569          --        514     795         248          794     6,462
Income (loss) before provision for
  income taxes....................      855         890          --         61      88           5         (724)    1,175
Net income (loss).................      555         567          --         56      51          21         (633)      617

   For the year ended December 31, 2001 the Institutional, Individual, Reinsurance and Auto & Home segments include $287 million, $24 million, $9 million and $5 million, respectively, of pre-tax losses associated with the September 11, 2001 tragedies. See Note 2.

   The Institutional, Individual and Auto & Home segments include $399 million, $97 million and $3 million, respectively, in pre-tax charges associated with business realignment initiatives for the year ended December 31, 2001. See Note 13.

   For the year ended December 31, 2001, the Individual segment includes $118 million of pre-tax expenses associated with the establishment of a policyholder liability for certain group annuity policies.

   For the year ended December 31, 2001, pre-tax gross investment gains of $1,027 million, $142 million and $357 million resulting from the sale of certain real estate properties to MIAC are included in the Individual segment, the Institutional segment and Corporate & Other, respectively.

   The Individual segment included an equity ownership interest in Nvest under the equity method of accounting. Nvest was included within the Asset Management segment due to the types of products and strategies employed by the entity. The Individual segment's equity in earnings of Nvest, which is included in net investment income, was $30 million and $48 million for the years ended December 31, 2000 and 1999, respectively. The Individual segment includes $538 million (after allocating $118 million to participating contracts) of the pre-tax gross investment gain on the sale of Nvest in 2000. As part of the GenAmerica acquisition in 2000, the Company acquired General American Life Insurance Company, the results of which are included primarily in the Individual segment.

   The Reinsurance segment includes the life reinsurance business of RGA, acquired in 2000, combined with Exeter, an ancillary life reinsurance business of the Company. Exeter has been reported as a component of the Individual segment rather than as a separate segment for periods prior to January 1, 2000 due to its immateriality.

   The Auto & Home segment includes the standard personal lines property and casualty insurance operations of The St. Paul Companies which were acquired in September 1999.

   As part of the GenAmerica acquisition in 2000, the Company acquired Conning, the results of which are included in the Asset Management segment due to the types of products and strategies employed by the entity from its acquisition date to July 2001, the date of its disposition. The Company sold Conning, receiving $108 million in the transaction and reported a gain of approximately $16 million, net of income taxes of $9 million, in the third quarter of 2001.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Corporate & Other segment consists of various start-up entities and run-off entities, as well as the elimination of all intersegment amounts. In addition, the elimination of the Individual segment's ownership interest in Nvest is included for the years ended December 31, 2000 and 1999. The principal component of the intersegment amounts relates to intersegment loans, which bear interest rates commensurate with related borrowings.

   Net investment income and net investment gains and losses are based upon the actual results of each segment's specifically identifiable asset portfolio. Other costs and operating costs were allocated to each of the segments based upon: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

   Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $32,065 million, $30,703 million and $24,343 million for the years ended December 31, 2001, 2000 and 1999, respectively, which represented 97% each year, of consolidated revenues.

                       THE NEW ENGLAND VARIABLE ACCOUNT


PART C.   OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:

     Statement of Assets and Liabilities as of December 31, 2001.

     Statement of Operations for the year ended December 31, 2001.

     Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000.

     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:


     Consolidated Balance Sheets as of December 31, 2001 and 2000.

     Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2001, 2000 and 1999.

     Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000, and 1999.

     Notes to Consolidated Financial Statements.


(b)  Exhibits

(1) (i) Resolutions of the Board of Directors of New England Mutual Life Insurance Company establishing a new separate account (approved July 15, 1987; and dated on August 31, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4
     (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting a Plan and Agreement of Merger between Metropolitan Life Insurance Company and New England Mutual Life Insurance Company (approved May 28, 1996; and dated July 15, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement between New England Securities Corporation, Metropolitan Life Insurance Company and New England Variable Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Forms of Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-

                                     III-2

     Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 26, 1999.

     (xi) Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (xii) Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 27, 2001.

(5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (iii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (iv) Amended and Restated Charter of Metropolitan Life Insurance Company, dated October 31, 2001 (effective November 27, 2001) and Amended and Restated By-Laws of Metropolitan Life Insurance Company, approved June 27, 2000 (effective August 21, 2000) is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4 filed on March 5, 2002.

(7)  None.

(8) (i) Administrative Services Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on
     August 30, 1996.

     (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iv) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                     III-3

     (v) Form of Participation Agreement among Metropolitan Series Fund, Inc. and Metropolitan Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 2-80751) filed on April 6, 2000.


     (vi) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and Metropolitan Life Insurance Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-11131) filed on January 19, 2001.


     (vii) Participation Agreement among Met Investors Series Trust,
     Met Investors Advisory Corp., Met Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4, filed on March 5, 2002.


     (viii) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-51676 for New England Variable Annuity Separate Account on Form N-4 filed on May 15, 2001.


(9)  Opinion and consent of Christopher P. Nicholas, Esq. (MLIC) filed herewith.

(10) (i) Consent of Deloitte & Touche LLP filed herewith.

     (ii) Consent of Sutherland Asbill and Brennan LLP filed herewith.

(11) None

(12) None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(14) Metropolitan Life Insurance Company. Powers of Attorney are incorporated herein by reference to the Registration Statement of The New England Variable Account on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole, Jr. and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement of The New England Variable Account on Form N-4 (File No. 333-11131) filed on April 30, 1997; Robert H. Benmosche and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 2-90380) filed on April 3, 1998; William C. Steere, Jr. whose power of attorney was filed with Post-Effective Amendment No. 8 to the Registration Statement of Metropolitan Life Separate Account UL on Form S-6 (File No. 33-57320) filed on April 23, 1999; Virginia M. Wilson whose power of attorney was filed with Pre-Effective Amendment No. 2 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-80547) filed on November 1, 1999; and John C. Danforth whose power of attorney was filed with Post-Effective Amendment No. 27 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 2-90380) filed on April 3, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Curtis H. Barnette     Chairman Emeritus                          Director
                       Bethlehem Steel Corporation
                       1170 Eighth Avenue
                       Martin Tower 101
                       Bethlehem, PA  18016-7699

                                     III-4

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Robert H. Benmosche    Chairman of the Board, President,  Chairman of the Board,
                       Chief Executive Officer and                President,
                       Director                                Chief Executive
                       MetLife, Inc. and                         Officer and
                       Metropolitan Life Insurance                 Director
                       Company
                       One Madison Avenue
                       New York, NY 10010

Gerald Clark           Vice-Chairman of the Board,          Vice-Chairman of the
                       Chief Investment Officer and              Board, Chief
                       Director                              Investment Officer
                       MetLife, Inc. and                        and Director
                       Metropolitan Life Insurance Company
                       One Madison Avenue
                       New York, NY  10010


John C. Danforth       Partner                                     Director
                       Bryan Cave LLP,
                       One Metropolitan Square
                       211 North Broadway, Suite 3600
                       St. Louis, MO 63102

Burton A. Dole, Jr.    Retired Chairman of the Board,              Director
                       Nellcor Puritan Bennett, Inc.
                       P.O. Box 208
                       Carlsbad, CA 92018

James R. Houghton      Chairman of the Board Emeritus              Director
                       and Director
                       Corning Incorporated
                       80 East Market Street, 2nd Floor
                       Corning, NY  14830

Harry P. Kamen         Retired Chairman of the Board and           Director
                       Chief Executive Officer
                       Metropolitan Life Insurance Company
                       200 Park Avenue, Suite 5700
                       New York, NY  10166



                                     III-5

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Helene L. Kaplan       Of Counsel, Skadden, Arps,                  Director
                       Slate, Meagher & Flom LLP
                       Four Times Square
                       New York, NY   10036

Catherine R. Kinney    Group Executive Vice President,             Director
                       Co-Chief Operating Officer
                       President and Executive Vice-Chairman
                       New York Stock Exchange, Inc.
                       11 Wall Street, 6th Floor
                       New York, NY 10005

Charles M. Leighton    Retired Chairman of the Board               Director
                       and Chief Executive Officer
                       CML Group, Inc.
                       51 Vaughn Hill Road
                       Bolton, MA  01720



Stewart G. Nagler      Vice-Chairman of the Board              Vice-Chairman of
                       Chief Financial Officer and             the Board, Chief
                       Director                               Financial Officer
                       MetLife, Inc. and                         and Director
                       Metropolitan Life Insurance Company
                       One Madison Avenue
                       New York, NY  10010

John J. Phelan, Jr.    Retired Chairman of the Board               Director
                       and Chief Executive Officer
                       New York Stock Exchange, Inc.
                       P.O. Box 524
                       Locust Valley, NY   11560

Hugh B. Price          President and Chief Executive               Director
                       Officer
                       National Urban League, Inc.
                       120 Wall Street, 7th & 8th Floors
                       New York, NY   10005



                                     III-6

        Name                Principal Occupation and       Positions and Offices
                                Business Address              with Depositor

William C. Steere, Jr.        Chairman of the Board              Director
                              Pfizer, Inc.
                              235 East 42nd Street
                              New York, NY   10016


Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company ("Metropolitan Life"). The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

Name                             Position with Metropolitan Life
Gary A. Beller                   Senior Executive Vice-President and General
                                 Counsel

Robert H. Benmosche              Chairman of the Board, President, Chief
                                 Executive Officer and Director

James M. Benson                  President, Individual Business; Chairman
                                 of the Board, Chief Executive Officer
                                 and President, New England Life Insurance
                                 Company; Chairman, President and Chief
                                 Executive Officer, GenAmerica Financial
                                 Corporation

Gwenn L. Carr                    Vice-President and Secretary

Daniel J. Cavanagh               Executive Vice-President

Gerald Clark                     Vice-Chairman of the Board, Chief
                                 Investment Officer and Director

C. Robert Henrikson              President, Institutional Business

Jeffrey J. Hodgman               Executive Vice-President

Kernan F. King                   Executive Vice-President

Terence I. Lennon                Executive Vice-President

Stewart G. Nagler                Vice-Chairman of the Board, Chief
                                 Financial Officer and Director

Catherine A. Rein                Senior Executive Vice-President; President
                                 and Chief Executive Officer of MetLife
                                 Auto & Home

Stanley J. Talbi                 Senior Vice-President and Chief Actuary
William J. Toppeta               President, International
John H. Tweedie                  Senior Executive Vice-President
Lisa M. Weber                    Senior Executive Vice-President and Chief
                                 Administrative Officer
Judy E. Weiss                    Executive Vice-President
Anthony J. Williamson            Senior Vice-President and Treasurer
Virginia M. Wilson               Senior Vice-President and Controller


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.

     The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company.


                                     III-7

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTHOLDERS

As of March 31, 2002, there were 17,895 owners of tax-qualified Contracts and 10,074 owners of non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Metropolitan Life Insurance Company ("Metropolitan Life") has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. Metropolitan Life maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which Metropolitan Life and New England Securities Corporation, the Registrant's underwriter (the "Underwriter") as well as certain other subsidiaries of Metropolitan Life are covered. A provision in Metropolitan Life's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan Life of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

         New England Zenith Fund
         New England Variable Annuity Fund I
         New England Life Retirement Investment Account
         New England Variable Life Separate Account
         New England Variable Annuity Separate Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                     III-8

        Name              Principal and Offices with          Positions and Offices
                             Principal Underwriter                with Depositor
Thomas W. McConnell*      Chairman of the Board of Directors,          None
                          President and Chief Executive Officer
Steven J. Brash***        Assistant Treasurer                          None
Mary M. Diggins**         Vice President, General Counsel,             None
                          Secretary and Clerk
Johannes Etwaroo*         Vice President of Operations                 None
Thom A. Faria**           Director                                     None
Anne M. Goggin**          Director                                Chief Counsel-
                                                                Individual Business
David Decker****          Vice President                               None
Gregory M. Harrison***    Assistant Treasurer                          None
Laura A. Hutner*          Vice President                               None
Mitchell A. Karman**      Vice President                               None
Rebecca Kovatch*          Field Vice President                         None
Joanne Logue**            Vice President                               None
Genevieve Martin*         Field Vice President                         None
Sean McNamara*****        Assistant Vice President                     None
James Reynolds*           Vice President and Chief Financial Officer   None
Robert F. Regan**         Vice President                               None
Jonathan M. Rozek*        Vice President                               None
Bette Skandalis**         Vice President                               None
Michael E. Toland*        Vice President, Treasurer, Chief Compliance  None
                          Officer, Assistant Secretary and
                          Assistant Clerk

Principal Business Address: *399 Boylston Street, Boston, MA 02116
                            **501 Boylston Street, Boston, MA 02116
                            ***MetLife - One Madison Avenue, New York,  NY 10010
                            ****MetLife - 260 Madison Avenue, New York, NY 10016
                            *****MetLife - 485-E US Highway South, Iselin, NJ,
                                 08830

(c)

         (1)             (2)             (3)            (4)             (5)
                   Net Underwriting  Compensation
 Name of Principal   Discounts and   Redemption or   Brokerage        Other
    Underwriter       Commissions    Annuitization   Commissions   Compensation


    New England
    Securities     $1,005,853              0              0              0
    Corporation


Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

                                     III-9

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a)  Registrant

    (b)  New England Life Insurance Company
         501 Boylston Street
         Boston, Massachusetts 02116

    (c)  State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110

    (d)  New England Securities Corporation
         399 Boylston Street
         Boston, Massachusetts  02116

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

                                     III-10

    Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                     III-11

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The New England Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 25th day of April 2002.


                               THE NEW ENGLAND VARIABLE ACCOUNT


                               BY: METROPOLITAN LIFE INSURANCE COMPANY



                               BY: /s/ Gary A. Beller, Esq.
                                   -------------------------
                                   Gary A. Beller, Esq.
                                   Senior Executive Vice President
                                   and General Counsel


Attest:    /s/ James D. Gaughan
           ---------------------
           James D. Gaughan
           Assistant Secretary

                                     III-12

                                  SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Metropolitan Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 25th day of April, 2002.


                                   METROPOLITAN LIFE INSURANCE COMPANY



                                   BY: /s/ Gary A. Beller, Esq.
                                       -----------------------
                                       Gary A. Beller, Esq.
                                       Senior Executive Vice President
                                       and General Counsel


Attest:  /s/ James D. Gaughan
         ---------------------
         James D. Gaughan
         Assistant Secretary


     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2002.


      SIGNATURE                        Title
      ---------                        -----

          *                  Chairman of the Board, President
--------------------------     and Chief Executive Officer
  ROBERT H. BENMOSCHE

          *                     Vice-Chairman of the Board,
--------------------------   Chief Financial Officer (Principal
  STEWART G. NAGLER            Financial Officer)


          *                  Senior Vice President and Controller
--------------------------      (Principal Accounting Officer)
  VIRGINIA M. WILSON


          *                                Director
--------------------------
  CURTIS H. BARNETTE

                                     III-13

       SIGNATURE                       Title
       ---------                       -----

        *                      Vice Chairman of the Board and
--------------------------       Chief Investment Officer
   GERALD CLARK


        *                             Director
--------------------------
   JOHN C. DANFORTH


        *                             Director
--------------------------
   BURTON A. DOLE, JR.


        *                             Director
--------------------------
   JAMES R. HOUGHTON


        *                             Director
--------------------------
   HARRY P. KAMEN


        *                             Director
--------------------------
   HELENE L. KAPLAN


                                      Director
--------------------------
   CATHERINE R. KINNEY


        *                             Director
--------------------------
   CHARLES M. LEIGHTON


        *                             Director
--------------------------
   JOHN J. PHELAN, JR.


        *                             Director
--------------------------
   HUGH B. PRICE


                                     III-14

       SIGNATURE                       Title
       ---------                       -----



        *                             Director
--------------------------
   WILLIAM C. STEERE, JR.


 /s/  CHRISTOPHER P. NICHOLAS
-----------------------------

 CHRISTOPHER P. NICHOLAS, ESQ.
 ATTORNEY-IN-FACT
 April 25, 2002


* Metropolitan Life Insurance Company. Executed by Christopher P. Nicholas, Esq. on behalf of those indicated pursuant to Powers of Attorney which are incorporated herein by reference and were filed with the Registration Statement of The New England Variable Account on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole, Jr. and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement of The New England Variable Account on Form N-4 (File No. 333-11131) on April 30, 1997; Robert H. Benmosche and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 2-90380) filed April 3, 1998; William C. Steere, Jr. whose power of attorney was filed with Post-Effective Amendment No. 8 to the Registration Statement of Metropolitan Life Separate Account UL on Form S-6 (File No. 33-57320) filed April 23, 1999; Virginia M. Wilson whose power of attorney was filed with Pre-Effective Amendment No. 2 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-80547) filed November 1, 1999; and John C. Danforth whose power of attorney was filed with Post-Effective Amendment No. 27 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 2-90380) filed on April 3, 2001.

                                     III-15

                                 EXHIBIT INDEX



(9)  Opinion and Consent of Christopher P. Nicholas, Esq. (MLIC)

(10) (i)    Consent of Deloitte & Touche LLP.

     (ii)   Consent of Sutherland Asbill and Brennan LLP.